AST ADVANCED STRATEGIES PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Long-Term Investments — 90.2%
Affiliated Mutual Funds — 9.5%
AST PGIM Fixed Income Central Fund*	39,543,101	$380,009,201
AST Small-Cap Growth Portfolio*	1,227,595	70,071,134
AST Small-Cap Value Portfolio*	2,248,377	68,125,812

Total Affiliated Mutual Funds (cost $533,779,660)(wd)		518,206,147
Common Stocks — 46.8%
Aerospace & Defense — 0.6%
Airbus SE (France)	88,280	7,609,769
Austal Ltd. (Australia)	716,900	1,045,371
BAE Systems PLC (United Kingdom)	445,700	3,916,110
Boeing Co. (The)*	16,269	1,969,851
L3Harris Technologies, Inc.	49,057	10,195,516
Leonardo SpA (Italy)	303,500	2,148,902
Rheinmetall AG (Germany)	13,300	2,047,767
Safran SA (France)	55,655	5,064,035
		33,997,321
Air Freight & Logistics — 0.5%
Deutsche Post AG (Germany)	184,300	5,554,739
DSV A/S (Denmark)	38,588	4,520,488
United Parcel Service, Inc. (Class B Stock)	104,843	16,936,338
		27,011,565
Airlines — 0.2%
Air New Zealand Ltd. (New Zealand)*	4,695,300	1,874,663
International Consolidated Airlines Group SA (United Kingdom)*(a)	396,900	410,206
Japan Airlines Co. Ltd. (Japan)*	104,900	1,878,549
Ryanair Holdings PLC (Ireland), ADR*	26,183	1,529,611
Southwest Airlines Co.*	142,714	4,401,300
		10,094,329
Auto Components — 0.1%
Cie Generale des Etablissements Michelin SCA (France)	68,800	1,541,512
Faurecia SE (France)*	3,328	36,025
Magna International, Inc. (Canada)(a)	22,478	1,065,907
Pirelli & C SpA (Italy), 144A	406,000	1,322,405
Yokohama Rubber Co. Ltd. (The) (Japan)	126,100	1,938,150
		5,903,999
Automobiles — 0.6%
Bayerische Motoren Werke AG (Germany)	52,900	3,585,433
Honda Motor Co. Ltd. (Japan)	151,500	3,288,427
Isuzu Motors Ltd. (Japan)	195,800	2,165,047
Mercedes-Benz Group AG (Germany)	70,100	3,544,748
Rivian Automotive, Inc. (Class A Stock)*(a)	360,653	11,869,090
Stellantis NV	195,452	2,311,582
Subaru Corp. (Japan)	83,300	1,258,859
Tesla, Inc.*	9,212	2,443,483
	Shares	Value

Common Stocks (continued)
Automobiles (cont’d.)
Volkswagen AG (Germany)	18,200	$2,966,042
		33,432,711
Banks — 2.1%
ABN AMRO Bank NV (Netherlands), 144A, CVA	129,900	1,163,952
Aozora Bank Ltd. (Japan)	111,800	1,998,808
Australia & New Zealand Banking Group Ltd. (Australia)	88,746	1,299,135
Banco Bilbao Vizcaya Argentaria SA (Spain)	442,100	1,983,192
Banco Santander SA (Spain)	829,100	1,929,234
Bank of America Corp.	302,446	9,133,869
Bank of Queensland Ltd. (Australia)	419,700	1,748,367
Barclays PLC (United Kingdom)	991,600	1,577,770
BAWAG Group AG (Austria), 144A*	45,000	1,934,473
BNP Paribas SA (France)	76,600	3,235,527
Citigroup, Inc.	159,569	6,649,240
Credit Agricole SA (France)	189,400	1,537,555
Danske Bank A/S (Denmark)	151,100	1,880,691
DBS Group Holdings Ltd. (Singapore)	79,500	1,839,103
DNB Bank ASA (Norway)	137,800	2,186,620
Fifth Third Bancorp	120,504	3,851,308
Gunma Bank Ltd. (The) (Japan)	371,000	1,008,626
Huntington Bancshares, Inc.	730,905	9,633,328
ING Groep NV (Netherlands)	186,900	1,601,439
Jyske Bank A/S (Denmark)*	41,900	2,180,580
KBC Group NV (Belgium)	105,693	5,015,554
Keiyo Bank Ltd. (The) (Japan)	163,500	533,680
Lloyds Banking Group PLC (United Kingdom)	2,667,500	1,205,679
Mediobanca Banca di Credito Finanziario SpA (Italy)	232,900	1,822,379
Mitsubishi UFJ Financial Group, Inc. (Japan)	402,800	1,824,735
Mizuho Financial Group, Inc. (Japan)	171,050	1,851,553
NatWest Group PLC (United Kingdom)	319,755	796,421
Nishi-Nippon Financial Holdings, Inc. (Japan)	215,000	1,116,551
Nordea Bank Abp (Finland)	218,300	1,868,261
Resona Holdings, Inc. (Japan)	553,800	2,026,609
Societe Generale SA (France)	67,600	1,336,865
Sumitomo Mitsui Financial Group, Inc. (Japan)	91,100	2,525,427
Swedbank AB (Sweden) (Class A Stock)	122,000	1,601,343
Toronto-Dominion Bank (The) (Canada)	129,656	7,951,972
Wells Fargo & Co.	636,819	25,612,860
		115,462,706
Beverages — 0.4%
Coca-Cola Co. (The)	128,718	7,210,782
Coca-Cola HBC AG (Italy)*	44,500	929,822
Diageo PLC (United Kingdom)	189,552	7,978,913
Monster Beverage Corp.*	30,400	2,643,584
		18,763,101
A1

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Biotechnology — 0.6%
AbbVie, Inc.	85,810	$11,516,560
CSL Ltd. (Australia)	32,747	5,955,604
Regeneron Pharmaceuticals, Inc.*	1,763	1,214,478
Swedish Orphan Biovitrum AB (Sweden)*	5,280	102,046
Vertex Pharmaceuticals, Inc.*	38,773	11,226,334
		30,015,022
Building Products — 0.3%
AGC, Inc. (Japan)	55,100	1,715,366
Cie de Saint-Gobain (France)	60,600	2,166,790
Daikin Industries Ltd. (Japan)	30,200	4,646,846
Johnson Controls International PLC	44,058	2,168,535
Kingspan Group PLC (Ireland)	37,353	1,682,923
Xinyi Glass Holdings Ltd. (China)	1,239,000	1,791,821
		14,172,281
Capital Markets — 1.2%
3i Group PLC (United Kingdom)	151,900	1,823,930
B3 SA - Brasil Bolsa Balcao (Brazil)	1,280,200	3,120,789
Charles Schwab Corp. (The)	131,102	9,422,301
CME Group, Inc.	26,173	4,636,023
Credit Suisse Group AG (Switzerland)	208,600	825,135
Goldman Sachs Group, Inc. (The)	34,167	10,012,639
Investec PLC (United Kingdom)	263,400	1,060,038
Julius Baer Group Ltd. (Switzerland)	40,800	1,780,474
London Stock Exchange Group PLC (United Kingdom)	84,035	7,096,664
Morgan Stanley	25,195	1,990,657
MSCI, Inc.	18,380	7,752,500
Nomura Holdings, Inc. (Japan)	587,400	1,945,985
Partners Group Holding AG (Switzerland)	5,522	4,444,021
UBS Group AG (Switzerland)	498,900	7,238,024
		63,149,180
Chemicals — 1.1%
Air Products & Chemicals, Inc.	5,787	1,346,809
Arkema SA (France)	23,800	1,734,519
CF Industries Holdings, Inc.	87,629	8,434,291
Daicel Corp. (Japan)	269,400	1,586,139
International Flavors & Fragrances, Inc.	116,890	10,617,119
Linde PLC (United Kingdom)	24,010	6,472,856
Lintec Corp. (Japan)	84,700	1,301,884
Mitsubishi Chemical Group Corp. (Japan)	143,700	658,271
Mitsubishi Gas Chemical Co., Inc. (Japan)	148,900	1,957,859
Mitsui Chemicals, Inc. (Japan)	60,100	1,171,458
RPM International, Inc.	70,053	5,836,115
Sherwin-Williams Co. (The)	28,308	5,796,063
Sika AG (Switzerland)	20,482	4,116,713
Solvay SA (Belgium)	19,700	1,525,217
Teijin Ltd. (Japan)	139,000	1,347,917
Toagosei Co. Ltd. (Japan)	133,600	997,400
Tokuyama Corp. (Japan)	78,600	946,806
UBE Corp. (Japan)	140,900	1,881,930
	Shares	Value

Common Stocks (continued)
Chemicals (cont’d.)
Yara International ASA (Brazil)	54,400	$1,909,177
		59,638,543
Commercial Services & Supplies — 0.3%
Loomis AB (Sweden)	68,300	1,683,385
Rentokil Initial PLC (United Kingdom)	1,172,139	6,212,896
Securitas AB (Sweden) (Class B Stock)(a)	171,800	1,192,642
Societe BIC SA (France)	39,300	2,492,827
Stericycle, Inc.*(a)	98,080	4,130,149
TOMRA Systems ASA (Norway)	123,790	2,184,083
		17,895,982
Communications Equipment — 0.2%
Arista Networks, Inc.*	18,352	2,071,757
Cisco Systems, Inc.	137,254	5,490,160
Nokia OYJ (Finland)	544,500	2,337,572
		9,899,489
Construction & Engineering — 0.4%
Bouygues SA (France)	101,600	2,657,705
Hazama Ando Corp. (Japan)	318,600	1,839,365
HOCHTIEF AG (Germany)	20,200	956,178
Kandenko Co. Ltd. (Japan)	183,500	1,054,940
Mirait One Corp. (Japan)	84,800	859,478
NRW Holdings Ltd. (Australia)	760,000	1,157,503
Obayashi Corp. (Japan)	242,200	1,554,432
Skanska AB (Sweden) (Class B Stock)	109,100	1,357,833
Vinci SA (France)	121,819	9,850,379
		21,287,813
Construction Materials — 0.3%
Buzzi Unicem SpA (Italy)	80,600	1,140,173
China Resources Cement Holdings Ltd. (China)	1,812,000	836,936
HeidelbergCement AG (Germany)	27,000	1,066,612
Holcim AG (Switzerland)*	55,100	2,258,028
Imerys SA (France)	37,200	1,122,105
Vulcan Materials Co.	41,118	6,484,720
Wienerberger AG (Austria)	50,900	1,021,655
		13,930,229
Consumer Finance — 0.1%
American Express Co.	14,102	1,902,501
Credit Saison Co. Ltd. (Japan)	100,600	1,178,903
		3,081,404
Containers & Packaging — 0.3%
International Paper Co.	466,425	14,785,673
Rengo Co. Ltd. (Japan)	196,100	1,141,875
		15,927,548
Diversified Financial Services — 0.4%
Equitable Holdings, Inc.	429,643	11,321,093
Fuyo General Lease Co. Ltd. (Japan)	27,400	1,495,787
Housing Development Finance Corp. Ltd. (India)	232,669	6,491,356

A2

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Diversified Financial Services (cont’d.)
Mitsubishi HC Capital, Inc. (Japan)	440,900	$1,895,086
ORIX Corp. (Japan)	132,200	1,851,997
		23,055,319
Diversified Telecommunication Services — 0.2%
BT Group PLC (United Kingdom)	1,222,300	1,643,140
Deutsche Telekom AG (Germany)	109,100	1,857,065
Nippon Telegraph & Telephone Corp. (Japan)	155,600	4,196,892
Orange SA (France)	249,000	2,252,090
Telefonica SA (Spain)	431,500	1,426,504
United Internet AG (Germany)	59,100	1,104,807
		12,480,498
Electric Utilities — 0.8%
Endesa SA (Spain)	88,800	1,333,737
Entergy Corp.	45,220	4,550,489
NextEra Energy, Inc.	37,301	2,924,771
Orsted A/S (Denmark), 144A	58,545	4,666,082
Southern Co. (The)	405,655	27,584,540
		41,059,619
Electrical Equipment — 0.2%
AMETEK, Inc.	37,282	4,228,152
LG Energy Solution Ltd. (South Korea)*	7,571	2,232,372
Signify NV, 144A	77,700	1,999,795
		8,460,319
Electronic Equipment, Instruments & Components — 0.6%
Amphenol Corp. (Class A Stock)	81,250	5,440,500
Citizen Watch Co. Ltd. (Japan)	247,200	1,031,596
Daiwabo Holdings Co. Ltd. (Japan)	113,900	1,468,595
Halma PLC (United Kingdom)	92,424	2,078,834
Hexagon AB (Sweden) (Class B Stock)	691,997	6,462,653
Japan Aviation Electronics Industry Ltd. (Japan)	125,000	1,833,208
Keyence Corp. (Japan)	21,700	7,173,164
Kingboard Holdings Ltd. (China)	787,000	2,215,482
TE Connectivity Ltd. (Switzerland)	52,384	5,781,098
Tongda Group Holdings Ltd. (Hong Kong)*	12,390,000	149,384
Venture Corp. Ltd. (Singapore)	72,200	820,405
		34,454,919
Energy Equipment & Services — 0.2%
Tenaris SA	659,332	8,531,147
Entertainment — 0.5%
Electronic Arts, Inc.	33,082	3,827,918
Live Nation Entertainment, Inc.*	27,666	2,103,723
Netflix, Inc.*	15,194	3,577,275
Spotify Technology SA*	32,055	2,766,346
Take-Two Interactive Software, Inc.*	10,034	1,093,706
Walt Disney Co. (The)*	162,078	15,288,818
		28,657,786
	Shares	Value

Common Stocks (continued)
Equity Real Estate Investment Trusts (REITs) — 3.8%
AEON REIT Investment Corp. (Japan)	1,200	$1,296,185
Alexandria Real Estate Equities, Inc.	36,844	5,165,160
American Assets Trust, Inc.	31,602	812,803
American Homes 4 Rent (Class A Stock)	120,079	3,939,792
American Tower Corp.	43,164	9,267,311
Apartment Income REIT Corp.	41,135	1,588,634
AvalonBay Communities, Inc.	140,246	25,831,911
Boston Properties, Inc.	23,845	1,787,660
Camden Property Trust	10,004	1,194,978
Crown Castle, Inc.(a)	6,887	995,516
CubeSmart	35,824	1,435,109
Digital Realty Trust, Inc.(a)	31,384	3,112,665
Duke Realty Corp.	117,934	5,684,419
Equinix, Inc.	20,467	11,642,448
Equity LifeStyle Properties, Inc.	73,752	4,634,576
Equity Residential	104,402	7,017,903
Essex Property Trust, Inc.	11,298	2,736,715
Extra Space Storage, Inc.(a)	8,675	1,498,259
First Industrial Realty Trust, Inc.(a)	53,306	2,388,642
Gaming & Leisure Properties, Inc.	51,426	2,275,086
Healthpeak Properties, Inc.	132,682	3,041,071
Host Hotels & Resorts, Inc.	106,098	1,684,836
Invitation Homes, Inc.	268,566	9,069,474
Kilroy Realty Corp.(a)	19,925	839,042
Life Storage, Inc.	19,200	2,126,592
Mid-America Apartment Communities, Inc.	19,551	3,031,774
Mirvac Group (Australia)	1,104,500	1,375,878
Prologis, Inc.(a)	104,043	10,570,769
Public Storage	33,176	9,714,265
Regency Centers Corp.	26,545	1,429,448
Retail Opportunity Investments Corp.	66,754	918,535
Rexford Industrial Realty, Inc.	42,976	2,234,752
RLJ Lodging Trust	144,285	1,460,164
Ryman Hospitality Properties, Inc.	22,300	1,641,057
Safehold, Inc.(a)	9,668	255,815
SBA Communications Corp.	15,855	4,513,126
Segro PLC (United Kingdom)	337,551	2,816,480
Simon Property Group, Inc.	62,856	5,641,326
SITE Centers Corp.	58,815	629,909
Stockland (Australia)	686,200	1,436,093
Sun Communities, Inc.(a)	36,373	4,922,358
Sunstone Hotel Investors, Inc.(a)	120,746	1,137,427
UDR, Inc.	74,570	3,110,315
Ventas, Inc.	78,458	3,151,658
VICI Properties, Inc.(a)	417,444	12,460,703
Welltower, Inc.(a)	119,438	7,682,252
Weyerhaeuser Co.	448,757	12,816,500
WP Carey, Inc.(a)	52,504	3,664,779
		207,682,170
Food & Staples Retailing — 0.6%
Carrefour SA (France)	153,400	2,127,519
J Sainsbury PLC (United Kingdom)	806,000	1,560,886
Koninklijke Ahold Delhaize NV (Netherlands)	214,800	5,471,267

A3

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Food & Staples Retailing (cont’d.)
Marks & Spencer Group PLC (United Kingdom)*	811,100	$884,758
Metcash Ltd. (Australia)	744,200	1,849,047
Sonae SGPS SA (Portugal)	1,442,300	1,163,302
Tesco PLC (United Kingdom)	783,800	1,798,877
Valor Holdings Co. Ltd. (Japan)	38,700	476,547
Walmart, Inc.	143,364	18,594,311
		33,926,514
Food Products — 0.5%
Conagra Brands, Inc.	465,681	15,195,171
Elders Ltd. (Australia)	135,500	1,034,012
Inghams Group Ltd. (Australia)	417,300	635,175
Leroy Seafood Group ASA (Norway)	152,100	599,917
Origin Enterprises PLC (Ireland)	206,800	734,574
Orkla ASA (Norway)	242,000	1,759,174
Premier Foods PLC (United Kingdom)	672,846	717,957
Prima Meat Packers Ltd. (Japan)	40,700	588,707
Tate & Lyle PLC (United Kingdom)	136,162	1,026,638
WH Group Ltd. (Hong Kong), 144A	5,155,000	3,242,181
		25,533,506
Gas Utilities — 0.0%
Rubis SCA (France)	57,700	1,200,748
Health Care Equipment & Supplies — 2.0%
Abbott Laboratories	74,753	7,233,100
Asahi Intecc Co. Ltd. (Japan)	111,800	1,783,022
Becton, Dickinson & Co.	106,385	23,705,770
Boston Scientific Corp.*	178,961	6,931,160
Coloplast A/S (Denmark) (Class B Stock)	34,408	3,496,690
Edwards Lifesciences Corp.*	45,042	3,721,821
Hologic, Inc.*	93,711	6,046,234
Hoya Corp. (Japan)	52,400	5,049,191
Insulet Corp.*	11,947	2,740,642
Intuitive Surgical, Inc.*	34,301	6,429,379
Medtronic PLC	166,119	13,414,109
STERIS PLC	10,373	1,724,822
Straumann Holding AG (Switzerland)	47,093	4,307,134
Stryker Corp.	40,569	8,216,845
Zimmer Biomet Holdings, Inc.	135,489	14,165,375
		108,965,294
Health Care Providers & Services — 1.6%
Cigna Corp.	103,449	28,703,994
CVS Health Corp.	82,764	7,893,203
Elevance Health, Inc.	37,194	16,895,002
Fresenius SE & Co. KGaA (Germany)	43,200	920,817
Humana, Inc.	9,929	4,817,451
Medipal Holdings Corp. (Japan)	24,153	307,162
UnitedHealth Group, Inc.	50,841	25,676,739
		85,214,368
Health Care Technology — 0.0%
Veeva Systems, Inc. (Class A Stock)*	2,461	405,770
Hotels, Restaurants & Leisure — 0.9%
Aristocrat Leisure Ltd. (Australia)	533,917	11,258,492
	Shares	Value

Common Stocks (continued)
Hotels, Restaurants & Leisure (cont’d.)
Betsson AB (Sweden) (Class B Stock)*	207,400	$1,210,715
Booking Holdings, Inc.*	2,370	3,894,408
Chipotle Mexican Grill, Inc.*	4,439	6,670,752
Compass Group PLC (United Kingdom)	557,681	11,104,780
Evolution AB (Sweden), 144A	34,666	2,740,263
Hilton Worldwide Holdings, Inc.	40,349	4,866,896
Las Vegas Sands Corp.*(a)	153,043	5,742,173
Marriott International, Inc. (Class A Stock)	4,836	677,717
		48,166,196
Household Durables — 0.1%
Barratt Developments PLC (United Kingdom)	231,000	873,046
Bellway PLC (United Kingdom)	55,100	1,037,905
Electrolux AB (Sweden) (Class B Stock)(a)	113,400	1,178,612
Haseko Corp. (Japan)	158,200	1,715,985
Redrow PLC (United Kingdom)	193,000	849,807
Taylor Wimpey PLC (United Kingdom)	1,112,300	1,083,090
Vistry Group PLC (United Kingdom)	97,500	637,884
		7,376,329
Household Products — 0.3%
Colgate-Palmolive Co.	69,648	4,892,772
Kimberly-Clark Corp.	102,396	11,523,646
		16,416,418
Industrial Conglomerates — 0.6%
CK Hutchison Holdings Ltd. (United Kingdom)	302,500	1,665,640
General Electric Co.	340,619	21,087,722
Siemens AG (Germany)	104,110	10,176,011
		32,929,373
Insurance — 1.8%
Aegon NV (Netherlands)	555,400	2,207,715
Ageas SA/NV (Belgium)	49,300	1,798,055
AIA Group Ltd. (Hong Kong)	576,400	4,799,053
Allianz SE (Germany)	11,500	1,811,645
American International Group, Inc.	347,747	16,511,028
Aon PLC (Class A Stock)	22,882	6,129,401
Arthur J. Gallagher & Co.	9,585	1,641,144
ASR Nederland NV (Netherlands)	60,400	2,321,950
Aviva PLC (United Kingdom)	377,872	1,620,634
AXA SA (France)	91,300	1,993,345
Baloise Holding AG (Switzerland)	12,200	1,558,852
Chubb Ltd.	100,224	18,228,741
Dai-ichi Life Holdings, Inc. (Japan)	85,000	1,351,528
Hartford Financial Services Group, Inc. (The)	65,600	4,063,264
Helvetia Holding AG (Switzerland)	16,200	1,518,030
Intact Financial Corp. (Canada)	50,554	7,154,451
Legal & General Group PLC (United Kingdom)	686,400	1,638,424
Mapfre SA (Spain)	1,058,800	1,639,790

A4

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Insurance (cont’d.)
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	7,800	$1,877,621
NN Group NV (Netherlands)	38,700	1,505,196
Sompo Holdings, Inc. (Japan)	30,800	1,232,349
Swiss Life Holding AG (Switzerland)	5,000	2,209,059
Unipol Gruppo SpA (Italy)	409,000	1,588,544
UnipolSai Assicurazioni SpA (Italy)	759,000	1,574,108
Zurich Insurance Group AG (Switzerland)	23,934	9,541,309
		97,515,236
Interactive Media & Services — 1.6%
Alphabet, Inc. (Class A Stock)*	553,291	52,922,284
Alphabet, Inc. (Class C Stock)*	140,933	13,550,708
Bumble, Inc. (Class A Stock)*(a)	19,467	418,346
IAC, Inc.*	21,787	1,206,564
Match Group, Inc.*	71,866	3,431,602
Meta Platforms, Inc. (Class A Stock)*	90,733	12,310,653
		83,840,157
Internet & Direct Marketing Retail — 1.2%
Amazon.com, Inc.*	543,895	61,460,135
Coupang, Inc. (South Korea)*(a)	127,859	2,131,410
MercadoLibre, Inc. (Brazil)*	4,399	3,641,404
		67,232,949
IT Services — 2.0%
Accenture PLC (Class A Stock)	7,980	2,053,254
Adyen NV (Netherlands), 144A*	4,552	5,677,082
Affirm Holdings, Inc.*(a)	39,651	743,853
Amadeus IT Group SA (Spain)*	205,291	9,517,833
Atos SE (France)*	30,300	239,532
Block, Inc.*(a)	15,049	827,544
DTS Corp. (Japan)	48,300	1,148,178
Fiserv, Inc.*	301,173	28,180,758
Gartner, Inc.*	5,556	1,537,290
Global Payments, Inc.	54,301	5,867,223
Globant SA*(a)	12,314	2,303,703
Infosys Ltd. (India)	341,853	5,860,145
Mastercard, Inc. (Class A Stock)	73,056	20,772,743
MongoDB, Inc.*(a)	9,394	1,865,273
NS Solutions Corp. (Japan)	42,200	1,018,041
Shopify, Inc. (Canada) (Class A Stock)*	6,654	179,259
Snowflake, Inc. (Class A Stock)*	4,761	809,179
Sopra Steria Group SACA (France)	13,500	1,707,985
Visa, Inc. (Class A Stock)(a)	111,482	19,804,777
		110,113,652
Leisure Products — 0.0%
Peloton Interactive, Inc. (Class A Stock)*(a)	149,666	1,037,185
Life Sciences Tools & Services — 1.0%
Avantor, Inc.*	141,946	2,782,142
Danaher Corp.	44,096	11,389,556
ICON PLC*	64,139	11,787,465
Lonza Group AG (Switzerland)	13,724	6,682,096
	Shares	Value

Common Stocks (continued)
Life Sciences Tools & Services (cont’d.)
Sartorius Stedim Biotech (France)	16,080	$4,932,327
Thermo Fisher Scientific, Inc.	33,192	16,834,651
		54,408,237
Machinery — 1.0%
Atlas Copco AB (Sweden) (Class A Stock)	513,583	4,773,424
Cummins, Inc.	70,681	14,384,290
Daimler Truck Holding AG (Germany)*	35,050	792,392
Fuji Corp. (Japan)	83,800	1,096,645
Hong Leong Asia Ltd. (Singapore)	377,000	181,105
Husqvarna AB (Sweden) (Class B Stock)	151,700	840,932
Indutrade AB (Sweden)	107,836	1,749,096
Ingersoll Rand, Inc.	95,113	4,114,588
Rational AG (Germany)	3,816	1,848,173
SKF AB (Sweden) (Class B Stock)	184,200	2,467,656
SMC Corp. (Japan)	5,900	2,401,125
Spirax-Sarco Engineering PLC (United Kingdom)	24,884	2,860,495
Stanley Black & Decker, Inc.	89,200	6,708,732
Sumitomo Heavy Industries Ltd. (Japan)	99,100	1,835,494
Tsubakimoto Chain Co. (Japan)	74,400	1,571,304
Valmet OYJ (Finland)	91,800	1,855,849
Vesuvius PLC (United Kingdom)	152,000	524,647
Volvo AB (Sweden) (Class B Stock)	278,600	3,942,461
		53,948,408
Marine — 0.1%
AP Moller - Maersk A/S (Denmark) (Class B Stock)	1,200	2,180,674
D/S Norden A/S (Denmark)	67,260	2,837,447
DFDS A/S (Denmark)	28,000	726,901
		5,745,022
Media — 0.4%
Charter Communications, Inc. (Class A Stock)*(a)	3,614	1,096,307
Comcast Corp. (Class A Stock)	184,429	5,409,303
News Corp. (Class A Stock)	695,892	10,514,928
Nippon Television Holdings, Inc. (Japan)	193,400	1,549,698
Reach PLC (United Kingdom)	132,014	100,864
SKY Perfect JSAT Holdings, Inc. (Japan)	426,900	1,528,528
Telenet Group Holding NV (Belgium)	57,600	791,919
Trade Desk, Inc. (The) (Class A Stock)*	27,866	1,664,994
		22,656,541
Metals & Mining — 0.3%
Anglo American PLC (South Africa)	121,800	3,657,145
Aurubis AG (Germany)	22,500	1,174,605
Bekaert SA (Belgium)	63,500	1,598,732
BHP Group Ltd. (Australia)	126,400	3,142,068
Boliden AB (Sweden)	75,000	2,317,194
Fortescue Metals Group Ltd. (Australia)	222,300	2,386,469

A5

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Metals & Mining (cont’d.)
Perenti Global Ltd. (Australia)	963,600	$566,916
Rio Tinto Ltd. (Australia)	52,000	3,145,604
St. Barbara Ltd. (Australia)*	859,100	405,036
		18,393,769
Multiline Retail — 0.4%
Dollar General Corp.	24,140	5,790,220
Dollar Tree, Inc.*	14,469	1,969,231
Dollarama, Inc. (Canada)	144,425	8,291,094
Harvey Norman Holdings Ltd. (Australia)	846,200	2,189,071
Kohl’s Corp.	100,761	2,534,139
		20,773,755
Multi-Utilities — 0.6%
A2A SpA (Italy)	1,409,600	1,369,363
Ameren Corp.	115,604	9,311,902
Dominion Energy, Inc.	72,893	5,037,635
Sempra Energy	116,979	17,539,832
		33,258,732
Oil, Gas & Consumable Fuels — 2.2%
Beach Energy Ltd. (Australia)	1,780,300	1,709,672
Chesapeake Energy Corp.(a)	21,889	2,062,163
Chesapeake Energy Corp. Backstop Commitment	424	39,945
ConocoPhillips	127,029	13,000,148
EOG Resources, Inc.	19,486	2,177,171
Equinor ASA (Norway)	54,400	1,794,043
Exxon Mobil Corp.	137,923	12,042,057
Hess Corp.	20,992	2,287,918
Neste OYJ (Finland)	134,831	5,877,216
New Hope Corp. Ltd. (Australia)(a)	659,000	2,662,030
OMV AG (Austria)	69,600	2,519,044
Reliance Industries Ltd. (India)	450,213	13,066,117
Repsol SA (Spain)	273,600	3,143,733
Shell PLC (Netherlands)	468,600	11,624,996
TC Energy Corp. (Canada)	376,648	15,175,148
TotalEnergies SE (France)(a)	157,400	7,384,355
TotalEnergies SE (France), ADR(a)	488,360	22,718,507
Woodside Energy Group Ltd. (Australia)	22,840	466,656
		119,750,919
Paper & Forest Products — 0.0%
Lee & Man Paper Manufacturing Ltd. (China)	2,829,000	907,977
Personal Products — 0.2%
Estee Lauder Cos., Inc. (The) (Class A Stock)	25,366	5,476,520
Haleon PLC (United Kingdom)*	592,300	1,846,771
L’Oreal SA (France)	16,185	5,175,025
		12,498,316
Pharmaceuticals — 2.4%
AstraZeneca PLC (United Kingdom)	98,262	10,801,891
Bayer AG (Germany)	48,400	2,230,008
	Shares	Value

Common Stocks (continued)
Pharmaceuticals (cont’d.)
Bristol-Myers Squibb Co.	99,960	$7,106,157
Daiichi Sankyo Co. Ltd. (Japan), ADR	64,561	1,811,582
Elanco Animal Health, Inc.*	430,242	5,339,303
Eli Lilly & Co.	20,460	6,615,741
GSK PLC	473,840	6,843,533
Ipsen SA (France)	23,900	2,211,948
Johnson & Johnson	121,320	19,818,835
Merck & Co., Inc.	107,078	9,221,557
Novartis AG (Switzerland)	157,200	11,984,455
Novo Nordisk A/S (Denmark) (Class B Stock)	86,739	8,640,749
Ono Pharmaceutical Co. Ltd. (Japan)	102,900	2,403,614
Pfizer, Inc.	192,202	8,410,760
Roche Holding AG	31,500	10,254,282
Sanofi (France)	80,600	6,137,409
Sawai Group Holdings Co. Ltd. (Japan)	39,600	1,109,180
Teva Pharmaceutical Industries Ltd. (Israel)*	202,000	1,611,860
Towa Pharmaceutical Co. Ltd. (Japan)	98,400	1,446,248
UCB SA (Belgium)	17,200	1,193,643
Zoetis, Inc.	33,546	4,974,536
		130,167,291
Professional Services — 0.5%
Adecco Group AG (Switzerland)	68,100	1,879,531
CoStar Group, Inc.*	59,442	4,140,135
Equifax, Inc.	18,179	3,116,426
Experian PLC (United Kingdom)	201,607	5,901,560
Teleperformance (France)	12,168	3,086,825
TransUnion	34,308	2,040,983
Verisk Analytics, Inc.	39,170	6,679,660
		26,845,120
Real Estate Management & Development — 0.1%
CBRE Group, Inc. (Class A Stock)*	8,126	548,586
CK Asset Holdings Ltd. (Hong Kong)	194,000	1,164,657
Daito Trust Construction Co. Ltd. (Japan)	11,900	1,113,153
Daiwa House Industry Co. Ltd. (Japan)	70,000	1,423,283
Howard Hughes Corp. (The)*	13,693	758,455
Nexity SA (France)	29,500	598,897
Nomura Real Estate Holdings, Inc. (Japan)	47,500	1,072,751
		6,679,782
Road & Rail — 0.4%
Aurizon Holdings Ltd. (Australia)	886,900	1,961,514
Canadian Pacific Railway Ltd. (Canada)(a)	229,066	15,283,284
Old Dominion Freight Line, Inc.	4,966	1,235,392
Sankyu, Inc. (Japan)	46,800	1,359,121
Seino Holdings Co. Ltd. (Japan)	146,500	1,177,074
		21,016,385
Semiconductors & Semiconductor Equipment — 1.5%
Advanced Micro Devices, Inc.*	35,560	2,253,082
Applied Materials, Inc.	60,333	4,943,083

A6

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
ASML Holding NV (Netherlands) (XAMS)	10,839	$4,490,371
ASML Holding NV (Netherlands) (XNGS)	21,139	8,780,084
Infineon Technologies AG (Germany)	317,163	6,940,806
Lam Research Corp.	8,674	3,174,684
NVIDIA Corp.	97,334	11,815,374
NXP Semiconductors NV (China)	10,807	1,594,140
QUALCOMM, Inc.	160,520	18,135,550
Siltronic AG (Germany)	20,200	1,139,188
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	524,000	6,945,825
Texas Instruments, Inc.	58,326	9,027,698
Tokyo Seimitsu Co. Ltd. (Japan)	41,900	1,232,584
		80,472,469
Software — 3.4%
Adobe, Inc.*	33,012	9,084,902
Atlassian Corp. PLC (Class A Stock)*	46,974	9,892,255
Autodesk, Inc.*	12,475	2,330,330
Black Knight, Inc.*	17,556	1,136,400
Cadence Design Systems, Inc.*	51,917	8,484,795
Dassault Systemes SE (France)	85,548	2,953,551
Fortinet, Inc.*	79,606	3,911,043
HashiCorp, Inc. (Class A Stock)*(a)	15,737	506,574
Intuit, Inc.	62,312	24,134,684
Micro Focus International PLC (United Kingdom)	126,500	729,431
Microsoft Corp.	424,704	98,913,561
Salesforce, Inc.*	78,265	11,257,638
ServiceNow, Inc.*	25,336	9,567,127
Synopsys, Inc.*	11,548	3,528,029
		186,430,320
Specialty Retail — 0.7%
Best Buy Co., Inc.(a)	101,080	6,402,407
Carvana Co.*(a)	32,985	669,596
DCM Holdings Co. Ltd. (Japan)	222,400	1,812,445
EDION Corp. (Japan)	185,400	1,507,943
Geo Holdings Corp. (Japan)	20,700	253,516
Kingfisher PLC (United Kingdom)	733,200	1,784,768
K’s Holdings Corp. (Japan)	114,600	944,835
O’Reilly Automotive, Inc.*	2,852	2,005,954
Ross Stores, Inc.	78,751	6,636,347
Super Retail Group Ltd. (Australia)	335,300	1,906,892
TJX Cos., Inc. (The)	191,794	11,914,243
		35,838,946
Technology Hardware, Storage & Peripherals — 1.0%
Apple, Inc.	341,507	47,196,268
Brother Industries Ltd. (Japan)	116,600	2,014,447
Western Digital Corp.*	127,200	4,140,360
		53,351,075
Textiles, Apparel & Luxury Goods — 0.5%
Kering SA (France)	4,000	1,774,195
Lululemon Athletica, Inc.*	33,747	9,434,311
	Shares	Value

Common Stocks (continued)
Textiles, Apparel & Luxury Goods (cont’d.)
LVMH Moet Hennessy Louis Vuitton SE (France)	18,372	$10,831,668
NIKE, Inc. (Class B Stock)	34,337	2,854,092
Pandora A/S (Denmark)	17,400	813,733
Yue Yuen Industrial Holdings Ltd. (Hong Kong)	1,055,500	1,346,235
		27,054,234
Thrifts & Mortgage Finance — 0.0%
Paragon Banking Group PLC (United Kingdom)	358,700	1,569,569
Tobacco — 0.4%
British American Tobacco PLC (United Kingdom)	131,700	4,722,437
Imperial Brands PLC (United Kingdom)	129,900	2,671,117
Philip Morris International, Inc.	187,652	15,576,993
		22,970,547
Trading Companies & Distributors — 0.5%
Ashtead Group PLC (United Kingdom)	110,535	4,964,108
Bunzl PLC (United Kingdom)	295,095	9,016,033
ITOCHU Corp. (Japan)	51,700	1,247,931
Kanamoto Co. Ltd. (Japan)	92,800	1,325,701
Marubeni Corp. (Japan)	212,300	1,852,422
Mitsui & Co. Ltd. (Japan)	112,000	2,383,335
Rexel SA (France)*	124,900	1,871,846
Sojitz Corp. (Japan)	119,000	1,743,558
		24,404,934
Transportation Infrastructure — 0.0%
Kamigumi Co. Ltd. (Japan)	81,700	1,508,415
Shenzhen International Holdings Ltd. (China)	636,000	484,812
		1,993,227
Wireless Telecommunication Services — 0.0%
Freenet AG (Germany)	11,648	220,746
KDDI Corp. (Japan)	67,900	1,985,143
		2,205,889

Total Common Stocks (cost $2,745,096,853)		2,541,260,159
Exchange-Traded Funds — 4.4%
Energy Select Sector SPDR Fund	74,220	5,345,325
iShares 0-5 Year TIPS Bond ETF	35,000	3,363,850
iShares 1-3 Year Treasury Bond ETF	4,873	395,736
iShares Core U.S. Aggregate Bond ETF(a)	698,301	67,274,318
iShares Floating Rate Bond ETF(a)	453,514	22,798,149
iShares iBoxx $ Investment Grade Corporate Bond ETF(a)	253,947	26,016,870
iShares Russell 1000 Growth ETF(a)	109,632	23,066,573
iShares Russell 1000 Value ETF(a)	175,048	23,804,778
iShares S&P Small-Cap 600 Value ETF(a)	21,118	1,741,179
iShares TIPS Bond ETF	214,197	22,469,265

A7

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value

Exchange-Traded Funds (continued)
Vanguard Real Estate ETF(a)	277,007	$22,207,651
Vanguard Total International Bond ETF(a)	425,686	20,317,993

Total Exchange-Traded Funds (cost $272,097,082)		238,801,687
Preferred Stocks — 0.1%
Automobiles — 0.0%
Porsche Automobil Holding SE (Germany) (PRFC)	22,100	1,245,183
Capital Markets — 0.0%
State Street Corp., 5.350%(c), 3 Month LIBOR + 3.709%, Series G, Maturing 03/15/26(oo)	15,000	366,750
Health Care Equipment & Supplies — 0.1%
Becton, Dickinson & Co., Series B, CVT, 6.000%, Maturing 06/01/23(a)	36,377	1,714,812
Pharmaceuticals — 0.0%
Elanco Animal Health, Inc., CVT, 5.000%, Maturing 02/01/23	9,249	193,396

Total Preferred Stocks (cost $4,231,205)		3,520,141

	Units
Rights* — 0.0%
Commercial Services & Supplies
Securitas AB (Sweden) (Class B Stock), expiring 10/14/22(a)	687,200	286,704
(cost $417,391)
Warrants* — 0.0%
Chemicals
TPC Group, Inc., expiring 08/01/24^	262,713	26
(cost $0)

Interest Rate	Maturity Date	Principal Amount (000)#
Asset-Backed Securities — 4.0%
Automobiles — 0.0%
Toyota Auto Loan Extended Note Trust,
Series 2019-01A, Class A, 144A
2.560%	11/25/31	2,700	2,601,702
Collateralized Loan Obligations — 2.6%
Anchorage Capital CLO Ltd. (Cayman Islands),
Series 2021-21A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
4.460%(c)	10/20/34	4,000	3,811,823
Bain Capital Credit CLO Ltd. (Cayman Islands),
Series 2019-02A, Class AR, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.840%(c)	10/17/32	3,000	2,900,947
Barings Loan Partners CLO Ltd. (Cayman Islands),
Series LP-02A, Class A, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
3.810%(c)	01/20/34	4,700	4,524,485
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Benefit Street Partners CLO Ltd. (Cayman Islands),
Series 2020-21A, Class A1R, 144A, 3 Month LIBOR + 1.170% (Cap N/A, Floor 1.170%)
3.682%(c)	10/15/34		4,525	$4,340,023
BlueMountain CLO Ltd. (Cayman Islands),
Series 2016-02A, Class A1R2, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
4.104%(c)	08/20/32		7,500	7,277,087
Canyon Capital CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)(original cost $6,750,000; purchased 06/11/21)(f)
3.612%(c)	04/15/32		6,750	6,583,353
Carlyle Global Market Strategies CLO Ltd. (Cayman Islands),
Series 2015-04A, Class A1R, 144A, 3 Month LIBOR + 1.340% (Cap N/A, Floor 0.000%)
4.050%(c)	07/20/32		2,430	2,368,869
Carlyle US CLO Ltd. (Cayman Islands),
Series 2021-11A, Class A, 144A, 3 Month LIBOR + 1.095% (Cap N/A, Floor 1.095%)
3.878%(c)	01/25/33		7,000	6,741,606
CBAM Ltd. (Cayman Islands),
Series 2020-12A, Class AR, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.890%(c)	07/20/34		2,750	2,643,402
CIFC Funding Ltd. (Cayman Islands),
Series 2018-02A, Class A1, 144A, 3 Month LIBOR + 1.040% (Cap N/A, Floor 0.000%)
3.750%(c)	04/20/31		2,500	2,440,381
Series 2021-05A, Class A, 144A, 3 Month LIBOR + 1.140% (Cap N/A, Floor 1.140%)
3.652%(c)	07/15/34		3,000	2,872,147
Crown City CLO (Cayman Islands),
Series 2020-01A, Class A1AR, 144A, 3 Month LIBOR + 1.190% (Cap N/A, Floor 1.190%)
3.900%(c)	07/20/34		8,750	8,339,717
CVC Cordatus Loan Fund DAC (Ireland),
Series 15A, Class AR, 144A, 3 Month EURIBOR + 0.890% (Cap N/A, Floor 0.890%)
1.383%(c)	08/26/32	EUR	4,750	4,455,363
Elevation CLO Ltd. (Cayman Islands),
Series 2017-06A, Class A1, 144A, 3 Month LIBOR + 1.280% (Cap N/A, Floor 1.280%)
3.792%(c)	07/15/29		435	430,140
Generate CLO Ltd. (Cayman Islands),
Series 02A, Class AR, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.909%(c)	01/22/31		2,000	1,956,121
Greywolf CLO Ltd. (Cayman Islands),
Series 2020-03RA, Class A1R, 144A, 3 Month SOFR + 1.550% (Cap N/A, Floor 1.290%)
4.056%(c)	04/15/33		2,750	2,649,194
ICG US CLO Ltd. (Cayman Islands),
Series 2014-03A, Class A1RR, 144A, 3 Month LIBOR + 1.030% (Cap N/A, Floor 0.000%)
3.813%(c)	04/25/31		4,988	4,880,975

A8

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Jamestown CLO Ltd. (Cayman Islands),
Series 2019-14A, Class A1AR, 144A, 3 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
3.910%(c)	10/20/34		4,375	$4,190,277
MidOcean Credit CLO (Cayman Islands),
Series 2018-09A, Class A1, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.860%(c)	07/20/31		1,200	1,169,866
Mountain View CLO Ltd. (Cayman Islands),
Series 2013-01A, Class ARR, 144A, 3 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.423%(c)	10/12/30		2,000	1,965,533
Ocean Trails CLO (Cayman Islands),
Series 2020-09A, Class BR, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
4.262%(c)	10/15/34		5,250	4,931,488
OZLM Funding Ltd. (Cayman Islands),
Series 2013-04A, Class A1R, 144A, 3 Month LIBOR + 1.250% (Cap N/A, Floor 0.000%)
4.009%(c)	10/22/30		3,925	3,855,107
OZLM Ltd. (Cayman Islands),
Series 2014-06A, Class A1S, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 0.000%)
3.820%(c)	04/17/31		9,359	9,116,758
Series 2018-20A, Class A1, 144A, 3 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
3.760%(c)	04/20/31		3,000	2,918,541
Rockford Tower CLO Ltd. (Cayman Islands),
Series 2021-03A, Class B, 144A, 3 Month LIBOR + 1.750% (Cap N/A, Floor 1.750%)
4.460%(c)	10/20/34		4,100	3,820,099
Sixth Street CLO Ltd. (Cayman Islands),
Series 2020-16A, Class A1A, 144A, 3 Month LIBOR + 1.320% (Cap N/A, Floor 1.320%)
4.030%(c)	10/20/32		9,750	9,487,368
St. Paul’s CLO DAC (Ireland),
Series 05A, Class ARR, 144A, 3 Month EURIBOR + 0.710% (Cap N/A, Floor 0.710%)
1.101%(c)	02/20/30	EUR	4,985	4,766,371
TCW CLO Ltd. (Cayman Islands),
Series 2021-02A, Class AS, 144A, 3 Month LIBOR + 1.180% (Cap N/A, Floor 1.180%)
3.963%(c)	07/25/34		2,000	1,911,285
THL Credit Wind River CLO Ltd. (Cayman Islands),
Series 2019-01A, Class AR, 144A, 3 Month LIBOR + 1.160% (Cap N/A, Floor 1.160%)
3.870%(c)	07/20/34		3,250	3,115,935
Venture CLO Ltd. (Cayman Islands),
Series 2017-28AA, Class A1R, 144A, 3 Month LIBOR + 1.210% (Cap N/A, Floor 1.210%)
3.920%(c)	10/20/34		4,000	3,794,846
Voya CLO Ltd. (Cayman Islands),
Series 2013-02A, Class A1R, 144A, 3 Month SOFR + 1.232% (Cap N/A, Floor 0.970%)
3.773%(c)	04/25/31		3,000	2,922,425
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Collateralized Loan Obligations (cont’d.)
Series 2019-03A, Class AR, 144A, 3 Month LIBOR + 1.080% (Cap N/A, Floor 1.080%)
3.820%(c)	10/17/32	4,500	$4,343,694
Wellfleet CLO Ltd. (Cayman Islands),
Series 2019-01A, Class A1R, 144A, 3 Month LIBOR + 1.120% (Cap N/A, Floor 1.120%)
3.830%(c)	07/20/32	4,025	3,903,514
Wellfleet CLO Ltd.,
, 144A, 3 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.890%(c)	01/17/31	3,750	3,663,672
			139,092,412
Home Equity Loans — 0.5%
ACE Securities Corp. Home Equity Loan Trust,
Series 2004-OP01, Class M1, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
3.864%(c)	04/25/34	594	552,650
Series 2005-WF01, Class M3, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
3.774%(c)	05/25/35	362	361,357
Asset-Backed Funding Certificates Trust,
Series 2004-OPT05, Class A1, 1 Month LIBOR + 0.700% (Cap N/A, Floor 0.700%)
3.784%(c)	06/25/34	35	32,167
Series 2005-WF01, Class M2, 1 Month LIBOR + 0.600% (Cap N/A, Floor 0.600%)
3.684%(c)	10/25/34	202	201,597
Series 2006-OPT02, Class A2, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
3.224%(c)	10/25/36	1,931	1,766,034
Asset-Backed Securities Corp. Home Equity Loan Trust,
Series 2005-HE04, Class M7, 1 Month LIBOR + 1.845% (Cap N/A, Floor 1.845%)
4.929%(c)	05/25/35	1,424	1,352,297
Citigroup Mortgage Loan Trust,
Series 2006-AMC01, Class A1, 144A, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
3.374%(c)	09/25/36	428	417,147
Series 2007-AHL01, Class A2C, 1 Month LIBOR + 0.420% (Cap N/A, Floor 0.420%)
3.504%(c)	12/25/36	2,718	2,671,273
Citigroup Mortgage Loan Trust, Inc.,
Series 2005-HE04, Class M3, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
3.774%(c)	10/25/35	400	363,328
First NLC Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 0.070% (Cap N/A, Floor 0.070%)
3.154%(c)	08/25/37	723	403,007
Home Equity Asset Trust,
Series 2004-03, Class M1, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)
3.939%(c)	08/25/34	111	107,577
Series 2005-02, Class M6, 1 Month LIBOR + 1.200% (Cap N/A, Floor 1.200%)
4.284%(c)	07/25/35	2,000	1,914,263

A9

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Series 2005-08, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
3.759%(c)	02/25/36	682	$658,152
Series 2005-09, Class M1, 1 Month LIBOR + 0.615% (Cap N/A, Floor 0.615%)
3.699%(c)	04/25/36	869	854,625
JPMorgan Mortgage Acquisition Trust,
Series 2006-WMC03, Class A3, 1 Month LIBOR + 0.220% (Cap N/A, Floor 0.220%)
3.304%(c)	08/25/36	45	32,036
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2005-HE02, Class M2, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
3.744%(c)	01/25/35	591	569,991
Series 2007-HE05, Class A2C, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
3.334%(c)	03/25/37	3,193	1,475,819
Series 2007-HE06, Class A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
3.144%(c)	05/25/37	14	12,611
New Century Home Equity Loan Trust,
Series 2004-04, Class M1, 1 Month LIBOR + 0.765% (Cap 12.500%, Floor 0.765%)
3.849%(c)	02/25/35	478	452,410
Nomura Home Equity Loan, Inc. Home Equity Loan Trust,
Series 2006-FM01, Class 2A4, 1 Month LIBOR + 0.660% (Cap N/A, Floor 0.660%)
3.744%(c)	11/25/35	3,000	2,854,669
Series 2006-WF01, Class M2, 1 Month LIBOR + 0.435% (Cap N/A, Floor 0.435%)
3.519%(c)	03/25/36	397	387,307
NovaStar Mortgage Funding Trust,
Series 2005-03, Class M2, 1 Month LIBOR + 0.705% (Cap 11.000%, Floor 0.705%)
3.789%(c)	01/25/36	151	149,813
Option One Mortgage Loan Trust,
Series 2004-03, Class M2, 1 Month LIBOR + 0.855% (Cap N/A, Floor 0.855%)
3.939%(c)	11/25/34	473	447,712
Series 2006-01, Class M1, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.540%)
3.624%(c)	01/25/36	1,800	1,627,838
Renaissance Home Equity Loan Trust,
Series 2007-03, Class AF3
7.238%	09/25/37	507	239,453
Residential Asset Securities Trust,
Series 2005-KS10, Class M2, 1 Month LIBOR + 0.660% (Cap 14.000%, Floor 0.660%)
3.744%(c)	11/25/35	300	298,105
Series 2006-KS03, Class M1, 1 Month LIBOR + 0.330% (Cap 14.000%, Floor 0.330%)
3.579%(c)	04/25/36	180	177,719
Series 2006-KS07, Class M1, 1 Month LIBOR + 0.280% (Cap 14.000%, Floor 0.280%)
3.364%(c)	09/25/36	2,200	2,123,472
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Home Equity Loans (cont’d.)
Soundview Home Loan Trust,
Series 2007-OPT01, Class 2A3, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
3.294%(c)	06/25/37	2,883	$2,053,489
Terwin Mortgage Trust,
Series 2003-06HE, Class A1, 1 Month LIBOR + 0.940% (Cap N/A, Floor 0.940%)
4.024%(c)	11/25/33	39	35,367
			24,593,285
Residential Mortgage-Backed Securities — 0.9%
Carrington Mortgage Loan Trust,
Series 2006-FRE01, Class A4, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
3.334%(c)	04/25/36	2,460	2,109,928
C-BASS Trust,
Series 2006-CB09, Class A1, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
3.204%(c)	11/25/36	15	7,355
Citigroup Mortgage Loan Trust,
Series 2007-WFH02, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
3.759%(c)	03/25/37	7,854	7,671,449
Countrywide Asset-Backed Certificates,
Series 2007-12, Class 1A1, 1 Month LIBOR + 0.740% (Cap N/A, Floor 0.740%)
3.824%(c)	08/25/47	828	790,732
Countrywide Asset-Backed Certificates Trust,
Series 2004-ECC01, Class M2, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
4.134%(c)	09/25/34	116	115,593
Series 2005-17, Class MV1, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
3.774%(c)	05/25/36	891	883,880
Series 2006-11, Class 3AV3, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
3.344%(c)	09/25/46	1,100	1,045,028
Series 2006-26, Class 1A, 1 Month LIBOR + 0.140% (Cap N/A, Floor 0.140%)
3.224%(c)	06/25/37	1,569	1,424,749
Credit-Based Asset Servicing & Securitization LLC,
Series 2007-CB06, Class A1, 144A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
1.744%(c)	07/25/37	27	18,804
CSAB Mortgage-Backed Trust,
Series 2006-04, Class A6A
6.184%	12/25/36	34	7,653
Ellington Loan Acquisition Trust,
Series 2007-01, Class A1, 144A, 1 Month LIBOR + 1.100% (Cap N/A, Floor 1.100%)
4.184%(c)	05/25/37	109	104,713
Fieldstone Mortgage Investment Trust,
Series 2006-01, Class A2, 1 Month LIBOR + 0.380% (Cap 12.250%, Floor 0.380%)
3.464%(c)	05/25/36	1,274	896,140

A10

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
First Franklin Mortgage Loan Trust,
Series 2004-FF10, Class M1, 1 Month LIBOR + 1.275% (Cap N/A, Floor 1.275%)
4.359%(c)	07/25/34	804	$788,090
Series 2006-FF05, Class 2A4, 1 Month LIBOR + 0.480% (Cap N/A, Floor 0.480%)
3.564%(c)	04/25/36	1,100	983,404
Series 2006-FF10, Class A1, 1 Month LIBOR + 0.115% (Cap N/A, Floor 0.000%)
3.199%(c)	07/25/36	1,292	1,195,191
Series 2006-FF10, Class A5, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
3.394%(c)	07/25/36	546	515,012
GSAMP Trust,
Series 2005-WMC01, Class M1, 1 Month LIBOR + 0.735% (Cap N/A, Floor 0.735%)
3.819%(c)	09/25/35	69	67,453
Series 2006-NC02, Class A2B, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
3.264%(c)	06/25/36	956	569,226
Series 2007-NC01, Class A2C, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
3.234%(c)	12/25/46	1,765	908,229
JPMorgan Mortgage Acquisition Trust,
Series 2006-CH02, Class AV5, 1 Month LIBOR + 0.210% (Cap N/A, Floor 0.210%)
3.294%(c)	10/25/36	30	29,878
Series 2007-CH01, Class MV6, 1 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
3.634%(c)	11/25/36	7,700	7,605,133
Lehman XS Trust,
Series 2007-20N, Class A1, 1 Month LIBOR + 2.300% (Cap N/A, Floor 0.000%)
5.384%(c)	12/25/37	957	964,463
Long Beach Mortgage Loan Trust,
Series 2005-WL02, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
3.604%(c)	08/25/35	1,880	1,824,407
Merrill Lynch Mortgage Investors Trust,
Series 2006-RM04, Class A2A, 1 Month LIBOR + 0.160% (Cap N/A, Floor 0.160%)
3.244%(c)	09/25/37	2	451
Series 2007-HE02, Class A2A, 1 Month LIBOR + 0.240% (Cap N/A, Floor 0.240%)
3.324%(c)	02/25/37	9	2,996
Morgan Stanley ABS Capital I, Inc. Trust,
Series 2004-NC05, Class M1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.984%(c)	05/25/34	1,959	1,809,728
Series 2005-WMC01, Class M3, 1 Month LIBOR + 0.780% (Cap N/A, Floor 0.780%)
3.864%(c)	01/25/35	1,335	1,288,871
Series 2006-WMC02, Class A2FP, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
3.184%(c)	07/25/36	34	13,843
Interest Rate	Maturity Date	Principal Amount (000)#	Value
Asset-Backed Securities (continued)
Residential Mortgage-Backed Securities (cont’d.)
Morgan Stanley IXIS Real Estate Capital Trust,
Series 2006-02, Class A1, 1 Month LIBOR + 0.050% (Cap N/A, Floor 0.050%)
3.134%(c)	11/25/36	1	$288
Saxon Asset Securities Trust,
Series 2005-01, Class M2, 1 Month LIBOR + 0.720% (Cap 10.000%, Floor 0.720%)
1.951%(c)	05/25/35	431	412,177
Series 2005-01, Class M3, 1 Month LIBOR + 0.780% (Cap 10.000%, Floor 0.780%)
1.951%(c)	05/25/35	772	636,915
Series 2006-02, Class M1, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
3.374%(c)	09/25/36	3,000	2,853,461
Series 2007-03, Class 1A, 1 Month LIBOR + 0.310% (Cap N/A, Floor 0.310%)
3.394%(c)	09/25/37	323	307,886
Securitized Asset-Backed Receivables LLC Trust,
Series 2005-OP02, Class M2, 1 Month LIBOR + 0.675% (Cap N/A, Floor 0.675%)
3.759%(c)	10/25/35	1,162	1,120,677
Series 2007-BR05, Class A2A, 1 Month LIBOR + 0.130% (Cap N/A, Floor 0.130%)
3.214%(c)	05/25/37	135	105,542
Series 2007-HE01, Class A2A, 1 Month LIBOR + 0.120% (Cap N/A, Floor 0.120%)
3.204%(c)	12/25/36	56	14,665
Series 2007-NC01, Class A1, 144A, 1 Month LIBOR + 0.260% (Cap N/A, Floor 0.260%)
3.344%(c)	12/25/36	4,315	3,943,654
Series 2007-NC01, Class A2A, 1 Month LIBOR + 0.100% (Cap N/A, Floor 0.100%)
3.184%(c)	12/25/36	1	804
Soundview Home Loan Trust,
Series 2005-OPT02, Class M2, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
3.924%(c)	08/25/35	2,200	2,038,244
Series 2006-NLC01, Class A1, 144A, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
3.204%(c)	11/25/36	21	6,803
Structured Asset Investment Loan Trust,
Series 2005-06, Class M3, 1 Month LIBOR + 0.810% (Cap N/A, Floor 0.810%)
3.894%(c)	07/25/35	3,000	2,886,861
Washington Mutual Asset-Backed Certificates Trust,
Series 2006-HE05, Class 2A1, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
3.144%(c)	10/25/36	59	24,791
Series 2007-HE02, Class 2A3, 1 Month LIBOR + 0.250% (Cap N/A, Floor 0.250%)
3.334%(c)	04/25/37	3,489	1,386,360
			49,381,527

A11

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Asset-Backed Securities (continued)
Student Loans — 0.0%
SLM Student Loan Trust,
Series 2004-03A, Class A6B, 144A, 3 Month LIBOR + 0.550% (Cap N/A, Floor 0.550%)
3.333%(c)	10/25/64		715	$699,104
SMB Private Education Loan Trust,
Series 2022-B, Class A1B, 144A, 30 Day Average SOFR + 1.450% (Cap N/A, Floor 0.000%)
3.735%(c)	02/16/55		1,521	1,497,811
				2,196,915

Total Asset-Backed Securities (cost $225,432,468)				217,865,841
Commercial Mortgage-Backed Securities — 0.4%
Banc of America Merrill Lynch Commercial Mortgage Securities Trust,
Series 2021-JACX, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
3.868%(c)	09/15/38		2,400	2,288,608
BX Commercial Mortgage Trust,
Series 2021-21M, Class A, 144A, 1 Month LIBOR + 0.730% (Cap N/A, Floor 0.730%)
3.548%(c)	10/15/36		2,200	2,100,821
DROP Mortgage Trust,
Series 2021-FILE, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.970%(c)	10/15/43		1,700	1,638,213
European Loan Conduit No. 36 DAC (Germany),
Series 36A, Class A1, 144A, 3 Month EURIBOR + 1.000% (Cap 6.000%, Floor 1.000%)
1.333%(c)	02/17/30	EUR	782	733,222
GS Mortgage Securities Trust,
Series 2012-GCJ09, Class A3
2.773%	11/10/45		10	10,299
Series 2012-GCJ09, Class XA, IO
1.944%(cc)	11/10/45		372	15
JPMorgan Chase Commercial Mortgage Securities Trust,
Series 2019-FL12, Class A, 144A, 1 Month LIBOR + 1.450% (Cap N/A, Floor 2.450%)
4.268%(c)	12/15/31		1,909	1,890,207
Manhattan West Mortgage Trust,
Series 2020-01MW, Class A, 144A
2.130%	09/10/39		2,300	1,946,692
PFP Ltd.,
Series 2021-08, Class A, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.939%(c)	08/09/37		949	899,350
Ready Capital Mortgage Financing LLC,
Series 2021-FL06, Class A, 144A, 1 Month LIBOR + 0.950% (Cap N/A, Floor 0.950%)
4.034%(c)	07/25/36		2,299	2,205,289
Real Estate Asset Liquidity Trust (Canada),
Series 2018-01A, Class A1, 144A
3.072%	08/12/53	CAD	565	404,876
SFO Commercial Mortgage Trust,
Series 2021-555, Class A, 144A, 1 Month LIBOR + 1.150% (Cap N/A, Floor 1.150%)
3.968%(c)	05/15/38		3,600	3,419,731
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Commercial Mortgage-Backed Securities (continued)
STWD Mortgage Trust,
Series 2021-HTS, Class A, 144A, 1 Month LIBOR + 1.050% (Cap N/A, Floor 1.050%)
3.868%(c)	04/15/34		2,000	$1,941,057
Wells Fargo Commercial Mortgage Trust,
Series 2022-ONL, Class A, 144A
3.862%	12/15/39		1,900	1,713,211

Total Commercial Mortgage-Backed Securities (cost $22,524,199)				21,191,591
Corporate Bonds — 5.1%
Aerospace & Defense — 0.1%
Bombardier, Inc. (Canada),
Sr. Unsec’d. Notes, 144A
7.500%	12/01/24		1,139	1,131,881
7.500%	03/15/25		780	758,464
7.875%	04/15/27(a)		2,025	1,863,000
Spirit AeroSystems, Inc.,
Gtd. Notes
3.950%	06/15/23(a)		400	385,486
				4,138,831
Airlines — 0.1%
American Airlines 2015-1 Class A Pass-Through Trust,
Pass-Through Certificates
3.375%	11/01/28		791	658,187
Turkish Airlines 2015-1 Class A Pass-Through Trust (Turkey),
Pass-Through Certificates, 144A
4.200%	09/15/28		4,765	4,009,226
United Airlines, Inc.,
Sr. Sec’d. Notes, 144A
4.375%	04/15/26		565	504,112
4.625%	04/15/29		140	116,256
				5,287,781
Auto Manufacturers — 0.2%
Ford Motor Co.,
Sr. Unsec’d. Notes
4.750%	01/15/43		1,525	1,014,009
5.291%	12/08/46(a)		3,475	2,462,901
Ford Motor Credit Co. LLC,
Sr. Unsec’d. Notes
2.900%	02/16/28		200	157,501
3.350%	11/01/22		500	499,177
3.370%	11/17/23		700	677,161
3.375%	11/13/25(a)		700	619,237
Sr. Unsec’d. Notes, EMTN, 3 Month EURIBOR + 0.420% (Cap N/A, Floor 0.000%)
1.203%(c)	12/07/22	EUR	500	487,348
Nissan Motor Acceptance Co. LLC,
Sr. Unsec’d. Notes, 144A, MTN
2.450%	09/15/28		500	377,147
Nissan Motor Co. Ltd. (Japan),
Sr. Unsec’d. Notes, 144A
3.522%	09/17/25		300	276,514

A12

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Auto Manufacturers (cont’d.)
4.345%	09/17/27		2,400	$2,062,980
4.810%	09/17/30		300	243,449
				8,877,424
Auto Parts & Equipment — 0.0%
Cooper-Standard Automotive, Inc.,
Gtd. Notes, 144A
5.625%	11/15/26		675	288,369
Dana, Inc.,
Sr. Unsec’d. Notes
5.375%	11/15/27		650	550,731
IHO Verwaltungs GmbH (Germany),
Sr. Sec’d. Notes, Cash coupon 3.875% or PIK 4.625%
3.875%	05/15/27	EUR	100	75,059
Sr. Sec’d. Notes, 144A, Cash coupon 6.000% or PIK 6.750%
6.000%	05/15/27		1,100	932,250
				1,846,409
Banks — 2.1%
AIB Group PLC (Ireland),
Sr. Unsec’d. Notes, 144A, MTN
4.750%	10/12/23		400	393,058
Banca Monte dei Paschi di Siena SpA (Italy),
Covered Bonds
0.875%	10/08/27	EUR	1,300	1,143,437
Sr. Unsec’d. Notes, EMTN
2.625%	04/28/25	EUR	500	417,878
Banco Bilbao Vizcaya Argentaria SA (Spain),
Jr. Sub. Notes
5.875%(ff)	09/24/23(oo)	EUR	400	358,099
Banco Santander Chile (Chile),
Sr. Unsec’d. Notes, 144A
2.700%	01/10/25		2,200	2,045,010
Banco Santander SA (Spain),
Sr. Unsec’d. Notes
1.849%	03/25/26		200	172,868
3.848%	04/12/23		600	595,451
Banco Votorantim SA (Brazil),
Sr. Unsec’d. Notes, 144A, MTN
4.500%	09/24/24(a)		5,100	4,943,175
Bank of America Corp.,
Jr. Sub. Notes, Series FF
5.875%(ff)	03/15/28(oo)		600	516,404
Sr. Unsec’d. Notes
2.551%(ff)	02/04/28		600	522,428
2.972%(ff)	02/04/33		600	470,037
Sr. Unsec’d. Notes, MTN
4.376%(ff)	04/27/28		400	374,974
Barclays PLC (United Kingdom),
Sr. Unsec’d. Notes
4.375%	01/12/26		700	660,492
Sr. Unsec’d. Notes, 3 Month BBSW + 1.800%
4.553%(c)	06/15/23	AUD	1,500	961,274
BNP Paribas SA (France),
Sr. Unsec’d. Notes, 144A
1.675%(ff)	06/30/27		900	765,751
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
2.591%(ff)	01/20/28		2,000	$1,720,746
China Development Bank (China),
Unsec’d. Notes, Series 1715
4.240%	08/24/27	CNH	102,200	15,312,894
Citigroup, Inc.,
Jr. Sub. Notes, Series V
4.700%(ff)	01/30/25(oo)		1,635	1,313,977
Sr. Unsec’d. Notes, Series VAR
3.070%(ff)	02/24/28		1,200	1,069,775
Cooperatieve Rabobank UA (Netherlands),
Sr. Unsec’d. Notes, 144A
3.649%(ff)	04/06/28		900	816,721
3.758%(ff)	04/06/33		300	249,152
Credit Suisse Group AG (Switzerland),
Jr. Sub. Notes, 144A
6.250%(ff)	12/18/24(oo)		1,000	855,000
6.375%(ff)	08/21/26(oo)		200	146,000
Sr. Unsec’d. Notes, 144A
4.194%(ff)	04/01/31		400	314,127
4.207%(ff)	06/12/24		1,728	1,696,764
6.537%(ff)	08/12/33		3,050	2,740,236
Deutsche Bank AG (Germany),
Sr. Unsec’d. Notes
2.222%(ff)	09/18/24		2,400	2,284,508
3.035%(ff)	05/28/32(a)		1,050	752,022
3.300%	11/16/22		3,400	3,394,444
3.547%(ff)	09/18/31		1,425	1,090,937
3.961%(ff)	11/26/25		2,500	2,332,061
Sr. Unsec’d. Notes, EMTN
2.625%	02/12/26	EUR	1,100	996,755
Sub. Notes
3.729%(ff)	01/14/32		1,400	950,236
5.882%(ff)	07/08/31(a)		800	642,072
Goldman Sachs Group, Inc. (The),
Jr. Sub. Notes, Series U
3.650%(ff)	08/10/26(oo)		365	281,666
Sr. Unsec’d. Notes
3.615%(ff)	03/15/28		1,900	1,729,027
4.223%(ff)	05/01/29		200	182,126
Sr. Unsec’d. Notes, SOFR + 1.120%
3.862%(c)	02/24/28		3,200	3,087,079
HSBC Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
2.871%(ff)	11/22/32(a)		4,200	3,088,772
4.041%(ff)	03/13/28		200	180,702
4.583%(ff)	06/19/29		500	444,211
4.950%	03/31/30		300	276,043
ING Bank NV (Netherlands),
Covered Bonds, 144A, MTN
2.625%	12/05/22		900	898,234
ING Groep NV (Netherlands),
Jr. Sub. Notes
3.875%(ff)	05/16/27(oo)		800	519,880
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
4.743%(c)	10/02/23		1,600	1,599,471

A13

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
JPMorgan Chase & Co.,
Sr. Unsec’d. Notes
4.323%(ff)	04/26/28		2,500	$2,351,495
4.912%(ff)	07/25/33		600	554,118
Lloyds Banking Group PLC (United Kingdom),
Jr. Sub. Notes
4.947%(ff)	06/27/25(oo)	EUR	200	173,150
Mizuho Financial Group, Inc. (Japan),
Sr. Unsec’d. Notes
1.241%(ff)	07/10/24		3,500	3,384,033
3.922%(ff)	09/11/24		1,100	1,078,275
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.000%
4.236%(c)	09/11/24		1,700	1,686,243
NatWest Group PLC (United Kingdom),
Jr. Sub. Notes
8.000%(ff)	08/10/25(oo)		200	186,260
Sr. Unsec’d. Notes
4.519%(ff)	06/25/24		500	494,997
5.076%(ff)	01/27/30		2,800	2,554,444
Sr. Unsec’d. Notes, 3 Month LIBOR + 1.550%
5.191%(c)	06/25/24		700	695,590
Nykredit Realkredit A/S (Denmark),
Covered Bonds, Series 01E
0.500%	10/01/43	DKK	10,592	1,012,753
1.000%	10/01/53	DKK	26,358	2,360,872
1.000%	10/01/53	DKK	897	74,110
1.500%	10/01/50	DKK	—(r)	—
1.500%	10/01/50	DKK	—(r)	—
2.500%	10/01/47	DKK	1	98
Covered Bonds, Series 01EE
1.000%	10/01/50	DKK	45,366	3,834,062
1.500%	10/01/53	DKK	17,652	1,690,140
1.500%	10/01/53	DKK	11,831	1,068,180
Covered Bonds, Series CCE
1.000%	10/01/50	DKK	83,719	7,549,603
Santander UK Group Holdings PLC (United Kingdom),
Sr. Unsec’d. Notes
4.796%(ff)	11/15/24		2,700	2,662,092
Sberbank of Russia Via SB Capital SA (Russia),
Sub. Notes
5.250%	05/23/23		1,000	120,023
Societe Generale SA (France),
Sr. Unsec’d. Notes, 144A
1.488%(ff)	12/14/26		400	339,495
2.797%(ff)	01/19/28		600	506,726
2.889%(ff)	06/09/32		700	511,019
3.337%(ff)	01/21/33		1,000	746,534
4.677%	06/15/27		1,800	1,722,507
Standard Chartered PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
1.319%(ff)	10/14/23		2,300	2,296,903
1.822%(ff)	11/23/25		1,000	908,407
2.678%(ff)	06/29/32		500	365,403
UBS AG (Switzerland),
Sub. Notes
5.125%	05/15/24		400	387,639
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Banks (cont’d.)
UBS Group AG (Switzerland),
Sr. Unsec’d. Notes, 144A
4.703%(ff)	08/05/27		400	$379,511
4.751%(ff)	05/12/28		300	283,070
UniCredit SpA (Italy),
Sr. Unsec’d. Notes, 144A, MTN
7.830%	12/04/23		6,200	6,250,195
				113,533,921
Building Materials — 0.0%
Griffon Corp.,
Gtd. Notes
5.750%	03/01/28		850	730,457
Standard Industries, Inc.,
Sr. Unsec’d. Notes, 144A
4.375%	07/15/30		775	592,556
				1,323,013
Chemicals — 0.0%
INEOS Quattro Finance 2 PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
2.500%	01/15/26	EUR	1,700	1,363,990
OCP SA (Morocco),
Sr. Unsec’d. Notes
5.125%	06/23/51		300	188,400
TPC Group, Inc.,
Sr. Sec’d. Notes, 144A
10.500%	08/01/24(d)		375	199,623
10.875%	08/01/24(d)		92	91,498
				1,843,511
Commercial Services — 0.1%
Allied Universal Holdco LLC/Allied Universal Finance Corp.,
Sr. Sec’d. Notes, 144A
6.625%	07/15/26		585	521,495
Transurban Finance Co. Pty Ltd. (Australia),
Sr. Sec’d. Notes, 144A
4.125%	02/02/26		848	807,827
United Rentals North America, Inc.,
Gtd. Notes
3.750%	01/15/32		25	19,629
3.875%	02/15/31(a)		375	305,277
5.250%	01/15/30		1,100	995,394
				2,649,622
Computers — 0.0%
Dell International LLC/EMC Corp.,
Sr. Unsec’d. Notes
6.020%	06/15/26		300	301,201
Cosmetics/Personal Care — 0.0%
GSK Consumer Healthcare Capital UK PLC,
Gtd. Notes, 144A
3.125%	03/24/25(a)		900	848,906

A14

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services — 0.5%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland),
Gtd. Notes
2.450%	10/29/26		700	$590,694
3.000%	10/29/28		800	640,904
Avolon Holdings Funding Ltd. (Ireland),
Gtd. Notes, 144A
2.528%	11/18/27		6	4,740
Doric Nimrod Air Alpha 2013-1 Class A Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.250%	05/30/25		276	272,381
Doric Nimrod Air Finance Alpha Ltd. 2012-1 Class A Pass-Through Trust (Guernsey),
Pass-Through Certificates, 144A
5.125%	11/30/24		116	116,110
Jyske Realkredit A/S (Denmark),
Covered Bonds, Series 111E
2.500%	10/01/47	DKK	1	80
Covered Bonds, Series CCE
0.500%	10/01/43	DKK	3,442	329,028
1.000%	10/01/50	DKK	26,541	2,411,371
1.000%	10/01/50	DKK	25,853	2,191,591
1.000%	10/01/53	DKK	10,588	874,234
1.500%	10/01/53	DKK	3,047	291,365
1.500%	10/01/53	DKK	3,582	323,042
Lehman Brothers Holdings, Inc.,
Sr. Unsec’d. Notes, MTN
2.851%	11/16/09(d)		400	1,480
2.907%	12/23/08(d)		200	740
5.625%	01/24/13(d)		1,700	6,290
Muthoot Finance Ltd. (India),
Sr. Sec’d. Notes, 144A, MTN
6.125%	10/31/22		1,100	1,092,644
Nationstar Mortgage Holdings, Inc.,
Gtd. Notes, 144A
5.500%	08/15/28		745	586,337
6.000%	01/15/27		225	192,178
Nomura Holdings, Inc. (Japan),
Sr. Unsec’d. Notes
2.329%	01/22/27		600	515,691
Nordea Kredit Realkreditaktieselskab (Denmark),
Covered Bonds
1.500%	10/01/53	DKK	12,800	1,153,668
1.500%	10/01/53	DKK	1,800	154,381
2.000%	10/01/53	DKK	1,800	170,337
Covered Bonds, Series CC2
0.500%	10/01/43	DKK	1,482	141,751
1.000%	10/01/50	DKK	32,860	2,971,050
1.000%	10/01/50	DKK	42,225	3,573,820
1.500%	10/01/53	DKK	5,801	555,281
2.500%	10/01/47	DKK	—(r)	28
OneMain Finance Corp.,
Gtd. Notes
3.875%	09/15/28		400	294,719
Realkredit Danmark A/S (Denmark),
Covered Bonds
1.000%	10/01/53	DKK	29,935	2,471,863
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Diversified Financial Services (cont’d.)
1.000%	10/01/53	DKK	2,832	$253,731
Covered Bonds, Series 23S
1.500%	10/01/53	DKK	4,811	460,859
Covered Bonds, Series 23S, MTN
2.500%	04/01/47	DKK	9	987
Covered Bonds, Series 27S
1.500%	10/01/53	DKK	2,094	188,854
Covered Bonds, Series 28S
2.000%	10/01/53	DKK	2,995	283,499
Covered Bonds, Series CCS
1.000%	10/01/50	DKK	30,721	2,788,650
Shriram Transport Finance Co. Ltd. (India),
Sr. Sec’d. Notes, EMTN
5.950%	10/24/22		1,100	1,091,956
Swiss Insured Brazil Power Finance Sarl (Brazil),
Sr. Sec’d. Notes, 144A
9.850%	07/16/32	BRL	14,964	2,553,899
				29,550,233
Electric — 0.3%
Adani Electricity Mumbai Ltd. (India),
Sr. Sec’d. Notes
3.949%	02/12/30		1,300	967,931
Calpine Corp.,
Sr. Unsec’d. Notes, 144A
4.625%	02/01/29		500	408,298
5.000%	02/01/31		925	739,502
5.125%	03/15/28		700	605,319
Enel Finance International NV (Italy),
Gtd. Notes, 144A
1.875%	07/12/28		1,700	1,325,079
FirstEnergy Transmission LLC,
Sr. Unsec’d. Notes, 144A
5.450%	07/15/44		280	249,109
Israel Electric Corp. Ltd. (Israel),
Unsec’d. Notes, 144A, GMTN
3.750%	02/22/32		800	680,000
Jersey Central Power & Light Co.,
Sr. Unsec’d. Notes, 144A
4.700%	04/01/24		700	688,418
NRG Energy, Inc.,
Gtd. Notes
5.750%	01/15/28		550	510,026
Gtd. Notes, 144A
3.375%	02/15/29		100	81,059
3.625%	02/15/31(a)		1,175	917,410
Pacific Gas & Electric Co.,
First Mortgage
2.100%	08/01/27		100	81,063
2.950%	03/01/26		100	88,525
3.150%	01/01/26		100	89,834
3.450%	07/01/25		100	93,244
3.950%	12/01/47		100	64,157
4.000%	12/01/46		100	63,078
4.400%	03/01/32		500	411,727
4.500%	07/01/40		100	72,817

A15

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Electric (cont’d.)
4.550%	07/01/30		300	$257,060
Perusahaan Listrik Negara PT (Indonesia),
Sr. Unsec’d. Notes, 144A
4.875%	07/17/49		2,600	1,808,300
Sr. Unsec’d. Notes, EMTN
3.375%	02/05/30		2,100	1,686,300
Southern California Edison Co.,
First Mortgage
0.700%	04/03/23		700	686,196
1.100%	04/01/24		200	188,556
First Mortgage, SOFR Index + 0.830%
3.801%(c)	04/01/24		300	296,792
Vistra Corp.,
Jr. Sub. Notes, 144A
7.000%(ff)	12/15/26(oo)		375	327,881
8.000%(ff)	10/15/26(oo)		1,375	1,264,066
Vistra Operations Co. LLC,
Gtd. Notes, 144A
5.000%	07/31/27		965	871,287
				15,523,034
Entertainment — 0.0%
AMC Entertainment Holdings, Inc.,
Sec’d. Notes, 144A, Cash coupon 10.000% or PIK 12.000% or Cash coupon 5.000% and PIK 6.000%
10.000%	06/15/26		234	159,580
Golden Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
7.625%	04/15/26		325	320,629
Penn Entertainment, Inc.,
Sr. Unsec’d. Notes, 144A
5.625%	01/15/27		300	266,166
				746,375
Foods — 0.1%
Albertson’s Cos., Inc./Safeway, Inc./New Albertson’s LP/Albertson’s LLC,
Gtd. Notes, 144A
3.500%	03/15/29		225	181,687
Bellis Acquisition Co. PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
3.250%	02/16/26	GBP	2,300	1,931,092
Bellis Finco PLC (United Kingdom),
Sr. Unsec’d. Notes, 144A
4.000%	02/16/27	GBP	1,200	816,253
Campbell Soup Co.,
Sr. Unsec’d. Notes
3.650%	03/15/23		887	883,713
Lamb Weston Holdings, Inc.,
Gtd. Notes, 144A
4.125%	01/31/30		300	253,675
4.375%	01/31/32		300	248,642
Market Bidco Finco PLC (United Kingdom),
Sr. Sec’d. Notes, 144A
5.500%	11/04/27	GBP	1,500	1,295,310
				5,610,372
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Gas — 0.0%
AmeriGas Partners LP/AmeriGas Finance Corp.,
Sr. Unsec’d. Notes
5.875%	08/20/26		700	$637,459
Healthcare-Products — 0.0%
Medline Borrower LP,
Sr. Sec’d. Notes, 144A
3.875%	04/01/29		225	180,685
Sr. Unsec’d. Notes, 144A
5.250%	10/01/29(a)		150	113,248
				293,933
Healthcare-Services — 0.0%
Tenet Healthcare Corp.,
Gtd. Notes, 144A
6.125%	10/01/28(a)		400	352,884
Home Builders — 0.0%
Brookfield Residential Properties, Inc./Brookfield Residential US LLC (Canada),
Gtd. Notes, 144A
4.875%	02/15/30		985	727,442
Mattamy Group Corp. (Canada),
Sr. Unsec’d. Notes, 144A
4.625%	03/01/30(a)		925	704,434
Taylor Morrison Communities, Inc.,
Sr. Unsec’d. Notes, 144A
5.125%	08/01/30		230	185,733
				1,617,609
Housewares — 0.0%
Newell Brands, Inc.,
Sr. Unsec’d. Notes
4.875%	06/01/25		145	140,349
Insurance — 0.0%
Corebridge Financial, Inc.,
Sr. Unsec’d. Notes, 144A
3.650%	04/05/27(a)		500	456,882
Doctors Co. An Interinsurance Exchange (The),
Sub. Notes, 144A
4.500%	01/18/32		200	167,861
Fairfax Financial Holdings Ltd. (Canada),
Sr. Unsec’d. Notes, 144A
2.750%	03/29/28	EUR	1,100	947,577
GA Global Funding Trust,
Sec’d. Notes, 144A
2.250%	01/06/27(a)		500	434,056
				2,006,376
Internet — 0.1%
Baidu, Inc. (China),
Sr. Unsec’d. Notes
3.625%	07/06/27		2,000	1,848,350
Prosus NV (China),
Sr. Unsec’d. Notes, 144A
1.207%	01/19/26	EUR	1,100	894,786
3.257%	01/19/27		2,400	2,010,000

A16

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Internet (cont’d.)
Tencent Holdings Ltd. (China),
Sr. Unsec’d. Notes, EMTN
3.240%	06/03/50		1,250	$746,328
3.975%	04/11/29		2,000	1,794,750
				7,294,214
Lodging — 0.0%
Hyatt Hotels Corp.,
Sr. Unsec’d. Notes
1.300%	10/01/23		400	384,666
Sands China Ltd. (Macau),
Sr. Unsec’d. Notes
5.625%	08/08/25(a)		500	447,500
5.900%	08/08/28		1,100	921,250
				1,753,416
Media — 0.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
Sr. Unsec’d. Notes, 144A
4.250%	02/01/31		900	696,258
Charter Communications Operating LLC/Charter Communications Operating Capital,
Sr. Sec’d. Notes
3.950%	06/30/62		700	416,014
CSC Holdings LLC,
Gtd. Notes, 144A
3.375%	02/15/31		690	486,343
Sr. Unsec’d. Notes, 144A
4.625%	12/01/30		700	476,004
Diamond Sports Group LLC/Diamond Sports Finance Co.,
Gtd. Notes, 144A
6.625%	08/15/27		230	15,715
Sec’d. Notes, 144A
5.375%	08/15/26		1,750	347,536
Discovery Communications LLC,
Gtd. Notes
2.950%	03/20/23		53	52,578
DISH DBS Corp.,
Gtd. Notes
7.375%	07/01/28		300	201,803
				2,692,251
Mining — 0.1%
Antofagasta PLC (Chile),
Sr. Unsec’d. Notes, 144A
2.375%	10/14/30(a)		1,200	879,000
Corp. Nacional del Cobre de Chile (Chile),
Sr. Unsec’d. Notes, 144A
3.750%	01/15/31(a)		4,000	3,406,000
				4,285,000
Multi-National — 0.0%
European Bank for Reconstruction & Development (Supranational Bank),
Sr. Unsec’d. Notes, GMTN
0.500%	09/01/23	AUD	600	371,437
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Multi-National (cont’d.)
European Investment Bank (Supranational Bank),
Sr. Unsec’d. Notes, EMTN
0.500%	08/10/23	AUD	2,900	$1,799,335
				2,170,772
Oil & Gas — 0.5%
Ascent Resources Utica Holdings LLC/ARU Finance Corp.,
Gtd. Notes, 144A
7.000%	11/01/26(a)		325	313,534
9.000%	11/01/27		53	64,662
Sr. Unsec’d. Notes, 144A
8.250%	12/31/28		325	315,735
Empresa Nacional del Petroleo (Chile),
Sr. Unsec’d. Notes
4.500%	09/14/47		1,500	975,750
Gazprom PJSC Via Gaz Capital SA (Russia),
Sr. Unsec’d. Notes
1.450%	03/06/23(d)	CHF	500	253,370
4.950%	03/23/27(d)		2,000	960,000
5.150%	02/11/26(d)		3,000	1,440,000
MEG Energy Corp. (Canada),
Gtd. Notes, 144A
7.125%	02/01/27(a)		250	253,750
Occidental Petroleum Corp.,
Sr. Unsec’d. Notes
6.950%	07/01/24		1,275	1,310,314
7.500%	05/01/31		1,200	1,254,215
Odebrecht Offshore Drilling Finance Ltd. (Brazil),
Sr. Sec’d. Notes
6.720%	12/01/22		24	24,084
Sr. Sec’d. Notes, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26		1,885	370,462
Sr. Sec’d. Notes, 144A, Cash coupon 7.720% or PIK N/A
7.720%	12/01/26		32	6,223
Pertamina Persero PT (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.150%	02/25/60		1,000	643,937
5.625%	05/20/43		4,300	3,622,212
Petroleos de Venezuela SA (Venezuela),
Gtd. Notes
6.000%	05/16/24(d)		5,400	116,100
Petroleos Mexicanos (Mexico),
Gtd. Notes
6.700%	02/16/32		2,684	1,874,506
Gtd. Notes, MTN
6.750%	09/21/47		10,152	5,634,360
Petronas Capital Ltd. (Malaysia),
Gtd. Notes, 144A, MTN
2.480%	01/28/32		1,800	1,461,960
4.800%	04/21/60		1,000	900,560
Qatar Energy (Qatar),
Sr. Unsec’d. Notes, 144A
2.250%	07/12/31		400	322,000
3.125%	07/12/41		600	435,488
3.300%	07/12/51		600	422,738

A17

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Corporate Bonds (continued)
Oil & Gas (cont’d.)
Rio Oil Finance Trust (Brazil),
Sr. Sec’d. Notes
9.250%	07/06/24	494	$491,036
Sr. Sec’d. Notes, 144A
9.250%	07/06/24	1,103	1,113,119
9.750%	01/06/27	1,199	1,241,678
SA Global Sukuk Ltd. (Saudi Arabia),
Sr. Unsec’d. Notes, 144A
2.694%	06/17/31	700	588,569
Saudi Arabian Oil Co. (Saudi Arabia),
Sr. Unsec’d. Notes
2.250%	11/24/30	200	162,250
Sr. Unsec’d. Notes, 144A
3.500%	11/24/70	1,000	645,000
Transocean, Inc.,
Gtd. Notes, 144A
8.000%	02/01/27	100	69,500
			27,287,112
Oil & Gas Services — 0.0%
Odebrecht Oil & Gas Finance Ltd. (Brazil),
Gtd. Notes, 144A
5.007%(s)	10/31/22(oo)	1,696	3,392
Pharmaceuticals — 0.1%
Bausch Health Americas, Inc.,
Gtd. Notes, 144A
8.500%	01/31/27	290	123,387
Bausch Health Cos., Inc.,
Gtd. Notes, 144A
5.000%	02/15/29	225	86,834
5.250%	01/30/30	150	56,250
5.250%	02/15/31	175	66,500
6.250%	02/15/29	500	185,725
Bayer US Finance II LLC (Germany),
Gtd. Notes, 144A
4.250%	12/15/25	500	479,422
4.375%	12/15/28	300	274,351
Gtd. Notes, 144A, 3 Month LIBOR + 1.010%
4.303%(c)	12/15/23	700	697,370
Organon & Co./Organon Foreign Debt Co-Issuer BV,
Sr. Sec’d. Notes, 144A
4.125%	04/30/28	200	170,984
Sr. Unsec’d. Notes, 144A
5.125%	04/30/31(a)	500	410,122
			2,550,945
Pipelines — 0.1%
Energy Transfer LP,
Jr. Sub. Notes, Series G
7.125%(ff)	05/15/30(oo)	725	601,023
Jr. Sub. Notes, Series H
6.500%(ff)	11/15/26(a)(oo)	800	683,571
Kinder Morgan Energy Partners LP,
Gtd. Notes
3.500%	09/01/23	900	886,344
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Pipelines (cont’d.)
ONEOK, Inc.,
Gtd. Notes
4.550%	07/15/28		300	$274,741
Sabine Pass Liquefaction LLC,
Sr. Sec’d. Notes
5.000%	03/15/27		3,800	3,649,638
Tallgrass Energy Partners LP/Tallgrass Energy Finance Corp.,
Gtd. Notes, 144A
7.500%	10/01/25		375	370,307
Venture Global Calcasieu Pass LLC,
Sr. Sec’d. Notes, 144A
3.875%	08/15/29		70	60,169
4.125%	08/15/31		45	37,292
Western Midstream Operating LP,
Sr. Unsec’d. Notes
5.300%	03/01/48		95	77,974
				6,641,059
Real Estate — 0.0%
Greystar Real Estate Partners LLC,
Sr. Sec’d. Notes, 144A
5.750%	12/01/25		900	844,934
Howard Hughes Corp. (The),
Gtd. Notes, 144A
5.375%	08/01/28(a)		610	506,619
				1,351,553
Real Estate Investment Trusts (REITs) — 0.0%
GLP Capital LP/GLP Financing II, Inc.,
Gtd. Notes
5.250%	06/01/25		700	677,505
5.300%	01/15/29(a)		900	817,709
Kilroy Realty LP,
Gtd. Notes
3.450%	12/15/24		200	191,699
				1,686,913
Retail — 0.1%
Brinker International, Inc.,
Gtd. Notes, 144A
5.000%	10/01/24		625	600,274
Marks & Spencer PLC (United Kingdom),
Sr. Unsec’d. Notes, EMTN
4.250%	12/08/23	GBP	1,000	1,062,202
Sally Holdings LLC/Sally Capital, Inc.,
Gtd. Notes
5.625%	12/01/25		900	852,607
				2,515,083
Savings & Loans — 0.1%
Nationwide Building Society (United Kingdom),
Sr. Unsec’d. Notes, 144A
3.766%(ff)	03/08/24		3,500	3,462,244

A18

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Corporate Bonds (continued)
Semiconductors — 0.0%
Broadcom, Inc.,
Gtd. Notes
4.300%	11/15/32		600	$505,414
Gtd. Notes, 144A
2.450%	02/15/31		600	451,790
2.600%	02/15/33		300	214,867
Marvell Technology, Inc.,
Gtd. Notes
1.650%	04/15/26		900	786,961
				1,959,032
Software — 0.1%
Fidelity National Information Services, Inc.,
Gtd. Notes
0.750%	05/21/23	EUR	600	580,355
Oracle Corp.,
Sr. Unsec’d. Notes
2.300%	03/25/28		2,500	2,086,673
2.875%	03/25/31		300	236,324
3.950%	03/25/51		100	66,387
4.100%	03/25/61		700	443,076
VMware, Inc.,
Sr. Unsec’d. Notes
3.900%	08/21/27		100	92,119
				3,504,934
Telecommunications — 0.1%
Altice France SA (France),
Sr. Sec’d. Notes
4.125%	01/15/29	EUR	3,900	2,906,079
Lumen Technologies, Inc.,
Sr. Unsec’d. Notes, Series P
7.600%	09/15/39		650	440,044
Sprint Capital Corp.,
Gtd. Notes
6.875%	11/15/28		900	924,996
8.750%	03/15/32		500	579,531
				4,850,650
Transportation — 0.1%
Lima Metro Line 2 Finance Ltd. (Peru),
Sr. Sec’d. Notes, 144A
5.875%	07/05/34		3,456	3,266,339
Trucking & Leasing — 0.1%
Penske Truck Leasing Co. LP/PTL Finance Corp.,
Sr. Unsec’d. Notes, 144A
3.950%	03/10/25(a)		2,800	2,687,550

Total Corporate Bonds (cost $355,617,704)				277,091,702
Floating Rate and other Loans — 0.1%
Chemicals — 0.0%
TPC Group, Inc.,
Term Loan DIP Facility, 1 Month SOFR + 10.000%
12.809%(c)	03/01/23^		31	31,474
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Floating Rate and other Loans (continued)
Media — 0.0%
Diamond Sports Group LLC,
First Lien Term Loan, 1 Month SOFR + 8.000%
10.695%(c)	05/25/26		73	$69,267
Second Lien Term Loan, 1 Month SOFR + 3.350%
5.945%(c)	08/24/26		1,272	246,771
				316,038
Oil & Gas — 0.0%
Ascent Resources Utica Holdings LLC,
Second Lien Term Loan, 3 Month LIBOR + 9.000%
11.455%(c)	11/01/25^		101	105,545
Retail — 0.1%
EG Finco Ltd. (United Kingdom),
Facility B (Euro) Loan, 3 Month EURIBOR + 4.000%
5.193%(c)	02/07/25	EUR	861	738,796
Term B, SONIA + 4.869%
7.065%(c)	02/06/25	GBP	382	374,273
EG Group Ltd. (United Kingdom),
Additional Second Lien Loan Facility, 3 Month EURIBOR + 1.700% (Cap N/A, Floor 0.000%)
7.000%(c)	04/30/27	EUR	2,400	2,036,543
				3,149,612
Telecommunications — 0.0%
CenturyLink, Inc.,
Term B Loan, 1 Month LIBOR + 2.250%
5.365%(c)	03/15/27		901	816,593
Digicel International Finance Ltd. (Saint Lucia),
First Lien Initial Term B Loan, 1 Month LIBOR + 3.250%
6.365%(c)	05/27/24		886	783,257
				1,599,850

Total Floating Rate and other Loans (cost $6,777,654)				5,202,519
Municipal Bonds — 0.0%
California — 0.0%
Golden State Tobacco Securitization Corp.,
Revenue Bonds, Series A
1.958%	06/01/25		800	737,406
Ohio — 0.0%
American Municipal Power, Inc.,
Taxable, Revenue Bonds, BABs, Series B
8.084%	02/15/50		700	922,498

Total Municipal Bonds (cost $1,912,912)				1,659,904
Residential Mortgage-Backed Securities — 2.1%
Adjustable Rate Mortgage Trust,
Series 2005-05, Class 2A1
2.844%(cc)	09/25/35		30	25,471
Alternative Loan Trust,
Series 2005-21CB, Class A3
5.250%	06/25/35		4	3,073

A19

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2005-56, Class 2A2, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 2.040% (Cap N/A, Floor 2.040%)
3.144%(c)	11/25/35		6	$5,560
Series 2005-56, Class 2A3, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
2.604%(c)	11/25/35		6	5,439
Series 2005-62, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
2.104%(c)	12/25/35		83	69,781
Series 2005-76, Class 2A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.000% (Cap N/A, Floor 1.000%)
2.104%(c)	02/25/36		7	6,472
Series 2005-81, Class A1, 1 Month LIBOR + 0.560% (Cap N/A, Floor 0.560%)
3.644%(c)	02/25/37		673	555,799
Series 2005-82, Class A1, 1 Month LIBOR + 0.540% (Cap N/A, Floor 0.540%)
3.624%(c)	02/25/36		1,514	1,193,361
Series 2005-J12, Class 2A1, 1 Month LIBOR + 0.540% (Cap 11.000%, Floor 0.540%)
3.624%(c)	08/25/35		1,181	670,904
Series 2006-02CB, Class A14
5.500%	03/25/36		17	7,970
Series 2006-40T1, Class 2A1
6.000%	12/25/36		1,067	339,029
Series 2006-OA11, Class A1B, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.380%)
3.464%(c)	09/25/46		26	24,139
Series 2006-OA19, Class A1, 1 Month LIBOR + 0.180% (Cap N/A, Floor 0.180%)
3.173%(c)	02/20/47		975	748,902
Series 2006-OA22, Class A1, 1 Month LIBOR + 0.320% (Cap N/A, Floor 0.320%)
3.404%(c)	02/25/47		54	47,006
Series 2007-04CB, Class 1A35
6.000%	04/25/37		630	537,954
Series 2007-16CB, Class 5A1
6.250%	08/25/37		19	10,463
American Home Mortgage Assets Trust,
Series 2007-01, Class A1, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.700% (Cap N/A, Floor 0.700%)
1.804%(c)	02/25/47		1,196	497,034
Angel Oak Mortgage Trust,
Series 2020-04, Class A1, 144A
1.469%(cc)	06/25/65		508	468,873
Avon Finance No. 2 PLC (United Kingdom),
Series 02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
3.045%(c)	09/20/48	GBP	1,268	1,402,895
Banc of America Funding Trust,
Series 2006-08T02, Class A10
5.753%	10/25/36		10	8,361
Series 2006-J, Class 4A1
3.535%(cc)	01/20/47		242	225,599
Banc of America Mortgage Trust,
Series 2005-E, Class 2A1
3.316%(cc)	06/25/35		8	6,483
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2005-H, Class 2A1
3.965%(cc)	09/25/35		6	$5,159
Series 2005-H, Class 2A5
3.965%(cc)	09/25/35		70	61,543
Bancaja Fondo de Titulizacion de Activos (Spain),
Series 08, Class A, 3 Month EURIBOR + 0.110% (Cap N/A, Floor 0.000%)
0.255%(c)	10/25/37	EUR	106	102,677
BCAP LLC Trust,
Series 2011-RR04, Class 8A2, 144A
0.000%(cc)	02/26/36		292	104,311
Series 2011-RR05, Class 12A2, 144A
4.690%	03/26/37		680	880,303
Bear Stearns Adjustable Rate Mortgage Trust,
Series 2003-05, Class 1A2
3.159%(cc)	08/25/33		2	1,692
Series 2003-09, Class 2A1
2.820%(cc)	02/25/34		16	15,317
Series 2004-02, Class 22A
2.995%(cc)	05/25/34		3	2,923
Series 2004-10, Class 13A1
3.011%(cc)	01/25/35		17	15,758
Series 2004-10, Class 22A1
4.576%(cc)	01/25/35		11	10,259
Series 2005-01, Class 2A1
3.256%(cc)	03/25/35		12	11,268
Bear Stearns ALT-A Trust,
Series 2005-07, Class 22A1
3.531%(cc)	09/25/35		75	47,893
Series 2005-09, Class 24A1
3.130%(cc)	11/25/35		44	35,921
Series 2005-10, Class 24A1
2.997%(cc)	01/25/36		60	58,519
Series 2006-02, Class 23A1
3.674%(cc)	03/25/36		96	75,509
Series 2006-04, Class 21A1
3.339%(cc)	08/25/36		86	58,118
Series 2006-05, Class 2A2
3.652%(cc)	08/25/36		143	78,062
Series 2006-06, Class 32A1
3.542%(cc)	11/25/36		214	120,657
Series 2006-08, Class 3A1, 1 Month LIBOR + 0.320% (Cap 10.500%, Floor 0.320%)
3.404%(c)	02/25/34		27	24,104
Bear Stearns Mortgage Funding Trust,
Series 2006-AR05, Class 1A1, 1 Month LIBOR + 0.160% (Cap 10.500%, Floor 0.160%)
3.244%(c)	12/25/46		976	844,970
Bear Stearns Structured Products, Inc. Trust,
Series 2007-R06, Class 1A1
3.432%(cc)	01/26/36		389	300,595
Series 2007-R06, Class 2A1
3.225%(cc)	12/26/46		288	276,932
Chase Mortgage Finance Trust,
Series 2007-A02, Class 7A1
3.719%(cc)	07/25/37		54	46,383

A20

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
CIM Trust,
Series 2019-INV01, Class A2, 144A, 1 Month LIBOR + 1.000% (Cap 6.500%, Floor 1.000%)
4.084%(c)	02/25/49	216	$214,520
Citigroup Mortgage Loan Trust,
Series 2004-HYB02, Class 2A
2.359%(cc)	03/25/34	12	11,017
Series 2005-11, Class A2A, 1 Year US Treasury Yield Curve Rate CMT + 2.400% (Cap 9.844%, Floor 2.400%)
5.410%(c)	10/25/35	170	160,855
Series 2021-INV02, Class A3A, 144A
2.500%(cc)	05/25/51	1,055	837,802
Series 2022-INV01, Class A3B, 144A
3.000%(cc)	11/27/51	2,225	1,853,683
Citigroup Mortgage Loan Trust, Inc.,
Series 2004-NCM02, Class 1CB1
5.500%	08/25/34	12	11,298
Series 2005-10, Class 1A2A
3.136%(cc)	12/25/35	23	13,774
Countrywide Home Loan Mortgage Pass-Through Trust,
Series 2004-12, Class 11A1
3.678%(cc)	08/25/34	3	3,329
Series 2004-22, Class A3
2.778%(cc)	11/25/34	269	252,578
Series 2005-02, Class 1A1, 1 Month LIBOR + 0.640% (Cap 10.500%, Floor 0.640%)
3.724%(c)	03/25/35	205	168,284
Series 2005-HYB06, Class 5A1
2.971%(cc)	10/20/35	2	2,194
Series 2005-HYB09, Class 5A1, 12 Month LIBOR + 1.750% (Cap 11.000%, Floor 1.750%)
1.991%(c)	02/20/36	120	111,383
Series 2007-18, Class 1A1
6.000%	11/25/37	76	43,910
Credit Suisse Mortgage Capital Certificates,
Series 2021-INV01, Class A3, 144A
2.500%(cc)	07/25/56	698	554,331
Series 2021-INV02, Class A3, 144A
3.000%(cc)	11/25/56	2,596	2,141,899
Credit Suisse Mortgage Trust,
Series 2010-18R, Class 4A4, 144A
2.677%(cc)	04/26/38	136	133,446
Credit Suisse Mortgage-Backed Trust,
Series 2007-03, Class 1A6A
5.579%(cc)	04/25/37	158	47,215
Deutsche Alt-A Securities Mortgage Loan Trust,
Series 2007-AR02, Class A1, 1 Month LIBOR + 0.300% (Cap 10.500%, Floor 0.300%)
3.384%(c)	03/25/37	633	607,914
Deutsche Alt-B Securities Mortgage Loan Trust,
Series 2006-AB04, Class A1B1, 1 Month LIBOR + 0.100% (Cap 9.000%, Floor 0.100%)
3.184%(c)	10/25/36	3	2,840
Series 2006-AB04, Class A6A2
6.386%	10/25/36	25	21,166
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
EuroMASTR PLC (United Kingdom),
Series 2007-01V, Class A2, 3 Month GBP LIBOR + 0.200% (Cap N/A, Floor 0.000%)
2.943%(c)	06/15/40	GBP	621	$628,558
Eurosail-UK PLC (United Kingdom),
Series 2007-03X, Class A3A, SONIA + 1.069% (Cap N/A, Floor 0.000%)
3.176%(c)	06/13/45	GBP	247	270,705
Series 2007-03X, Class A3C, SONIA + 1.069% (Cap N/A, Floor 0.000%)
3.176%(c)	06/13/45	GBP	82	90,222
Fannie Mae REMIC,
Series 2006-118, Class A2, 1 Month LIBOR + 0.060% (Cap N/A, Floor 0.060%)
2.504%(c)	12/25/36		16	15,356
Series 2015-87, Class BF, 1 Month LIBOR + 0.300% (Cap 6.000%, Floor 0.300%)
3.384%(c)	12/25/45		755	745,355
Fingal Securities RMBS DAC (Ireland),
Series 01, Class A, 3 Month EURIBOR + 1.000% (Cap N/A, Floor 0.000%)
1.212%(c)	07/28/55	EUR	1,081	1,053,028
First Horizon Mortgage Pass-Through Trust,
Series 2007-AR01, Class 1A1
2.847%(cc)	05/25/37		108	47,723
Freddie Mac Reference REMIC,
Series R006, Class ZA
6.000%	04/15/36		43	45,159
Freddie Mac REMIC,
Series 4779, Class WF, 1 Month LIBOR + 0.350% (Cap N/A, Floor 0.000%)
2.723%(c)	07/15/44		378	372,804
Freddie Mac Strips,
Series 278, Class F1, 1 Month LIBOR + 0.450% (Cap 6.500%, Floor 0.450%)
3.268%(c)	09/15/42		177	175,789
Government National Mortgage Assoc.,
Series 2014-H01, Class FD, 1 Month LIBOR + 0.650% (Cap 11.000%, Floor 0.650%)
3.007%(c)	01/20/64		698	695,110
Series 2014-H14, Class DF, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
2.857%(c)	07/20/64		1,020	1,013,180
Series 2015-H30, Class FA, 1 Month LIBOR + 0.680% (Cap N/A, Floor 0.680%)
3.037%(c)	08/20/61		6	5,545
Series 2016-H02, Class FH, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
3.357%(c)	01/20/66		1,341	1,329,858
Series 2017-121, Class PE
3.000%	07/20/46		16	15,501
Series 2017-133, Class EC
3.000%	05/20/47		10	9,168
Series 2017-H10, Class FB, 12 Month LIBOR + 0.750% (Cap 7.500%, Floor 0.750%)
1.968%(c)	04/20/67		3,891	3,826,473

A21

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2018-H15, Class FG, 12 Month LIBOR + 0.150% (Cap 7.500%, Floor 0.150%)
3.858%(c)	08/20/68		758	$735,627
Series 2022-HJUN, Class FC, 30 Day Average SOFR + 0.900%
3.185%(c)	09/01/72^		1,200	1,201,433
Great Hall Mortgages No. 1 PLC (United Kingdom),
Series 2006-01, Class A2A, SONIA + 0.269% (Cap N/A, Floor 0.000%)
2.409%(c)	06/18/38	GBP	12	13,405
Series 2007-01, Class A2A, 3 Month GBP LIBOR + 0.130% (Cap N/A, Floor 0.000%)
2.996%(c)	03/18/39	GBP	22	23,912
GreenPoint MTA Trust,
Series 2005-AR03, Class 1A1, 1 Month LIBOR + 0.480% (Cap 10.500%, Floor 0.480%)
3.564%(c)	08/25/45		631	489,994
GS Mortgage-Backed Securities Trust,
Series 2021-GR02, Class A2, 144A
2.500%(cc)	02/25/52		887	704,234
Series 2021-GR03, Class A2, 144A
2.500%(cc)	04/25/52		639	507,833
Series 2021-INV01, Class A2, 144A
2.500%(cc)	12/25/51		1,528	1,213,041
Series 2022-GR02, Class A2, 144A
3.000%(cc)	08/26/52		2,206	1,838,830
Series 2022-MM01, Class A2, 144A
2.500%(cc)	07/25/52		1,397	1,109,328
GSR Mortgage Loan Trust,
Series 2003-01, Class A2, 1 Year US Treasury Yield Curve Rate CMT + 1.750% (Cap N/A, Floor 1.750%)
2.880%(c)	03/25/33		1	1,091
Series 2005-AR01, Class 1A1
2.997%(cc)	01/25/35		3	3,125
Series 2005-AR02, Class 2A1
2.669%(cc)	04/25/35		56	51,142
Series 2005-AR03, Class 6A1
3.031%(cc)	05/25/35		77	66,475
Series 2006-AR01, Class 2A1
2.889%(cc)	01/25/36		32	31,538
HarborView Mortgage Loan Trust,
Series 2004-01, Class 2A
3.137%(cc)	04/19/34		26	24,047
Series 2005-04, Class 3A1
3.236%(cc)	07/19/35		14	10,197
Series 2005-09, Class 2A1A, 1 Month LIBOR + 0.680% (Cap 11.000%, Floor 0.680%)
3.673%(c)	06/20/35		859	782,581
Series 2005-09, Class B1, 1 Month LIBOR + 0.900% (Cap N/A, Floor 0.900%)
3.893%(c)	06/20/35		458	420,553
Series 2005-10, Class 2A1A, 1 Month LIBOR + 0.620% (Cap 11.000%, Floor 0.620%)
3.613%(c)	11/19/35		235	183,931
HomeBanc Mortgage Trust,
Series 2005-04, Class A2, 1 Month LIBOR + 0.660% (Cap 11.500%, Floor 0.660%)
3.744%(c)	10/25/35		—(r)	364
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Homeward Opportunities Fund I Trust,
Series 2020-02, Class A1, 144A
1.657%(cc)	05/25/65		97	$96,147
IndyMac INDA Mortgage Loan Trust,
Series 2005-AR01, Class 2A1
3.136%(cc)	11/25/35		3	2,461
Series 2007-AR01, Class 1A2
3.014%(cc)	03/25/37		325	272,744
IndyMac INDX Mortgage Loan Trust,
Series 2004-AR10, Class 1A1, 1 Month LIBOR + 0.840% (Cap N/A, Floor 0.840%)
3.924%(c)	05/25/34		275	246,552
Series 2005-AR12, Class 2A1A, 1 Month LIBOR + 0.480% (Cap 11.000%, Floor 0.480%)
3.564%(c)	07/25/35		1,366	1,269,969
Series 2005-AR18, Class 2A1A, 1 Month LIBOR + 0.620% (Cap 10.500%, Floor 0.620%)
3.704%(c)	10/25/36		799	421,699
Series 2006-AR12, Class A1, 1 Month LIBOR + 0.380% (Cap N/A, Floor 0.380%)
3.464%(c)	09/25/46		125	110,399
JPMorgan Mortgage Trust,
Series 2003-A02, Class 3A1
2.343%(cc)	11/25/33		2	2,069
Series 2005-A02, Class 7CB1
2.781%(cc)	04/25/35		1	1,415
Series 2005-A06, Class 2A1
4.237%(cc)	08/25/35		7	7,094
Series 2005-ALT01, Class 3A1
3.454%(cc)	10/25/35		31	25,130
Series 2006-A01, Class 3A2
2.908%(cc)	02/25/36		12	9,328
Series 2006-A07, Class 2A2
3.258%(cc)	01/25/37		361	315,516
Series 2007-A01, Class 1A1
4.198%(cc)	07/25/35		5	5,184
Series 2007-S03, Class 1A90
7.000%	08/25/37		148	84,195
Series 2021-INV04, Class A2, 144A
3.000%(cc)	01/25/52		4,106	3,387,057
Series 2021-INV05, Class A2, 144A
3.000%(cc)	12/25/51		1,780	1,468,452
Series 2021-INV08, Class A2, 144A
3.000%(cc)	05/25/52		6,097	5,029,451
Series 2022-INV01, Class A3, 144A
3.000%(cc)	03/25/52		3,554	2,932,071
Lehman XS Trust,
Series 2007-12N, Class 2A1, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
3.444%(c)	07/25/37		726	663,615
Ludgate Funding PLC (United Kingdom),
Series 2007-01, Class A2B, 3 Month EURIBOR + 0.160% (Cap N/A, Floor 0.000%)
0.000%(c)	01/01/61	EUR	2,201	1,949,042

A22

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Mansard Mortgages PLC (United Kingdom),
Series 2007-02X, Class A1, SONIA + 0.769% (Cap N/A, Floor 0.000%)
2.887%(c)	12/15/49	GBP	947	$1,007,828
MASTR Adjustable Rate Mortgages Trust,
Series 2003-06, Class 2A1
2.113%(cc)	12/25/33		12	10,892
Merrill Lynch Mortgage Investors Trust,
Series 2003-A02, Class 1A1
2.724%(cc)	02/25/33		15	14,097
Series 2005-A08, Class M1, 1 Month LIBOR + 0.690% (Cap N/A, Floor 0.690%)
3.774%(c)	08/25/36		2,400	2,287,615
Morgan Stanley Mortgage Loan Trust,
Series 2006-08AR, Class 5A4
3.190%(cc)	06/25/36		29	27,845
New Residential Mortgage Loan Trust,
Series 2018-03A, Class A1, 144A
4.500%(cc)	05/25/58		163	157,210
Series 2019-RPL03, Class A1, 144A
2.750%(cc)	07/25/59		3,617	3,386,891
Series 2020-RPL01, Class A1, 144A
2.750%(cc)	11/25/59		1,350	1,225,909
Series 2021-INV01, Class A2, 144A
2.500%(cc)	06/25/51		2,023	1,606,270
Newgate Funding PLC (United Kingdom),
Series 2006-01, Class MB, 3 Month EURIBOR + 0.230% (Cap N/A, Floor 0.000%)
0.850%(c)	12/01/50	EUR	371	326,923
Series 2007-01X, Class A3, 3 Month GBP LIBOR + 0.160% (Cap N/A, Floor 0.000%)
2.738%(c)	12/01/50	GBP	2,149	2,197,651
Series 2007-03X, Class A2B, 3 Month EURIBOR + 0.600% (Cap N/A, Floor 0.000%)
1.600%(c)	12/15/50	EUR	1,350	1,276,272
Series 2007-03X, Class A3, 3 Month GBP LIBOR + 1.000% (Cap N/A, Floor 0.000%)
3.743%(c)	12/15/50	GBP	692	697,159
Series 2007-03X, Class BA, 3 Month GBP LIBOR + 1.250% (Cap N/A, Floor 0.000%)
3.993%(c)	12/15/50	GBP	173	170,506
OBX Trust,
Series 2018-01, Class A2, 144A, 1 Month LIBOR + 0.650% (Cap N/A, Floor 0.000%)
3.734%(c)	06/25/57		61	58,812
Reperforming Loan REMIC Trust,
Series 2004-R02, Class 1AF2, 144A, 1 Month LIBOR + 0.420% (Cap 8.500%, Floor 0.420%)
2.984%(c)	11/25/34		493	459,916
Series 2006-R01, Class AF1, 144A, 1 Month LIBOR + 0.340% (Cap 9.500%, Floor 0.340%)
3.424%(c)	01/25/36		601	573,114
Residential Accredit Loans Trust,
Series 2005-QS13, Class 2A3
5.750%	09/25/35		39	32,731
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Series 2006-QO06, Class A1, 1 Month LIBOR + 0.360% (Cap N/A, Floor 0.360%)
3.444%(c)	06/25/46		463	$109,721
Series 2006-QS06, Class 1A1
6.000%	06/25/36		399	322,977
Series 2007-QH08, Class A
1.778%(cc)	10/25/37		308	275,212
Series 2007-QO02, Class A1, 1 Month LIBOR + 0.150% (Cap N/A, Floor 0.150%)
3.234%(c)	02/25/47		1,171	463,987
Series 2007-QS03, Class A3
6.250%	02/25/37		1,498	1,167,093
Residential Asset Securitization Trust,
Series 2005-A04, Class A1, 1 Month LIBOR + 0.450% (Cap 5.500%, Floor 0.450%)
3.534%(c)	04/25/35		156	88,447
Residential Mortgage Securities PLC (United Kingdom),
Series 32A, Class A, 144A, SONIA + 1.250% (Cap N/A, Floor 0.000%)
3.395%(c)	06/20/70	GBP	2,098	2,321,245
RESIMAC Bastille Trust (Australia),
Series 2018-01NCA, Class A1, 144A, 1 Month LIBOR + 0.850% (Cap N/A, Floor 0.000%)
3.993%(c)	12/05/59		61	60,991
Series 2019-01NCA, Class A1, 144A, 1 Month LIBOR + 0.930% (Cap N/A, Floor 0.000%)
3.563%(c)	09/05/57		305	304,311
Resloc UK PLC (United Kingdom),
Series 2007-01X, Class A3B, SONIA + 0.279% (Cap N/A, Floor 0.000%)
2.397%(c)	12/15/43	GBP	953	981,308
Series 2007-01X, Class M1B, SONIA + 0.339% (Cap N/A, Floor 0.000%)
2.457%(c)	12/15/43	GBP	461	462,159
RFMSI Trust,
Series 2005-SA04, Class 1A21
3.964%(cc)	09/25/35		141	95,782
Series 2006-SA01, Class 2A1
4.857%(cc)	02/25/36		21	17,430
Ripon Mortgages PLC (United Kingdom),
Series 1RA, Class A, 144A, SONIO/N + 0.700% (Cap N/A, Floor 0.000%)
2.728%(c)	08/28/56	GBP	5,607	6,129,004
RMAC Securities No. 1 PLC (United Kingdom),
Series 2006-NS03X, Class A2A, SONIA + 0.269% (Cap N/A, Floor 0.000%)
2.371%(c)	06/12/44	GBP	1,401	1,460,912
Sequoia Mortgage Trust,
Series 2007-03, Class 1A1, 1 Month LIBOR + 0.400% (Cap 11.500%, Floor 0.400%)
3.393%(c)	07/20/36		31	27,354
Stratton Mortgage Funding (United Kingdom),
Series 2021-02A, Class A, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
2.588%(c)	07/20/60	GBP	2,735	3,019,302
Structured Adjustable Rate Mortgage Loan Trust,
Series 2004-01, Class 4A1
3.624%(cc)	02/25/34		33	31,319
Series 2005-18, Class 6A1
3.841%(cc)	09/25/35		66	59,764

A23

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Residential Mortgage-Backed Securities (continued)
Structured Asset Mortgage Investments II Trust,
Series 2004-AR05, Class 1A1, 1 Month LIBOR + 0.660% (Cap 11.000%, Floor 0.660%)
3.653%(c)	10/19/34		3	$2,669
Series 2005-AR05, Class A2, 1 Month LIBOR + 0.500% (Cap 11.000%, Floor 0.500%)
3.493%(c)	07/19/35		34	32,156
Series 2006-AR03, Class 12A1, 1 Month LIBOR + 0.440% (Cap 10.500%, Floor 0.440%)
3.524%(c)	05/25/36		69	56,982
Series 2006-AR07, Class A1BG, 1 Month LIBOR + 0.120% (Cap 10.500%, Floor 0.120%)
3.204%(c)	08/25/36		1,273	1,156,753
Series 2007-AR04, Class A3, 1 Month LIBOR + 0.220% (Cap 11.500%, Floor 0.220%)
3.304%(c)	09/25/47		216	179,263
Structured Asset Securities Corp.,
Series 2006-RF01, Class 1A, 144A, 1 Month LIBOR + 0.280% (Cap N/A, Floor 0.280%)
3.364%(c)	01/25/36		362	347,759
Structured Asset Securities Corp. Mortgage Loan Trust,
Series 2006-RF04, Class 1A1, 144A, 1 Month LIBOR + 0.290% (Cap N/A, Floor 0.290%)
3.374%(c)	10/25/36		751	656,960
TBW Mortgage-Backed Trust,
Series 2006-04, Class A6
6.470%	09/25/36		284	10,465
Thornburg Mortgage Securities Trust,
Series 2007-03, Class 2A1, 12 Month LIBOR + 1.250% (Cap 10.500%, Floor 1.250%)
6.050%(c)	06/25/47		28	26,656
Towd Point Mortgage Funding (United Kingdom),
Series 2019-A13A, Class A1, 144A, SONIA + 0.900% (Cap N/A, Floor 0.000%)
2.588%(c)	07/20/45	GBP	5,340	5,934,098
Series 2019-V2A, Class A, 144A, SONIA + 1.200% (Cap N/A, Floor 0.000%)
3.186%(c)	02/20/54	GBP	1,058	1,178,449
Towd Point Mortgage Funding PLC (United Kingdom),
Series 2019-GR4A, Class A1, 144A, SONIA + 1.144% (Cap N/A, Floor 0.000%)
2.833%(c)	10/20/51	GBP	2,733	3,029,609
Towd Point Mortgage Trust,
Series 2019-04, Class A1, 144A
2.900%(cc)	10/25/59		5,041	4,746,695
Series 2019-HY02, Class A1, 144A, 1 Month LIBOR + 1.000% (Cap N/A, Floor 1.000%)
4.084%(c)	05/25/58		1,472	1,443,753
Series 2020-01, Class A1, 144A
2.710%(cc)	01/25/60		1,198	1,127,000
Series 2020-02, Class A1A, 144A
1.636%(cc)	04/25/60		1,373	1,218,951
UWM Mortgage Trust,
Series 2021-INV04, Class A3, 144A
2.500%(cc)	12/25/51		1,774	1,408,889
Interest Rate	Maturity Date	Principal Amount (000)#	Value

Residential Mortgage-Backed Securities (continued)
Wachovia Mortgage Loan Trust LLC,
Series 2007-A, Class 3A1
2.775%(cc)	03/20/37	6	$6,023
Washington Mutual Mortgage Pass-Through Certificates Trust,
Series 2002-AR17, Class 1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap N/A, Floor 1.200%)
2.304%(c)	11/25/42	—(r)	455
Series 2005-02, Class 1A3, 1 Month LIBOR + 0.450% (Cap 5.500%, Floor 0.450%)
3.534%(c)	04/25/35	306	249,465
Series 2005-AR10, Class 3A1
2.815%(cc)	08/25/35	1	854
Series 2005-AR14, Class 1A2
2.992%(cc)	12/25/35	1,566	1,492,406
Series 2005-AR16, Class 1A3
2.758%(cc)	12/25/35	167	155,338
Series 2006-01, Class 2CB2
7.000%	02/25/36	854	639,903
Series 2006-AR02, Class 2A1
3.220%(cc)	03/25/36	100	89,985
Series 2006-AR05, Class 3A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.940% (Cap N/A, Floor 0.940%)
2.044%(c)	07/25/46	26	16,023
Series 2006-AR05, Class A12A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.980% (Cap N/A, Floor 0.980%)
2.084%(c)	06/25/46	15	14,331
Series 2006-AR07, Class 3A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.048% (Cap N/A, Floor 1.500%)
2.152%(c)	07/25/46	134	115,281
Series 2006-AR10, Class 1A2
3.719%(cc)	09/25/36	21	19,079
Series 2006-AR13, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
2.604%(c)	10/25/46	10	8,551
Series 2006-AR14, Class 1A3
2.609%(cc)	11/25/36	1,514	1,383,385
Series 2006-AR15, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.500% (Cap N/A, Floor 1.500%)
2.604%(c)	11/25/46	42	36,763
Series 2006-AR19, Class 1A1A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.730% (Cap N/A, Floor 0.730%)
1.834%(c)	01/25/47	48	44,460
Series 2007-OA03, Class 2A, Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 0.750% (Cap N/A, Floor 0.750%)
1.854%(c)	02/25/47	282	243,097

Total Residential Mortgage-Backed Securities (cost $133,826,525)			115,273,149
Sovereign Bonds — 4.0%
Abu Dhabi Government International Bond (United Arab Emirates),
Sr. Unsec’d. Notes
3.125%	09/30/49	1,900	1,324,419
Sr. Unsec’d. Notes, EMTN
3.875%	04/16/50	5,600	4,516,050

A24

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Argentina Bocon (Argentina),
Unsec’d. Notes, Series PR15, Argentina Deposit Rates Badlar Private Banks ARS 30 to 35 Days + 0.000%
47.331%(c)	10/04/22	ARS	2	$1
Argentine Republic Government International Bond (Argentina),
Sr. Unsec’d. Notes
0.500%(cc)	07/09/30		6,930	1,386,000
3.500%(cc)	07/09/41		8,170	1,740,210
Australia Government Bond (Australia),
Bonds, Series 155
2.500%	05/21/30	AUD	1,700	992,197
Bonds, Series 158
1.250%	05/21/32	AUD	400	202,081
Bonds, Series 163
1.000%	11/21/31	AUD	1,700	847,507
Sr. Unsec’d. Notes, Series 140
4.500%	04/21/33	AUD	1,700	1,143,330
Sr. Unsec’d. Notes, Series 162
1.750%	06/21/51	AUD	350	135,650
Sr. Unsec’d. Notes, Series 25CI
3.000%	09/20/25	AUD	3,120	2,828,138
Sr. Unsec’d. Notes, Series 27CI
0.750%	11/21/27	AUD	7,800	5,399,338
Autonomous Community of Catalonia (Spain),
Sr. Unsec’d. Notes
4.220%	04/26/35	EUR	400	393,074
Canadian Government Bond (Canada),
Bonds
2.000%	12/01/51	CAD	800	457,216
Canadian Government Real Return Bond (Canada),
Bonds, Series CPI
4.250%	12/01/26	CAD	2,092	1,679,725
Chile Government International Bond (Chile),
Sr. Unsec’d. Notes
2.750%	01/31/27(a)		3,000	2,703,000
3.500%	01/31/34		400	326,449
4.000%	01/31/52		1,200	877,531
China Government Bond (China),
Bonds, Series INBK
3.530%	10/18/51	CNH	13,900	2,064,256
3.720%	04/12/51	CNH	11,100	1,695,916
Unsec’d. Notes, Series INBK
3.810%	09/14/50	CNH	10,500	1,629,408
Colombia Government International Bond (Colombia),
Sr. Unsec’d. Notes
5.625%	02/26/44(a)		1,800	1,188,000
Deutsche Bundesrepublik Inflation Linked Bond (Germany),
Bonds, Series I/L
0.100%	04/15/23	EUR	966	965,801
Dominican Republic International Bond (Dominican Republic),
Sr. Unsec’d. Notes
6.400%	06/05/49		2,000	1,430,375
Sr. Unsec’d. Notes, 144A
5.300%	01/21/41		200	134,537
5.500%	02/22/29		5,100	4,367,831
5.875%	01/30/60		1,000	654,562
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Ecuador Government International Bond (Ecuador),
Sr. Unsec’d. Notes, 144A
1.500%(cc)	07/31/40		748	$217,528
2.500%(cc)	07/31/35		1,781	585,903
5.500%(cc)	07/31/30		416	195,078
6.608%(s)	07/31/30		223	64,421
Egypt Government International Bond (Egypt),
Sr. Unsec’d. Notes, EMTN
5.625%	04/16/30	EUR	2,700	1,528,143
Sr. Unsec’d. Notes, MTN
7.500%	01/31/27(a)		2,000	1,540,000
El Salvador Government International Bond (El Salvador),
Sr. Unsec’d. Notes
6.375%	01/18/27		1,300	480,025
French Republic Government Bond OAT (France),
Bonds
0.750%	05/25/52	EUR	9,500	5,274,915
Bonds, 144A
0.500%	05/25/72	EUR	800	305,742
Bonds, Series OATe
0.250%	07/25/24	EUR	6,633	6,714,338
Bonds, Series OATe, 144A
0.100%	03/01/26	EUR	6,668	6,651,363
0.100%	07/25/31	EUR	1,002	966,802
0.100%	07/25/38	EUR	2,514	2,238,981
Unsec’d. Notes, 144A
1.500%	05/25/50	EUR	500	353,143
Ghana Government International Bond (Ghana),
Sr. Unsec’d. Notes
7.625%	05/16/29		2,800	1,036,000
Guatemala Government Bond (Guatemala),
Sr. Unsec’d. Notes
4.500%	05/03/26		200	188,412
4.875%	02/13/28		2,400	2,152,950
6.125%	06/01/50(a)		500	406,812
Hellenic Republic Government International Bond (Greece),
Sr. Unsec’d. Notes
5.200%	07/17/34	EUR	330	314,358
Indonesia Government International Bond (Indonesia),
Sr. Unsec’d. Notes, EMTN
4.750%	07/18/47		700	589,006
Israel Government Bond (Israel),
Bonds, Series 0327
2.000%	03/31/27	ILS	5,400	1,431,555
Italy Buoni Poliennali Del Tesoro (Italy),
Sr. Unsec’d. Notes, Series CPI, 144A
0.400%	05/15/30	EUR	1,354	1,157,263
2.350%	09/15/24	EUR	9,140	9,383,276
Sr. Unsec’d. Notes, Series ICPI, 144A
1.400%	05/26/25	EUR	21,705	21,236,837
Ivory Coast Government International Bond (Ivory Coast),
Sr. Unsec’d. Notes
4.875%	01/30/32	EUR	1,400	916,543
5.250%	03/22/30	EUR	400	285,758
Sr. Unsec’d. Notes, 144A
4.875%	01/30/32	EUR	1,500	982,010

A25

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Kazakhstan Government International Bond (Kazakhstan),
Sr. Unsec’d. Notes, 144A, MTN
6.500%	07/21/45(a)		1,400	$1,294,387
Sr. Unsec’d. Notes, EMTN
2.375%	11/09/28	EUR	1,500	1,298,536
Mexican Bonos (Mexico),
Bonds, Series M
7.750%	05/29/31	MXN	10,752	473,898
Mexico Government International Bond (Mexico),
Sr. Unsec’d. Notes
3.750%	04/19/71		200	115,663
Sr. Unsec’d. Notes, GMTN
5.750%	10/12/2110		4,700	3,621,350
Morocco Government International Bond (Morocco),
Sr. Unsec’d. Notes
4.000%	12/15/50		1,600	904,300
New Zealand Government Bond (New Zealand),
Bonds, Series 0531
1.500%	05/15/31	NZD	1,300	583,491
New Zealand Government Inflation Linked Bond (New Zealand),
Bonds, Series 0925
2.000%	09/20/25	NZD	3,900	2,673,706
Bonds, Series 0935
2.500%	09/20/35	NZD	1,700	1,117,834
Nigeria Government International Bond (Nigeria),
Sr. Unsec’d. Notes
7.625%	11/21/25(v)		2,000	1,707,500
7.875%	02/16/32		1,000	635,000
8.747%	01/21/31		1,000	700,000
Sr. Unsec’d. Notes, EMTN
6.500%	11/28/27		1,300	931,125
Northern Territory Treasury Corp. (Australia),
Local Gov’t. Gtd. Notes
2.000%	04/21/31	AUD	2,000	1,047,857
Oman Government International Bond (Oman),
Sr. Unsec’d. Notes
7.000%	01/25/51		1,400	1,148,000
Sr. Unsec’d. Notes, 144A
7.000%	01/25/51		1,000	820,000
Panama Government International Bond (Panama),
Sr. Unsec’d. Notes
4.500%	04/01/56		2,800	1,876,525
Paraguay Government International Bond (Paraguay),
Sr. Unsec’d. Notes
4.950%	04/28/31		1,400	1,242,762
5.400%	03/30/50		1,100	808,019
Peru Government Bond (Peru),
Sr. Unsec’d. Notes
6.150%	08/12/32	PEN	4,100	850,511
Peruvian Government International Bond (Peru),
Bonds
8.200%	08/12/26	PEN	4,100	1,062,857
Sr. Unsec’d. Notes
2.780%	12/01/60		300	160,744
3.000%	01/15/34		3,100	2,332,750
5.940%	02/12/29	PEN	10,300	2,268,485
5.940%	02/12/29	PEN	4,900	1,078,526
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Sr. Unsec’d. Notes, 144A
5.940%	02/12/29	PEN	26,700	$5,876,869
6.150%	08/12/32	PEN	1,900	394,139
6.350%	08/12/28	PEN	3,900	893,817
Philippine Government International Bond (Philippines),
Sr. Unsec’d. Notes
3.700%	03/01/41		1,300	994,643
Qatar Government International Bond (Qatar),
Sr. Unsec’d. Notes
3.875%	04/23/23		300	299,100
4.400%	04/16/50		5,200	4,550,000
4.817%	03/14/49		1,700	1,568,250
Republic of Azerbaijan International Bond (Azerbaijan),
Sr. Unsec’d. Notes
4.750%	03/18/24		4,000	3,892,000
Republic of Italy Government International Bond (Italy),
Sr. Unsec’d. Notes, EMTN
6.000%	08/04/28	GBP	1,300	1,406,126
Republic of South Africa Government International Bond (South Africa),
Sr. Unsec’d. Notes
3.750%	07/24/26	EUR	1,000	899,380
4.850%	09/27/27(a)		900	801,450
5.750%	09/30/49		2,000	1,270,000
5.875%	09/16/25		600	588,675
5.875%	04/20/32		700	577,500
Romanian Government International Bond (Romania),
Sr. Unsec’d. Notes, 144A
2.000%	04/14/33	EUR	100	57,811
Sr. Unsec’d. Notes, EMTN
2.000%	01/28/32	EUR	500	300,385
2.124%	07/16/31	EUR	4,400	2,722,897
Unsec’d. Notes, 144A
2.625%	12/02/40	EUR	300	149,635
Unsec’d. Notes, 144A, MTN
1.375%	12/02/29	EUR	720	465,720
1.750%	07/13/30	EUR	800	506,098
2.875%	04/13/42	EUR	1,100	552,503
Russian Federal Bond - OFZ (Russia),
Bonds, Series 6218
8.500%	09/17/31(d)	RUB	70,400	368,372
Russian Foreign Bond - Eurobond (Russia),
Sr. Unsec’d. Notes
2.650%	05/27/36(d)	EUR	1,100	463,564
Saudi Government International Bond (Saudi Arabia),
Sr. Unsec’d. Notes, EMTN
4.500%	10/26/46		8,000	6,740,000
Serbia International Bond (Serbia),
Sr. Unsec’d. Notes, 144A
1.650%	03/03/33	EUR	1,000	541,478
3.125%	05/15/27	EUR	600	478,509
Sr. Unsec’d. Notes, 144A, MTN
1.000%	09/23/28	EUR	2,700	1,761,003
Singapore Government Bond (Singapore),
Sr. Unsec’d. Notes
1.625%	07/01/31	SGD	2,400	1,432,898

A26

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#		Value

Sovereign Bonds (continued)
Spain Government Bond (Spain),
Sr. Unsec’d. Notes, 144A
1.450%	10/31/71	EUR	1,000	$483,161
3.450%	07/30/66	EUR	3,400	3,111,200
Spain Government International Bond (Spain),
Sr. Unsec’d. Notes, EMTN
5.250%	04/06/29	GBP	200	219,970
State of Israel (Israel),
Sr. Unsec’d. Notes
3.800%	05/13/60		2,200	1,664,162
Tokyo Metropolitan Government (Japan),
Sr. Unsec’d. Notes, 144A
0.750%	07/16/25		3,400	3,049,593
Treasury Corp. of Victoria (Australia),
Local Gov’t. Gtd. Notes
4.250%	12/20/32	AUD	1,500	929,501
Tunisian Republic (Tunisia),
Sr. Unsec’d. Notes
5.625%	02/17/24	EUR	200	129,710
Turkey Government International Bond (Turkey),
Sr. Unsec’d. Notes
5.750%	05/11/47		1,900	1,140,000
6.000%	01/14/41		2,300	1,414,500
Ukraine Government International Bond (Ukraine),
Sr. Unsec’d. Notes
4.375%	01/27/32(d)	EUR	1,000	177,879
7.375%	09/25/34(d)		1,600	292,000
7.750%	09/01/25(d)		6,100	1,418,250
United Kingdom Gilt (United Kingdom),
Bonds
0.625%	10/22/50	GBP	2,800	1,435,537
1.250%	07/31/51	GBP	3,100	1,929,591
1.750%	01/22/49	GBP	1,200	882,197
Unsec’d. Notes
1.500%	07/31/53	GBP	1,000	662,337
United Kingdom Inflation-Linked Gilt (United Kingdom),
Bonds, Series 3MO
0.125%	03/22/24	GBP	6,371	7,262,252
0.125%	03/22/58	GBP	805	1,042,656
1.250%	11/22/27	GBP	5,155	6,089,322
1.875%	11/22/22	GBP	2,336	2,625,819
Uruguay Government International Bond (Uruguay),
Sr. Unsec’d. Notes
5.100%	06/18/50(a)		1,900	1,730,544
Venezuela Government International Bond (Venezuela),
Sr. Unsec’d. Notes
8.250%	10/13/24(d)		800	60,000

Total Sovereign Bonds (cost $302,417,768)				217,336,593
U.S. Government Agency Obligations — 2.0%
Federal Home Loan Mortgage Corp.
2.000%	03/01/52		394	319,659
2.000%	03/01/52		686	556,896
2.500%	02/01/51		742	627,220
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Government Agency Obligations(continued)
Federal Home Loan Mortgage Corp., 12 Month LIBOR + 1.625% (Cap 10.125%, Floor 1.625%)
2.000%(c)	03/01/35	1	$688
Federal National Mortgage Assoc.
2.000%	02/01/52	291	236,023
2.000%	02/01/52	582	472,064
2.000%	03/01/52	197	159,751
2.000%	03/01/52	790	641,692
2.000%	03/01/52	1,264	1,026,967
2.500%	TBA	1,700	1,422,256
3.000%	TBA	16,850	14,656,763
3.000%	10/01/49	1,896	1,665,728
3.000%	05/01/51	1,146	1,003,798
3.500%	TBA	9,200	8,273,233
3.500%	10/01/34	223	210,907
3.500%	05/01/49	287	262,680
3.500%	02/01/50	488	443,782
3.500%	01/01/59	1,109	1,003,091
4.000%	TBA	47,250	43,798,535
4.500%	TBA	16,200	15,431,766
4.500%	TBA	19,400	18,457,508
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap 10.580%, Floor 1.200%)
2.059%(c)	11/01/42	9	9,110
Federal National Mortgage Assoc., Federal Reserve US 12 Month Cumulative Avg 1 Year CMT + 1.200% (Cap 8.497%, Floor 1.200%)
2.059%(c)	03/01/44	14	13,693

Total U.S. Government Agency Obligations (cost $114,708,281)			110,693,810
U.S. Treasury Obligations — 11.7%
U.S. Treasury Bonds
1.625%	11/15/50(h)	1,300	806,406
1.750%	08/15/41	2,737	1,870,996
1.875%	02/15/41(h)	7,900	5,595,422
2.000%	11/15/41	710	508,094
2.250%	05/15/41(k)	27,115	20,493,009
2.375%	02/15/42(a)	20,505	15,711,956
2.875%	05/15/52(a)	400	335,312
U.S. Treasury Inflation Indexed Bonds, TIPS
0.125%	07/15/24	29,946	28,917,565
0.125%	10/15/24(h)	3,811	3,664,745
0.125%	04/15/25	27,414	25,991,220
0.125%	10/15/25(k)	21,695	20,495,550
0.125%	04/15/26(h)	17,669	16,501,695
0.125%	07/15/26	6,730	6,294,854
0.125%	10/15/26	12,252	11,415,951
0.125%	04/15/27	8,185	7,546,140
0.125%	01/15/30	8,579	7,588,762
0.125%	07/15/30	12,827	11,299,096
0.125%	01/15/31	17,744	15,509,960
0.125%	07/15/31	20,749	18,100,598
0.125%	01/15/32	14,750	12,771,743
0.125%	02/15/51(h)	4,666	2,929,338
0.125%	02/15/52(h)	4,257	2,696,940
0.250%	01/15/25(h)	2,252	2,153,284
0.250%	07/15/29(h)	20,385	18,383,042

A27

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest Rate	Maturity Date	Principal Amount (000)#	Value

U.S. Treasury Obligations(continued)
0.250%	02/15/50(h)	6,753	$4,430,683
0.375%	07/15/25(k)	11,685	11,162,410
0.500%	04/15/24	12,452	12,096,336
0.500%	01/15/28(k)	49,495	45,967,167
0.625%	04/15/23(k)	10,747	10,586,515
0.625%	01/15/24(h)	7,238	7,065,930
0.625%	01/15/26	15,337	14,638,982
0.625%	07/15/32(h)	9,483	8,618,783
0.625%	02/15/43	7,964	6,118,587
0.750%	07/15/28	9,017	8,476,696
0.750%	02/15/42	9,899	7,958,553
0.750%	02/15/45	12,154	9,369,390
0.875%	01/15/29	32,461	30,529,867
0.875%	02/15/47(h)	4,664	3,657,600
1.000%	02/15/46	11,004	8,917,007
1.375%	02/15/44	10,234	9,111,071
2.000%	01/15/26(h)(k)	6,819	6,795,427
2.125%	02/15/40	8,595	8,936,503
2.125%	02/15/41	12,054	12,435,537
2.500%	01/15/29(k)	15,043	15,573,575
3.375%	04/15/32(h)	1,015	1,156,704
3.875%	04/15/29(k)	8,633	9,665,228
U.S. Treasury Notes
0.750%	01/31/28(a)	37,000	31,146,485
1.125%	02/28/27(a)	101,500	89,383,437
U.S. Treasury Strips Coupon
1.185%(s)	08/15/40	3,795	1,816,856
2.049%(s)	02/15/39	505	260,036
2.056%(s)	11/15/38	525	273,061
2.387%(s)	05/15/43	1,995	830,575
2.392%(s)	11/15/43	972	398,368
2.419%(s)	05/15/44	3,460	1,383,865
2.421%(s)	11/15/40	375	177,217

Total U.S. Treasury Obligations (cost $703,749,291)			636,520,129

Total Long-Term Investments (cost $5,422,588,993)			4,904,910,102

	Shares
Short-Term Investments — 23.3%
Affiliated Mutual Funds — 19.3%
PGIM Core Ultra Short Bond Fund(wd)	689,914,504	689,914,504
PGIM Institutional Money Market Fund (cost $358,791,648; includes $357,752,336 of cash collateral for securities on loan)(b)(wd)	359,063,743	358,812,399

Total Affiliated Mutual Funds (cost $1,048,706,152)		1,048,726,903

Interest Rate	Maturity Date	Principal Amount (000)#
Commercial Paper(n) — 0.2%
Bank Nova Scotia (The)
3.270%	10/31/22	CAD	4,700	3,391,275
Interest Rate	Maturity Date	Principal Amount (000)#		Value
Commercial Paper(n) (continued)
3.312%	11/01/22	CAD	4,100	$2,958,019
3.324%	11/09/22	CAD	400	288,332
Canadian Imperial Bank of Commerce
3.341%	11/07/22	CAD	3,200	2,307,424
Toronto-Dominion Bank (The)
3.300%	11/09/22	CAD	5,400	3,894,794

Total Commercial Paper (cost $13,803,301)				12,839,844
Foreign Treasury Obligations(n) — 0.2%
Bank of Israel Bills - Makam, Series 0223
0.696%	02/08/23	ILS	18,700	5,197,617
Bank of Israel Bills - Makam, Series 0313
1.171%	03/02/23	ILS	5,100	1,414,557
Bank of Israel Bills - Makam, Series 0413
0.866%	04/05/23	ILS	12,400	3,432,014
Bank of Israel Bills - Makam, Series 0513
0.882%	05/03/23	ILS	8,200	2,264,430
Bank of Israel Bills - Makam, Series 1112
0.000%	11/02/22	ILS	2,900	811,122

Total Foreign Treasury Obligations (cost $14,046,953)				13,119,740

Repurchase Agreement — 0.9%
TD Securities (USA) LLC 2.970%, dated 09/30/22, due 10/03/22 in the amount of $48,411,979, collateralized by a U.S. Treasury Obligation (coupon rate 2.000%, maturity date 04/30/24) with the aggregate value, including accrued interest, of $19,334,427) (cost $48,400,000)	48,400	48,400,000

Interest Rate	Maturity Date
U.S. Government Agency Obligations — 0.2%
Federal Home Loan Bank, SOFR + 0.020% (Cap N/A, Floor 0.000%)
2.980%(c)	01/06/23	6,500	6,499,132
2.980%(c)	01/10/23	6,600	6,599,087

Total U.S. Government Agency Obligations (cost $13,100,000)				13,098,219
U.S. Treasury Obligations(h)(n) — 1.2%
U.S. Treasury Bills
1.885%	10/06/22	71	70,985
2.512%	11/10/22	1,308	1,304,261
2.843%	12/15/22(k)	62,740	62,375,158
2.938%	12/01/22	1,377	1,370,438

Total U.S. Treasury Obligations (cost $65,106,101)				65,120,842

A28

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
	Shares	Value
Unaffiliated Fund — 0.6%
Dreyfus Government Cash Management (Institutional Shares)	29,685,923	$29,685,923
(cost $29,685,923)
Options Purchased*~ — 0.7%
(cost $70,438,492)		36,176,421

Total Short-Term Investments (cost $1,303,286,922)		1,267,167,892

TOTAL INVESTMENTS, BEFORE SECURITIES SOLD SHORT AND OPTIONS WRITTEN—113.5% (cost $6,725,875,915)		6,172,077,994

Interest Rate	Maturity Date	Principal Amount (000)#
Securities Sold Short — (0.5)%
U.S. Treasury Obligations
U.S. Treasury Inflation Indexed Bonds, TIPS
0.375%	07/15/23	13,415	(13,191,344)
0.375%	01/15/27(h)	11,615	(10,848,213)
0.375%	07/15/27(h)	5,256	(4,904,565)

Total Securities Sold Short (proceeds received $29,292,774)				(28,944,122)

Options Written*~ — (0.3)%
(premiums received $5,011,104)	(16,611,325)

TOTAL INVESTMENTS, NET OF SECURITIES SOLD SHORT AND OPTIONS WRITTEN—112.7% (cost $6,691,572,037)	6,126,522,547

Liabilities in excess of other assets(z) — (12.7)%	(691,662,373)

Net Assets — 100.0%	$5,434,860,174

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Chinese Renminbi
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PEN	Peruvian Nuevo Sol
PHP	Philippine Peso
PLN	Polish Zloty
RUB	Russian Ruble
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TRY	Turkish Lira
TWD	New Taiwanese Dollar
USD	US Dollar
ZAR	South African Rand

144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
A	Annual payment frequency for swaps
ABS	Asset-Backed Security
ADR	American Depositary Receipt
BABs	Build America Bonds
BBR	New Zealand Bank Bill Rate
BBSW	Australian Bank Bill Swap Reference Rate
bps	Basis Points
BROIS	Brazil Overnight Index Swap
BTP	Buoni del Tesoro Poliennali
CBOE	Chicago Board Options Exchange
CDOR	Canadian Dollar Offered Rate
CDX	Credit Derivative Index
CLO	Collateralized Loan Obligation
CMBX	Commercial Mortgage-Backed Index
CME	Chicago Mercantile Exchange
CMT	Constant Maturity Treasury
CPI	Consumer Price Index
CVA	Certificate Van Aandelen (Bearer)
CVT	Convertible Security
DIP	Debtor-In-Possession
EAFE	Europe, Australasia, Far East
ECX	European Climate Exchange
EMTN	Euro Medium Term Note
ETF	Exchange-Traded Fund
EURIBOR	Euro Interbank Offered Rate
FNMA	Federal National Mortgage Association
GMTN	Global Medium Term Note
HICP	Harmonised Index of Consumer Prices
iBoxx	Bond Market Indices
ICE	Intercontinental Exchange
IO	Interest Only (Principal amount represents notional)
iTraxx	International Credit Derivative Index
JIBAR	Johannesburg Interbank Agreed Rate
KLIBOR	Kuala Lumpur Interbank Offered Rate
KWCDC	Korean Won Certificate of Deposit
LIBOR	London Interbank Offered Rate
LME	London Metal Exchange
LP	Limited Partnership
M	Monthly payment frequency for swaps
MASTR	Morgan Stanley Structured Asset Security
MIBOR	Mumbai Interbank Offered Rate
MSCI	Morgan Stanley Capital International
MTN	Medium Term Note
NIBOR	Norwegian Interbank Offered Rate
NSA	Non-Seasonally Adjusted
A29

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
OAT	Obligations Assimilables du Tresor
OFZ	Obligatsyi Federal’novo Zaima (Federal Loan Obligations)
OTC	Over-the-counter
PIK	Payment-in-Kind
PJSC	Public Joint-Stock Company
PRFC	Preference Shares
PRI	Primary Rate Interface
PRIBOR	Prague Interbank Offered Rate
Q	Quarterly payment frequency for swaps
RBOB	Reformulated Gasoline Blendstock for Oxygen Blending
REITs	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
S	Semiannual payment frequency for swaps
S&P	Standard & Poor’s
SARON	Swiss Average Rate Overnight
SGX	Singapore Exchange
SOFR	Secured Overnight Financing Rate
SONIA	Sterling Overnight Index Average
SORA	Singapore Overnight Rate Average
SPDR	Standard & Poor’s Depositary Receipts
STIBOR	Stockholm Interbank Offered Rate
STRIPs	Separate Trading of Registered Interest and Principal of Securities
T	Swap payment upon termination
TBA	To Be Announced
THBFIX	Thai Baht Interest Rate Fixing
THOR	Thai Overnight Repurchase Rate
TIPS	Treasury Inflation-Protected Securities
TONAR	Tokyo Overnight Average Rate
ULSD	Ultra-Low Sulfur Diesel
USOIS	United States Overnight Index Swap
WTI	West Texas Intermediate
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange

*	Non-income producing security.
#	Principal or notional amount is shown in U.S. dollars unless otherwise stated.
~	See tables subsequent to the Schedule of Investments for options detail.
^	Indicates a Level 3 instrument. The aggregate value of Level 3 instruments is $1,318,791 and 0.0% of net assets.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $350,123,322; cash collateral of $357,752,336 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(c)	Variable rate instrument. The interest rate shown reflects the rate in effect at September 30, 2022.
(cc)	Variable rate instrument. The rate shown is based on the latest available information as of September 30, 2022. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description.
(d)	Represents issuer in default on interest payments and/or principal repayment. Non-income producing security. Such securities may be post-maturity.
(f)	Indicates a restricted security that is acquired in unregistered, private sales from the issuing company or from an affiliate of the issuer and is considered restricted as to disposition under federal securities law; the aggregate original cost of such securities is $6,750,000. The aggregate value of $6,583,353 is 0.1% of net assets.
(ff)	Variable rate security. Security may be issued at a fixed coupon rate, which converts to a variable rate at a specified date. Rate shown is the rate in effect as of period end.
(h)	Represents security, or a portion thereof, segregated as collateral for OTC derivatives.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(oo)	Perpetual security. Maturity date represents next call date.
(r)	Principal or notional amount is less than $500 par.
(s)	Represents zero coupon bond or principal only security. Rate represents yield to maturity at purchase date.
(v)	Represents security, or a portion thereof, segregated as collateral for reverse repurchase agreements.
(wd)	PGIM Investments LLC, the co-manager of the Portfolio, also serves as the manager/co-manager of the underlying portfolios in which the Portfolio invests.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:

Unfunded loan commitment outstanding at September 30, 2022:
Borrower	Principal Amount (000)#	Current Value	Unrealized Appreciation	Unrealized Depreciation
TPC Group, Inc., DIP Facility, Term SOFR + 0.000%, 0.000%(c), Maturity Date 03/01/23 (cost $15,461)^	15	$15,461	$—	$—
A30

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward Commitment Contracts
Government Agency Obligations	Interest Rate	Maturity Date	Settlement Date	Principal Amount (000)#	Value
Federal National Mortgage Assoc.	2.000%	TBA	10/13/22	(1,500)		$(1,214,180)
Federal National Mortgage Assoc.	2.000%	TBA	10/18/22	(12,100)		(10,661,707)
Federal National Mortgage Assoc.	2.000%	TBA	11/14/22	(73,400)		(59,408,125)
Federal National Mortgage Assoc.	3.500%	TBA	10/18/22	(800)		(756,000)
TOTAL FORWARD COMMITMENT CONTRACTS (proceeds receivable $76,571,814)						$(72,040,012)
Options Purchased:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
MSCI EAFE ETF Index (FLEX)	Call	01/07/27	$78.00		18,100		1,810	$6,123,546
Natural Gas Futures	Call	11/25/22	$15.00		7		70	10,549
Russell 2000 Index (FLEX)	Call	01/07/27	$2,175.00		80		8	1,677,303
S&P 500 Index (FLEX)	Call	01/07/27	$4,700.00		240		24	9,070,244
S&P 500 Index (FLEX)	Call	11/30/27	$4,650.00		240		24	11,467,640
Total Exchange Traded (cost $67,695,450)								$28,349,282

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Gas-Crude Oil Spread	Call	Morgan Stanley Capital Services LLC	12/31/22	$30.00		1		1	$14,248
France Government OAT Bond	Put	BNP Paribas S.A.	05/23/25	97.00		—	EUR	1,600	586,952
Total OTC Traded (cost $128,329)									$601,200

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year 30 FVA Swaption, 06/16/23(fv)	Call/Put	Bank of America, N.A.	06/16/23	0.00	30 Year LIBOR(T)	30 Year LIBOR(T)	29	$403
1-Year 30 FVA Swaption, 06/16/23(fv)	Call/Put	Morgan Stanley Capital Services LLC	06/16/23	0.00	30 Year LIBOR(T)	30 Year LIBOR(T)	44	581
2-Year Interest Rate Swap, 01/27/25	Call	JPMorgan Chase Bank, N.A.	01/25/23	1.71%	1.71%(A)	1 Day SOFR(A)	33,500	3,682
2-Year Interest Rate Swap, 02/02/25	Call	Morgan Stanley Capital Services LLC	01/31/23	1.43%	1.43%(A)	1 Day SOFR(A)	17,600	1,461
2-Year Interest Rate Swap, 02/06/25	Call	Barclays Bank PLC	02/02/23	1.41%	1.41%(A)	1 Day SOFR(A)	17,800	1,509
A31

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
2-Year Interest Rate Swap, 02/27/25	Call	Citibank, N.A.	02/23/23	1.72%	1.72%(A)	1 Day SOFR(A)		31,400	$6,209
5-Year Interest Rate Swap, 04/28/28	Call	Goldman Sachs Bank USA	04/26/23	2.20%	2.20%(A)	1 Day SOFR(A)		8,300	18,802
5-Year Interest Rate Swap, 06/02/28	Call	Morgan Stanley Capital Services LLC	05/31/23	2.20%	2.20%(A)	1 Day SOFR(A)		23,400	68,711
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		12,690	—
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		14,240	—
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		14,270	—
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	10/19/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		12,690	—
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		14,210	—
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		14,220	—
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		14,210	—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		12,980	—
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		12,980	—
10-Year Interest Rate Swap, 01/16/34	Put	Bank of America, N.A.	01/11/24	2.18%	1 Day SOFR(A)	2.18%(A)		3,000	330,392
30-Year Interest Rate Swap, 11/04/52	Put	Morgan Stanley Capital Services LLC	11/02/22	0.19%	6 Month EURIBOR(S)	0.19%(A)	EUR	2,400	1,064,263
A32

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Purchased (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
30-Year Interest Rate Swap, 11/04/52	Put	BNP Paribas S.A.	11/02/22	0.20%	6 Month EURIBOR(S)	0.20%(A)	EUR	2,500	$1,106,097
30-Year Interest Rate Swap, 11/08/52	Put	Barclays Bank PLC	11/04/22	0.20%	6 Month EURIBOR(S)	0.20%(A)	EUR	1,610	711,472
30-Year Interest Rate Swap, 11/08/52	Put	BNP Paribas S.A.	11/04/22	0.20%	6 Month EURIBOR(S)	0.20%(A)	EUR	3,190	1,409,686
30-Year Interest Rate Swap, 11/21/53	Put	Deutsche Bank AG	11/17/23	2.24%	3 Month LIBOR(Q)	2.24%(S)		7,600	1,546,455
CDX.NA.HY.38.V2, 06/20/27	Put	Barclays Bank PLC	10/19/22	$1.01	CDX.NA.HY.38.V2(Q)	5.00%(Q)		3,520	110,321
CDX.NA.HY.38.V2, 06/20/27	Put	Deutsche Bank AG	11/16/22	$1.01	CDX.NA.HY.38.V2(Q)	5.00%(Q)		3,520	131,706
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	10/19/22	0.88%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		14,240	83,182
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	10/19/22	0.90%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		14,270	71,736
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		12,690	54,509
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	10/19/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		12,690	54,509
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	0.85%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		12,980	101,695
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	0.88%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		12,980	92,075
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	11/16/22	0.90%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		14,210	91,239
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	11/16/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		14,220	82,651
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	11/16/22	0.93%	CDX.NA.IG.38.V1(Q)	1.00%(Q)		14,210	82,593
Total OTC Swaptions (cost $2,614,713)									$7,225,939
Total Options Purchased (cost $70,438,492)									$36,176,421
A33

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written:
Exchange Traded
Description	Call/ Put	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
3 Month SOFR Futures	Call	12/15/23	$98.00		12		30	$(4,200)
Brent Crude Oil Futures	Call	10/26/22	$113.00		4		4	(1,040)
Brent Crude Oil Futures	Call	04/25/23	$100.00		3		3	(15,360)
California Carbon Allowance	Call	12/15/22	$30.00		40		40	(17,200)
Gold Futures	Call	10/26/22	$1,800.00		25		3	(6,750)
Gold Futures	Call	11/22/22	$1,900.00		24		2	(7,680)
Gold Futures	Call	11/22/22	$2,000.00		30		3	(3,600)
Gold Futures	Call	11/22/22	$2,100.00		21		2	(1,260)
Gold Futures	Call	11/22/22	$2,200.00		44		4	(1,320)
WTI Brent Crude Oil Spread Futures	Call	10/28/22	$(5.00)		2		2	(400)
WTI Crude Oil Futures	Call	11/16/22	$100.00		11		11	(12,210)
WTI Crude Oil Futures	Call	11/16/22	$102.00		3		3	(2,850)
3 Month SOFR Futures	Put	12/15/23	$96.50		12		30	(34,200)
Brent Crude Oil Futures	Put	04/25/23	$75.00		6		6	(63,720)
Brent Crude Oil Futures	Put	04/25/23	$80.00		6		6	(79,440)
Brent Crude Oil Futures	Put	04/25/23	$85.00		21		21	(93,240)
Brent Crude Oil Futures	Put	04/25/23	$87.00		15		15	(72,900)
Natural Gas Futures	Put	10/26/22	$8.00		14		140	(217,840)
Natural Gas Futures	Put	11/25/22	$6.00		4		40	(19,656)
Natural Gas Futures	Put	11/25/22	$6.50		56		560	(413,000)
Natural Gas Futures	Put	11/25/22	$7.00		8		80	(82,504)
Natural Gas Futures	Put	12/27/22	$5.00		2		20	(6,158)
Natural Gas Futures	Put	02/23/23	$4.25		2		20	(9,692)
WTI Brent Crude Oil Spread Futures	Put	10/28/22	$(8.00)		2		2	(600)
WTI Crude Oil Futures	Put	11/16/22	$80.00		2		2	(13,840)
WTI Crude Oil Futures	Put	05/17/23	$70.00		1		1	(10,470)
WTI Crude Oil Futures	Put	05/17/23	$75.00		4		4	(52,200)
WTI Crude Oil Futures	Put	11/15/23	$65.00		1		1	(11,480)
Total Exchange Traded (premiums received $1,063,567)								$(1,254,810)

OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Bloomberg Commodity Index	Call	Morgan Stanley Capital Services LLC	12/16/22	$125.93		—		1	$(3,164)
Bloomberg Commodity Index	Call	UBS AG Stamford	01/20/23	$119.90		—		34	(179,644)
Bloomberg Commodity Index	Call	Morgan Stanley Capital Services LLC	02/08/23	$130.56		—		39	(129,771)
Gas-Crude Oil Spread	Call	Goldman Sachs International	12/31/22	$30.00		3		3	(36,713)
Inflation Cap Option, Inflation on the CPI Urban Consumer NSA	Call	JPMorgan Chase Bank, N.A.	05/16/24	4.00%		—		600	—
Inflation Cap Option, Inflation on the Eurostat Eurozone HICP	Call	Goldman Sachs Bank USA	06/22/35	3.00%		—	EUR	2,000	(27,177)
London Gold Market Fixing Ltd. Commodity Index	Call	Goldman Sachs International	03/28/23	$2,500.00		—		—(r)	(1,345)
Bloomberg Commodity Index	Put	UBS AG Stamford	03/16/23	$105.00		—		12	(67,458)
FNMA TBA 4.50%	Put	JPMorgan Chase Bank, N.A.	11/07/22	$99.41		—		600	(23,704)
A34

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written (continued):
OTC Traded
Description	Call/ Put	Counterparty	Expiration Date	Strike	Contracts		Notional Amount (000)#	Value
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Morgan Stanley Capital Services LLC	10/07/22	0.00%		—		18,250	$—
Inflation Floor Option, Inflation on the CPI Urban Consumer NSA	Put	Morgan Stanley Capital Services LLC	10/08/22	0.00%		—		9,500	—
Total OTC Traded (premiums received $396,880)									$(468,976)

OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 11/14/23	Call	Goldman Sachs Bank USA	11/02/22	0.87%	3 Month LIBOR(Q)	0.87%(S)		77,800	$—
1-Year Interest Rate Swap, 04/11/24	Call	Goldman Sachs Bank USA	04/05/23	0.55%	3 Month EURIBOR(Q)	0.55%(A)	EUR	5,900	(240)
1-Year Interest Rate Swap, 04/13/24	Call	BNP Paribas S.A.	04/11/23	0.55%	3 Month EURIBOR(Q)	0.55%(A)	EUR	3,100	(139)
1-Year Interest Rate Swap, 04/13/24	Call	Goldman Sachs Bank USA	04/11/23	0.55%	3 Month EURIBOR(Q)	0.55%(A)	EUR	5,600	(251)
1-Year Interest Rate Swap, 04/13/24	Call	Goldman Sachs Bank USA	04/11/23	0.55%	3 Month EURIBOR(Q)	0.55%(A)	EUR	4,500	(201)
1-Year Interest Rate Swap, 04/26/24	Call	Goldman Sachs Bank USA	04/24/23	0.70%	3 Month EURIBOR(Q)	0.70%(A)	EUR	1,900	(132)
1-Year Interest Rate Swap, 04/28/24	Call	Goldman Sachs Bank USA	04/26/23	0.70%	3 Month EURIBOR(Q)	0.70%(A)	EUR	2,100	(150)
1-Year Interest Rate Swap, 05/03/24	Call	BNP Paribas S.A.	04/28/23	0.70%	3 Month EURIBOR(Q)	0.70%(A)	EUR	1,900	(139)
A35

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 05/17/24	Call	Goldman Sachs Bank USA	05/15/23	0.55%	3 Month EURIBOR(Q)	0.55%(A)	EUR	3,200	$(227)
1-Year Interest Rate Swap, 10/13/24	Call	Morgan Stanley Capital Services LLC	10/11/23	2.99%	1 Day SOFR(A)	2.99%(A)		600	2,461
1-Year Interest Rate Swap, 10/17/24	Call	Deutsche Bank AG	10/13/23	2.92%	1 Day SOFR(A)	2.92%(A)		1,000	(2,175)
1-Year Interest Rate Swap, 10/17/24	Call	Goldman Sachs Bank USA	10/13/23	2.92%	1 Day SOFR(A)	2.92%(A)		800	(1,750)
1-Year Interest Rate Swap, 10/24/24	Call	Goldman Sachs Bank USA	10/20/23	3.02%	1 Day SOFR(A)	3.02%(A)		800	(1,965)
1-Year Interest Rate Swap, 10/25/24	Call	Goldman Sachs Bank USA	10/23/23	3.14%	1 Day SOFR(A)	3.14%(A)		800	(2,227)
1-Year Interest Rate Swap, 10/25/24	Call	Goldman Sachs Bank USA	10/23/23	3.19%	1 Day SOFR(A)	3.19%(A)		800	(2,335)
1-Year Interest Rate Swap, 10/25/24	Call	Goldman Sachs Bank USA	10/23/23	3.23%	1 Day SOFR(A)	3.23%(A)		800	(2,413)
1-Year Interest Rate Swap, 10/27/24	Call	Goldman Sachs Bank USA	10/25/23	2.97%	1 Day SOFR(A)	2.97%(A)		1,000	(2,396)
1-Year Interest Rate Swap, 10/31/24	Call	Goldman Sachs Bank USA	10/27/23	2.84%	1 Day SOFR(A)	2.84%(A)		900	(1,910)
1-Year Interest Rate Swap, 11/07/24	Call	Goldman Sachs Bank USA	11/03/23	3.09%	1 Day SOFR(A)	3.09%(A)		500	(1,376)
A36

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 11/14/24	Call	Goldman Sachs Bank USA	11/10/23	2.91%	1 Day SOFR(A)	2.91%(A)		1,500	$(3,572)
1-Year Interest Rate Swap, 11/21/24	Call	Goldman Sachs Bank USA	11/17/23	2.25%	1 Day SOFR(A)	2.25%(A)		2,400	(3,097)
1-Year Interest Rate Swap, 11/22/24	Call	Goldman Sachs Bank USA	11/20/23	2.15%	1 Day SOFR(A)	2.15%(A)		1,400	(1,655)
1-Year Interest Rate Swap, 12/05/24	Call	Bank of America, N.A.	12/01/23	2.15%	1 Day SOFR(A)	2.15%(A)		2,000	(2,475)
1-Year Interest Rate Swap, 12/11/24	Call	Goldman Sachs Bank USA	12/07/23	2.25%	1 Day SOFR(A)	2.25%(A)		1,300	(1,812)
1-Year Interest Rate Swap, 04/04/25	Call	Goldman Sachs Bank USA	04/02/24	2.70%	1 Day SOFR(A)	2.70%(A)		3,000	12,971
1-Year Interest Rate Swap, 04/10/25	Call	Goldman Sachs Bank USA	04/08/24	2.72%	1 Day SOFR(A)	2.72%(A)		900	3,300
1-Year Interest Rate Swap, 04/10/25	Call	Deutsche Bank AG	04/08/24	2.79%	1 Day SOFR(A)	2.79%(A)		2,500	9,040
1-Year Interest Rate Swap, 12/16/25	Call	JPMorgan Chase Bank, N.A.	12/16/24	0.82%	1 Day SONIA(A)	0.82%(A)	GBP	7,200	24,982
10-Year Interest Rate Swap, 10/13/32	Call	Bank of America, N.A.	10/11/22	2.83%	1 Day SOFR(A)	2.83%(A)		5,000	(50)
10-Year Interest Rate Swap, 01/27/33	Call	JPMorgan Chase Bank, N.A.	01/25/23	1.79%	1 Day SOFR(A)	1.79%(A)		7,400	(4,441)
A37

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
10-Year Interest Rate Swap, 02/02/33	Call	Morgan Stanley Capital Services LLC	01/31/23	1.58%	1 Day SOFR(A)	1.58%(A)	3,900	$(1,723)
10-Year Interest Rate Swap, 02/06/33	Call	Barclays Bank PLC	02/02/23	1.56%	1 Day SOFR(A)	1.56%(A)	3,900	(1,719)
10-Year Interest Rate Swap, 02/27/33	Call	Citibank, N.A.	02/23/23	1.74%	1 Day SOFR(A)	1.74%(A)	7,000	(6,205)
10-Year Interest Rate Swap, 04/28/33	Call	Goldman Sachs Bank USA	04/26/23	2.35%	1 Day SOFR(A)	2.35%(A)	4,600	(23,159)
10-Year Interest Rate Swap, 06/02/33	Call	Morgan Stanley Capital Services LLC	05/31/23	2.35%	1 Day SOFR(A)	2.35%(A)	12,900	(80,471)
CDX.NA.HY.38.V2, 06/20/27	Call	Barclays Bank PLC	10/19/22	$1.02	CDX.NA.HY.38.V2(Q)	5.00%(Q)	3,520	(2,132)
CDX.NA.HY.38.V2, 06/20/27	Call	Deutsche Bank AG	11/16/22	$1.02	CDX.NA.HY.38.V2(Q)	5.00%(Q)	3,520	(5,454)
CDX.NA.IG.38.V1, 06/20/27	Call	BNP Paribas S.A.	10/19/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,240	(1,512)
CDX.NA.IG.38.V1, 06/20/27	Call	Deutsche Bank AG	10/19/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,270	(1,515)
CDX.NA.IG.38.V1, 06/20/27	Call	Barclays Bank PLC	10/19/22	0.83%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	12,690	(1,985)
CDX.NA.IG.38.V1, 06/20/27	Call	JPMorgan Chase Bank, N.A.	10/19/22	0.83%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	12,690	(1,985)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	12,980	(2,551)
CDX.NA.IG.38.V1, 06/20/27	Call	Morgan Stanley & Co. International PLC	11/16/22	0.75%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	12,980	(2,551)
CDX.NA.IG.38.V1, 06/20/27	Call	Bank of America, N.A.	11/16/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,210	(3,693)
CDX.NA.IG.38.V1, 06/20/27	Call	Goldman Sachs International	11/16/22	0.78%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,210	(3,693)
CDX.NA.IG.38.V1, 06/20/27	Call	Citibank, N.A.	11/16/22	0.80%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,220	(5,101)
A38

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 11/14/23	Put	Goldman Sachs Bank USA	11/02/22	1.27%	1.27%(S)	3 Month LIBOR(Q)		77,800	$(2,536,438)
1-Year Interest Rate Swap, 04/11/24	Put	Goldman Sachs Bank USA	04/05/23	2.10%	2.10%(A)	3 Month EURIBOR(Q)	EUR	5,900	(62,402)
1-Year Interest Rate Swap, 04/13/24	Put	BNP Paribas S.A.	04/11/23	2.10%	2.10%(A)	3 Month EURIBOR(Q)	EUR	3,100	(33,106)
1-Year Interest Rate Swap, 04/13/24	Put	Goldman Sachs Bank USA	04/11/23	2.10%	2.10%(A)	3 Month EURIBOR(Q)	EUR	5,600	(59,805)
1-Year Interest Rate Swap, 04/13/24	Put	Goldman Sachs Bank USA	04/11/23	2.10%	2.10%(A)	3 Month EURIBOR(Q)	EUR	4,500	(48,057)
1-Year Interest Rate Swap, 04/26/24	Put	Goldman Sachs Bank USA	04/24/23	2.25%	2.25%(A)	3 Month EURIBOR(Q)	EUR	1,900	(18,241)
1-Year Interest Rate Swap, 04/28/24	Put	Goldman Sachs Bank USA	04/26/23	2.25%	2.25%(A)	3 Month EURIBOR(Q)	EUR	2,100	(20,255)
1-Year Interest Rate Swap, 05/03/24	Put	BNP Paribas S.A.	04/28/23	2.25%	2.25%(A)	3 Month EURIBOR(Q)	EUR	1,900	(18,330)
1-Year Interest Rate Swap, 05/17/24	Put	Goldman Sachs Bank USA	05/15/23	2.10%	2.10%(A)	3 Month EURIBOR(Q)	EUR	3,200	(34,968)
1-Year Interest Rate Swap, 10/13/24	Put	Morgan Stanley Capital Services LLC	10/11/23	2.99%	2.99%(A)	1 Day SOFR(A)		600	(3,783)
1-Year Interest Rate Swap, 10/17/24	Put	Deutsche Bank AG	10/13/23	2.92%	2.92%(A)	1 Day SOFR(A)		1,000	(13,218)
A39

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
1-Year Interest Rate Swap, 10/17/24	Put	Goldman Sachs Bank USA	10/13/23	2.92%	2.92%(A)	1 Day SOFR(A)	800	$(10,584)
1-Year Interest Rate Swap, 10/24/24	Put	Goldman Sachs Bank USA	10/20/23	3.02%	3.02%(A)	1 Day SOFR(A)	800	(9,987)
1-Year Interest Rate Swap, 10/25/24	Put	Goldman Sachs Bank USA	10/23/23	3.14%	3.14%(A)	1 Day SOFR(A)	800	(9,324)
1-Year Interest Rate Swap, 10/25/24	Put	Goldman Sachs Bank USA	10/23/23	3.19%	3.19%(A)	1 Day SOFR(A)	800	(9,059)
1-Year Interest Rate Swap, 10/25/24	Put	Goldman Sachs Bank USA	10/23/23	3.23%	3.23%(A)	1 Day SOFR(A)	800	(8,875)
1-Year Interest Rate Swap, 10/27/24	Put	Goldman Sachs Bank USA	10/25/23	2.97%	2.97%(A)	1 Day SOFR(A)	1,000	(12,820)
1-Year Interest Rate Swap, 10/31/24	Put	Goldman Sachs Bank USA	10/27/23	2.84%	2.84%(A)	1 Day SOFR(A)	900	(12,328)
1-Year Interest Rate Swap, 11/07/24	Put	Goldman Sachs Bank USA	11/03/23	3.09%	3.09%(A)	1 Day SOFR(A)	500	(5,969)
1-Year Interest Rate Swap, 11/14/24	Put	Goldman Sachs Bank USA	11/10/23	2.91%	2.91%(A)	1 Day SOFR(A)	1,500	(19,692)
1-Year Interest Rate Swap, 11/21/24	Put	Goldman Sachs Bank USA	11/17/23	3.75%	3.75%(A)	1 Day SOFR(A)	2,400	(19,155)
1-Year Interest Rate Swap, 11/22/24	Put	Goldman Sachs Bank USA	11/20/23	3.65%	3.65%(A)	1 Day SOFR(A)	1,400	(11,922)
A40

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
1-Year Interest Rate Swap, 12/05/24	Put	Bank of America, N.A.	12/01/23	3.65%	3.65%(A)	1 Day SOFR(A)		2,000	$(16,979)
1-Year Interest Rate Swap, 12/11/24	Put	Goldman Sachs Bank USA	12/07/23	3.75%	3.75%(A)	1 Day SOFR(A)		1,300	(10,362)
1-Year Interest Rate Swap, 01/16/25	Put	Bank of America, N.A.	01/11/24	2.31%	2.31%(A)	1 Day SOFR(A)		26,200	(447,529)
1-Year Interest Rate Swap, 04/04/25	Put	Goldman Sachs Bank USA	04/02/24	2.70%	2.70%(A)	1 Day SOFR(A)		3,000	(18,555)
1-Year Interest Rate Swap, 04/10/25	Put	Goldman Sachs Bank USA	04/08/24	2.72%	2.72%(A)	1 Day SOFR(A)		900	(5,641)
1-Year Interest Rate Swap, 04/10/25	Put	Deutsche Bank AG	04/08/24	2.79%	2.79%(A)	1 Day SOFR(A)		2,500	(14,204)
5-Year Interest Rate Swap, 11/21/28	Put	Deutsche Bank AG	11/17/23	2.34%	2.34%(S)	3 Month LIBOR(Q)		37,400	(2,660,623)
10-Year Interest Rate Swap, 10/13/32	Put	Bank of America, N.A.	10/11/22	3.33%	3.33%(A)	1 Day SOFR(A)		5,000	(105,385)
10-Year Interest Rate Swap, 11/04/32	Put	BNP Paribas S.A.	11/02/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	7,500	(1,956,013)
10-Year Interest Rate Swap, 11/04/32	Put	Morgan Stanley Capital Services LLC	11/02/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	7,200	(1,877,772)
10-Year Interest Rate Swap, 11/08/32	Put	Barclays Bank PLC	11/04/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	4,810	(1,254,777)
A41

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
10-Year Interest Rate Swap, 11/08/32	Put	BNP Paribas S.A.	11/04/22	0.00%	0.00%(A)	6 Month EURIBOR(S)	EUR	9,590	$(2,501,728)
25-Year Interest Rate Swap, 05/27/50	Put	BNP Paribas S.A.	05/23/25	0.45%	0.45%(A)	6 Month EURIBOR(S)	EUR	1,600	(575,920)
CDX.NA.HY.38.V2, 06/20/27	Put	Morgan Stanley & Co. International PLC	10/19/22	$95.00	5.00%(Q)	CDX.NA.HY.38.V2(Q)		2,440	(11,952)
CDX.NA.HY.38.V2, 06/20/27	Put	Barclays Bank PLC	10/19/22	$97.00	5.00%(Q)	CDX.NA.HY.38.V2(Q)		3,520	(35,843)
CDX.NA.HY.38.V2, 06/20/27	Put	Deutsche Bank AG	11/16/22	$96.00	5.00%(Q)	CDX.NA.HY.38.V2(Q)		3,520	(53,092)
CDX.NA.IG.38.V1, 06/20/27	Put	BNP Paribas S.A.	10/19/22	1.18%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		14,240	(11,129)
CDX.NA.IG.38.V1, 06/20/27	Put	Barclays Bank PLC	10/19/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		12,690	(8,381)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	10/19/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		14,270	(9,424)
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	10/19/22	1.23%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		12,690	(7,098)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	10/19/22	1.60%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		1,000	(62)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	10/19/22	1.60%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		2,100	(130)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	1.15%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		12,980	(31,566)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley & Co. International PLC	11/16/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		12,980	(26,148)
CDX.NA.IG.38.V1, 06/20/27	Put	Bank of America, N.A.	11/16/22	1.23%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		14,210	(26,084)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	11/16/22	1.25%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		14,210	(23,787)
CDX.NA.IG.38.V1, 06/20/27	Put	Citibank, N.A.	11/16/22	1.28%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		14,220	(21,725)
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	11/16/22	1.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		900	(1,050)
A42

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
CDX.NA.IG.38.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	11/16/22	1.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		1,800	$(2,101)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	11/16/22	1.40%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		1,700	(1,665)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	11/16/22	1.40%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		3,900	(3,819)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	12/21/22	1.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		700	(1,642)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	12/21/22	1.35%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		1,900	(4,457)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	12/21/22	1.40%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		1,000	(2,083)
CDX.NA.IG.38.V1, 06/20/27	Put	Deutsche Bank AG	12/21/22	1.40%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		2,500	(5,208)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	12/21/22	1.50%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		1,800	(2,982)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	12/21/22	1.50%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		3,600	(5,964)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley Capital Services LLC	12/21/22	1.60%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		400	(533)
CDX.NA.IG.38.V1, 06/20/27	Put	Morgan Stanley Capital Services LLC	12/21/22	1.60%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		1,000	(1,331)
CDX.NA.IG.38.V1, 06/20/27	Put	Goldman Sachs International	01/18/23	3.00%	1.00%(Q)	CDX.NA.IG.38.V1(Q)		16,090	(4,423)
CDX.NA.IG.39.V1, 12/20/27	Put	BNP Paribas S.A.	11/16/22	1.38%	1.00%(Q)	CDX.NA.IG.39.V1(Q)		14,200	(23,393)
GS_21-PJ2A^	Put	Goldman Sachs International	11/15/24	0.50%	0.50%(M)	GS_21-PJ2A(M)		5,330	(115)
GS_21-PJA^	Put	Goldman Sachs International	06/17/24	0.25%	0.25%(M)	GS_21-PJA(M)		10,270	(217)
iTraxx.EU.37.V1, 06/20/27	Put	Barclays Bank PLC	11/16/22	1.90%	1.00%(Q)	iTraxx.EU.37.V1(Q)	EUR	400	(387)
iTraxx.EU.37.V1, 06/20/27	Put	Barclays Bank PLC	11/16/22	1.90%	1.00%(Q)	iTraxx.EU.37.V1(Q)	EUR	800	(774)
iTraxx.EU.37.V1, 06/20/27	Put	BNP Paribas S.A.	11/16/22	1.90%	1.00%(Q)	iTraxx.EU.37.V1(Q)	EUR	400	(387)
iTraxx.EU.37.V1, 06/20/27	Put	BNP Paribas S.A.	11/16/22	1.90%	1.00%(Q)	iTraxx.EU.37.V1(Q)	EUR	800	(774)
iTraxx.EU.37.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	11/16/22	1.90%	1.00%(Q)	iTraxx.EU.37.V1(Q)	EUR	400	(387)
iTraxx.EU.37.V1, 06/20/27	Put	JPMorgan Chase Bank, N.A.	11/16/22	1.90%	1.00%(Q)	iTraxx.EU.37.V1(Q)	EUR	800	(774)
A43

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Options Written (continued):
OTC Swaptions
Description	Call/ Put	Counterparty	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#		Value
iTraxx.EU.37.V1, 06/20/27	Put	Barclays Bank PLC	12/21/22	2.00%	1.00%(Q)	iTraxx.EU.37.V1(Q)	EUR	700	$(1,315)
iTraxx.EU.37.V1, 06/20/27	Put	Goldman Sachs International	03/15/23	3.00%	1.00%(Q)	iTraxx.EU.37.V1(Q)	EUR	1,700	(1,708)
Total OTC Swaptions (premiums received $3,550,657)									$(14,887,539)
Total Options Written (premiums received $5,011,104)									$(16,611,325)
(fv)	Forward Volatility Agreement on a 1 year-30 year straddle swaption effective 6/16/2020. The strike price will be determined based on the swaption rate as of 6/16/2023.

Options Purchased:

Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay		Notional Amount (000)#	Value
CDX.NA.HY.39.V1, 12/20/27	Put	11/16/22	$85.00	CDX.NA.HY.39.V1(Q)		5.00%(Q)		1,220	$3,449
CDX.NA.IG.38.V1, 06/20/27	Put	12/21/22	0.93%	CDX.NA.IG.38.V1(Q)		1.00%(Q)		14,850	106,534
Total Centrally Cleared Swaptions (cost $67,616)									$109,983

Options Written:

Centrally Cleared Swaptions
Description	Call/ Put	Expiration Date	Strike	Receive	Pay	Notional Amount (000)#	Value
CDX.NA.IG.38.V1, 06/20/27	Call	12/21/22	0.83%	CDX.NA.IG.38.V1(Q)	1.00%(Q)	14,850	$(12,368)
CDX.NA.HY.38.V2, 06/20/27	Put	12/21/22	$91.00	5.00%(Q)	CDX.NA.HY.38.V2(Q)	2,860	(30,894)
CDX.NA.HY.39.V1, 12/20/27	Put	01/18/23	$90.00	5.00%(Q)	CDX.NA.HY.39.V1(Q)	2,440	(44,591)
CDX.NA.IG.38.V1, 06/20/27	Put	12/21/22	1.20%	1.00%(Q)	CDX.NA.IG.38.V1(Q)	14,850	(50,629)
CDX.NA.IG.39.V1, 12/20/27	Put	12/21/22	1.50%	1.00%(Q)	CDX.NA.IG.39.V1(Q)	14,200	(32,995)
Total Centrally Cleared Swaptions (premiums received $184,151)							$(171,477)

Financial Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions:
314	90 Day Euro EURIBOR	Mar. 2023	$74,779,775	$(2,363,652)
60	3 Month CME SOFR	Sep. 2023	14,342,250	(264,066)
474	2 Year U.S. Treasury Notes	Dec. 2022	97,355,156	(1,552,212)
200	3 Year Australian Treasury Bonds	Dec. 2022	13,632,497	(138,235)
1,592	5 Year U.S. Treasury Notes	Dec. 2022	171,152,434	(5,696,424)
66	10 Year Australian Treasury Bonds	Dec. 2022	4,944,295	(93,491)
53	10 Year Japanese Government Bonds	Dec. 2022	54,307,331	(71,055)
1,169	10 Year U.S. Treasury Notes	Dec. 2022	131,001,062	(6,086,707)
A44

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Financial Futures contracts outstanding at September 30, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
7	10 Year U.S. Ultra Treasury Notes	Dec. 2022	$829,391	$(52,337)
90	20 Year U.S. Treasury Bonds	Dec. 2022	11,376,562	(642,909)
171	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	23,427,000	(2,089,827)
314	Euro Schatz Index	Dec. 2022	32,978,496	(313,637)
1,618	Mini MSCI EAFE Index	Dec. 2022	134,342,540	(13,429,694)
230	Russell 2000 E-Mini Index	Dec. 2022	19,202,700	(1,906,772)
1,089	S&P 500 E-Mini Index	Dec. 2022	196,101,675	(20,252,872)
				(54,953,890)
Short Positions:
730	2 Year U.S. Treasury Notes	Dec. 2022	149,935,157	1,932,991
36	3 Year Australian Treasury Bonds	Dec. 2022	2,453,849	24,904
472	5 Year Euro-Bobl	Dec. 2022	55,394,386	1,475,151
15	10 Year Australian Treasury Bonds	Dec. 2022	1,123,703	20,668
47	10 Year Canadian Government Bonds	Dec. 2022	4,205,111	61,491
131	10 Year Euro-Bund	Dec. 2022	17,780,253	523,055
33	10 Year Japanese Government Bonds	Dec. 2022	33,813,998	10,991
221	10 Year U.K. Gilt	Dec. 2022	23,787,428	2,982,774
383	10 Year U.S. Treasury Notes	Dec. 2022	42,919,937	1,811,953
521	10 Year U.S. Ultra Treasury Notes	Dec. 2022	61,730,362	3,631,520
215	20 Year U.S. Treasury Bonds	Dec. 2022	27,177,344	2,064,708
55	30 Year Euro Buxl	Dec. 2022	7,904,299	773,326
51	30 Year U.S. Ultra Treasury Bonds	Dec. 2022	6,987,000	413,800
818	Euro Schatz Index	Dec. 2022	85,912,134	856,779
102	Euro-BTP Italian Government Bond	Dec. 2022	11,194,092	508,726
214	Euro-OAT	Dec. 2022	27,709,620	1,302,625
140	Short Euro-BTP	Dec. 2022	14,450,641	186,485
				18,581,947
				$(36,371,943)

Commodity Futures contracts outstanding at September 30, 2022:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions:
2	Brent 1st Line vs. Dubai 1st Line	Jan. 2023	$6,160	$3,779
2	Brent 1st Line vs. Dubai 1st Line	Feb. 2023	6,180	3,799
2	Brent 1st Line vs. Dubai 1st Line	Mar. 2023	6,180	3,799
2	Brent 1st Line vs. Dubai 1st Line	Apr. 2023	6,140	3,759
2	Brent 1st Line vs. Dubai 1st Line	May 2023	6,080	3,699
2	Brent 1st Line vs. Dubai 1st Line	Jun. 2023	6,020	3,639
2	Brent 1st Line vs. Dubai 1st Line	Jul. 2023	5,900	3,519
2	Brent 1st Line vs. Dubai 1st Line	Aug. 2023	5,780	3,399
2	Brent 1st Line vs. Dubai 1st Line	Sep. 2023	5,700	3,319
2	Brent 1st Line vs. Dubai 1st Line	Oct. 2023	5,600	3,219
2	Brent 1st Line vs. Dubai 1st Line	Nov. 2023	5,500	3,119
2	Brent 1st Line vs. Dubai 1st Line	Dec. 2023	5,400	3,019
102	Brent Crude	Jun. 2023	7,951,920	(637,046)
5	Brent Crude	Sep. 2023	380,900	(53,240)
5	Brent Crude	Mar. 2024	367,350	(49,391)
14	Brent Crude	Jun. 2024	1,014,580	(192,276)
184	California Carbon Allowance Vintage	Dec. 2022	4,894,400	(89,159)
85	California Carbon Allowance Vintage	Dec. 2023	2,424,200	(18,738)
15	Cocoa	Dec. 2022	353,100	(5,134)
A45

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Commodity Futures contracts outstanding at September 30, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
5	Coffee’C’	Mar. 2023	$398,531	$(395)
8	Copper	Dec. 2022	682,500	(21,230)
5	Corn	Mar. 2023	171,000	668
2	Gasoline RBOB	Dec. 2022	191,428	(10,257)
3	Gasoline RBOB	Jun. 2023	298,948	(37,550)
2	Hard Red Winter Wheat	Mar. 2023	98,525	5,306
3	Henry Hub LD1 Fixed Price	Jan. 2024	41,970	10,259
3	Henry Hub LD1 Fixed Price	Feb. 2024	40,583	8,872
3	Henry Hub LD1 Fixed Price	Mar. 2024	37,268	5,557
3	Henry Hub LD1 Fixed Price	Apr. 2024	32,318	607
3	Henry Hub LD1 Fixed Price	May 2024	31,928	217
3	Henry Hub LD1 Fixed Price	Jun. 2024	32,483	772
3	Henry Hub LD1 Fixed Price	Jul. 2024	33,098	1,387
3	Henry Hub LD1 Fixed Price	Aug. 2024	33,360	1,649
3	Henry Hub LD1 Fixed Price	Sep. 2024	33,263	1,552
3	Henry Hub LD1 Fixed Price	Oct. 2024	33,743	2,032
3	Henry Hub LD1 Fixed Price	Nov. 2024	35,648	3,937
3	Henry Hub LD1 Fixed Price	Dec. 2024	38,505	6,794
4	ICE ECX EMISSION	Dec. 2022	261,595	(56,605)
2	ICE Endex Dutch TTF Natural Gas	Mar. 2023	283,736	(31,849)
21	Live Cattle	Dec. 2022	1,235,220	(24,907)
11	LME Lead	Nov. 2022	526,075	(10,098)
3	LME Nickel	Nov. 2022	378,990	(43,086)
1	LME Nickel	Jan. 2023	126,804	(18,732)
26	LME PRI Aluminum	Nov. 2022	1,399,612	(52,047)
5	LME Zinc	Nov. 2022	375,125	(29,131)
3	LME Zinc	Jan. 2023	221,962	(14,481)
12	Low Sulphur Gas Oil	Jan. 2023	1,064,700	(77,980)
8	Low Sulphur Gas Oil	Mar. 2023	685,400	(51,454)
1	Low Sulphur Gasoil vs. Brent 1st Line	Apr. 2023	33,893	3,552
1	Low Sulphur Gasoil vs. Brent 1st Line	May 2023	33,186	2,845
1	Low Sulphur Gasoil vs. Brent 1st Line	Jun. 2023	32,791	2,450
1	Low Sulphur Gasoil vs. Brent 1st Line	Jul. 2023	32,572	2,231
1	Low Sulphur Gasoil vs. Brent 1st Line	Aug. 2023	32,280	1,939
1	Low Sulphur Gasoil vs. Brent 1st Line	Sep. 2023	32,071	1,730
1	Low Sulphur Gasoil vs. Brent 1st Line	Oct. 2023	31,776	1,435
1	Low Sulphur Gasoil vs. Brent 1st Line	Nov. 2023	31,296	956
1	Low Sulphur Gasoil vs. Brent 1st Line	Dec. 2023	31,150	809
17	Milling Wheat No. 2	Dec. 2022	297,188	(38,962)
9	Natural Gas	Feb. 2023	624,330	2,888
1	Natural Gas	May 2023	47,840	3,492
6	Natural Gas	Oct. 2023	297,900	(32,917)
4	Natural Gas	Oct. 2024	180,400	(907)
1	No. 2 Red Spring Wheat	Dec. 2022	49,100	359
39	No. 2 Soft Red Winter Wheat	Dec. 2022	1,796,925	203,456
3	No. 2 Soft Red Winter Wheat	Jul. 2023	136,837	13,860
35	SGX Iron Ore 62%	Nov. 2022	329,840	(50,437)
49	SGX Iron Ore 62%	Jan. 2023	455,161	(31,518)
21	Soybean	Jan. 2023	1,444,275	(76,021)
2	Soybean	Nov. 2023	134,100	(269)
67	Soybean Meal	Jan. 2023	2,688,710	(127,955)
2	Soybean Meal	Mar. 2023	79,440	(1,664)
1	Soybean Oil	Oct. 2022	9,360	(7,685)
1	Soybean Oil	Nov. 2022	7,546	(5,870)
1	Soybean Oil	Dec. 2022	7,334	(5,658)
1	Soybean Oil	Jan. 2023	7,313	(2,014)
A46

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Commodity Futures contracts outstanding at September 30, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Positions (cont’d):
1	Soybean Oil	Feb. 2023	$6,903	$(1,604)
5	Soybean Oil	Mar. 2023	180,360	(9,740)
1	Soybean Oil	Mar. 2023	6,232	(932)
1	Soybean Oil	Apr. 2023	6,042	(743)
1	Soybean Oil	May 2023	6,091	(792)
1	Soybean Oil	Jun. 2023	6,286	(986)
1	Soybean Oil	Jul. 2023	6,459	(1,160)
1	Soybean Oil	Aug. 2023	6,613	(1,314)
1	Soybean Oil	Sep. 2023	6,803	(1,504)
1	Soybean Oil	Oct. 2023	6,996	(1,697)
1	Soybean Oil	Nov. 2023	6,948	(1,649)
1	Soybean Oil	Dec. 2023	7,241	(1,942)
1	WTI Brent (ICE)	Jan. 2023	4,400	248
1	WTI Brent (ICE)	Feb. 2023	4,270	378
1	WTI Brent (ICE)	Mar. 2023	4,380	268
1	WTI Brent (ICE)	Apr. 2023	4,400	248
1	WTI Brent (ICE)	May 2023	4,510	138
1	WTI Brent (ICE)	Jun. 2023	4,670	(22)
1	WTI Brent (ICE)	Jul. 2023	4,700	(52)
1	WTI Brent (ICE)	Aug. 2023	4,730	(82)
1	WTI Brent (ICE)	Sep. 2023	4,810	(162)
1	WTI Brent (ICE)	Oct. 2023	4,810	(162)
1	WTI Brent (ICE)	Nov. 2023	4,810	(162)
1	WTI Brent (ICE)	Dec. 2023	4,800	(152)
1	WTI Crude	Mar. 2023	75,570	149
36	WTI Crude	Dec. 2023	2,507,760	(384,837)
6	WTI Crude	Dec. 2025	374,100	(55,501)
1	WTI Houston (Argus) vs. WTI Trade Month	Jan. 2023	2,050	648
1	WTI Houston (Argus) vs. WTI Trade Month	Feb. 2023	2,000	598
1	WTI Houston (Argus) vs. WTI Trade Month	Mar. 2023	1,950	548
1	WTI Houston (Argus) vs. WTI Trade Month	Apr. 2023	1,900	498
1	WTI Houston (Argus) vs. WTI Trade Month	May 2023	1,900	498
1	WTI Houston (Argus) vs. WTI Trade Month	Jun. 2023	1,900	498
1	WTI Houston (Argus) vs. WTI Trade Month	Jul. 2023	1,950	548
1	WTI Houston (Argus) vs. WTI Trade Month	Aug. 2023	1,950	548
1	WTI Houston (Argus) vs. WTI Trade Month	Sep. 2023	1,950	548
1	WTI Houston (Argus) vs. WTI Trade Month	Oct. 2023	2,000	598
1	WTI Houston (Argus) vs. WTI Trade Month	Nov. 2023	2,000	598
1	WTI Houston (Argus) vs. WTI Trade Month	Dec. 2023	2,000	598
96	WTI Light Sweet Crude Oil	Dec. 2022	7,557,120	(755,345)
1	WTI Light Sweet Crude Oil	Dec. 2023	69,660	(12,571)
				(2,797,940)
Short Positions:
15	Brent 1st Line vs. Dubai 1st Line	Nov. 2022	30,300	21,722
9	Brent 1st Line vs. Dubai 1st Line	Dec. 2022	24,660	7,008
88	Brent Crude	Dec. 2022	7,492,320	990,721
62	Brent Crude	Dec. 2023	4,637,600	462,774
14	Brent Crude	Dec. 2024	991,340	149,609
3	Brent Crude	Dec. 2025	205,050	2,690
5	Coffee ’C’	Dec. 2022	415,406	(21,648)
87	Corn	Dec. 2022	2,947,125	(318,184)
9	Corn	Dec. 2023	277,537	(104)
1	Cotton No. 2	Mar. 2023	41,725	2,132
2	Gasoline RBOB	Mar. 2023	186,984	4,353
25	Gold 100 OZ	Dec. 2022	4,180,000	62,832
8	Hard Red Winter Wheat	Dec. 2022	396,600	(34,794)
A47

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Commodity Futures contracts outstanding at September 30, 2022 (continued):
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Short Positions (cont’d):
2	Henry Hub LD1 Fixed Price	Jan. 2025	$26,500	$(5,587)
2	Henry Hub LD1 Fixed Price	Feb. 2025	25,725	(4,812)
2	Henry Hub LD1 Fixed Price	Mar. 2025	23,995	(3,082)
2	Henry Hub LD1 Fixed Price	Apr. 2025	21,270	(357)
2	Henry Hub LD1 Fixed Price	May 2025	21,085	(172)
2	Henry Hub LD1 Fixed Price	Jun. 2025	21,415	(502)
2	Henry Hub LD1 Fixed Price	Jul. 2025	21,785	(872)
2	Henry Hub LD1 Fixed Price	Aug. 2025	21,885	(972)
2	Henry Hub LD1 Fixed Price	Sep. 2025	21,770	(857)
2	Henry Hub LD1 Fixed Price	Oct. 2025	22,040	(1,127)
2	Henry Hub LD1 Fixed Price	Nov. 2025	23,080	(2,167)
2	Henry Hub LD1 Fixed Price	Dec. 2025	24,955	(4,042)
2	ICE Endex Dutch TTF Natural Gas	Apr. 2023	261,262	26,393
1	Jet CIF NWE Cargoes vs. Brent 1st Line	Apr. 2023	34,614	(2,205)
1	Jet CIF NWE Cargoes vs. Brent 1st Line	May 2023	34,107	(1,698)
1	Jet CIF NWE Cargoes vs. Brent 1st Line	Jun. 2023	33,895	(1,486)
1	Jet CIF NWE Cargoes vs. Brent 1st Line	Jul. 2023	33,752	(1,343)
1	Jet CIF NWE Cargoes vs. Brent 1st Line	Aug. 2023	33,569	(1,160)
1	Jet CIF NWE Cargoes vs. Brent 1st Line	Sep. 2023	33,396	(987)
1	Jet CIF NWE Cargoes vs. Brent 1st Line	Oct. 2023	33,141	(732)
1	Jet CIF NWE Cargoes vs. Brent 1st Line	Nov. 2023	32,714	(305)
1	Jet CIF NWE Cargoes vs. Brent 1st Line	Dec. 2023	32,602	(193)
32	Lean Hogs	Dec. 2022	975,680	140,552
11	LME Lead	Nov. 2022	526,075	14,044
12	LME Lead	Jan. 2023	572,175	(23,740)
3	LME Nickel	Nov. 2022	378,990	24,708
2	LME Nickel	Jan. 2023	253,608	26,058
26	LME PRI Aluminum	Nov. 2022	1,399,612	150,775
25	LME PRI Aluminum	Jan. 2023	1,355,469	55,514
5	LME Zinc	Nov. 2022	375,125	15,332
3	LME Zinc	Jan. 2023	221,962	(8,025)
2	Low Sulphur Gas Oil	Dec. 2022	180,450	15,406
18	Low Sulphur Gas Oil	Feb. 2023	1,570,050	109,868
5	Natural Gas	Dec. 2022	353,250	13,429
14	Natural Gas	Jan. 2023	1,014,580	98,614
4	Natural Gas	Mar. 2023	241,120	(1,790)
7	Natural Gas	Jan. 2024	397,740	14,798
4	Natural Gas	Jan. 2025	212,240	(1,864)
9	No. 2 Soft Red Winter Wheat	Mar. 2023	419,400	(40,536)
2	NY Harbor ULSD	Dec. 2022	262,668	23,109
3	NY Harbor ULSD	Jun. 2023	348,478	66,153
1	Platinum	Jan. 2023	42,955	(607)
4	Silver	Dec. 2022	380,780	(5,388)
1	Soybean	Mar. 2023	69,163	3,944
7	Soybean Oil	Jan. 2023	255,738	14,106
15	Sugar #11 (World)	Mar. 2023	297,024	2,123
32	WTI Crude	Dec. 2022	2,519,040	357,353
14	WTI Crude	Jun. 2023	1,022,000	167,823
13	WTI Crude	Dec. 2024	849,290	135,553
39	WTI Light Sweet Crude Oil	Jun. 2023	2,847,000	376,146
				3,064,304
				$266,364
A48

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022:
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/04/22	Morgan Stanley & Co. International PLC	AUD	8,710	$5,654,630	$5,571,657	$—	$(82,973)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	310	211,117	198,335	—	(12,782)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	310	215,242	198,335	—	(16,907)
Brazilian Real,
Expiring 10/04/22	BNP Paribas S.A.	BRL	4,346	839,000	804,857	—	(34,143)
Expiring 10/04/22	BNP Paribas S.A.	BRL	3,708	707,000	686,633	—	(20,367)
Expiring 10/04/22	BNP Paribas S.A.	BRL	289	55,000	53,440	—	(1,560)
Expiring 10/04/22	Citibank, N.A.	BRL	4,065	790,142	752,805	—	(37,337)
Expiring 10/04/22	The Toronto-Dominion Bank	BRL	7,433	1,438,028	1,376,520	—	(61,508)
Expiring 11/03/22	JPMorgan Chase Bank, N.A.	BRL	3,997	745,120	734,887	—	(10,233)
British Pound,
Expiring 10/04/22	BNP Paribas S.A.	GBP	2,326	2,690,553	2,597,317	—	(93,236)
Expiring 10/04/22	BNP Paribas S.A.	GBP	749	866,390	836,367	—	(30,023)
Expiring 10/04/22	Citibank, N.A.	GBP	635	734,524	709,070	—	(25,454)
Expiring 10/04/22	HSBC Bank USA, N.A.	GBP	797	842,959	889,967	47,008	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	GBP	36,504	39,515,165	40,761,596	1,246,431	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	GBP	20,444	22,130,630	22,828,699	698,069	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	GBP	4,839	5,234,918	5,403,338	168,420	—
Canadian Dollar,
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	325	248,000	235,382	—	(12,618)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	279	212,000	202,000	—	(10,000)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	276	208,000	199,900	—	(8,100)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	CAD	865	665,786	626,012	—	(39,774)
Chilean Peso,
Expiring 10/18/22	Standard Chartered Bank, London	CLP	356,854	379,028	367,727	—	(11,301)
Expiring 11/08/22	UBS AG Stamford	CLP	1,131,472	1,259,206	1,161,409	—	(97,797)
Expiring 12/06/22	Citibank, N.A.	CLP	203,013	223,558	207,173	—	(16,385)
Expiring 12/21/22	Barclays Bank PLC	CLP	217,904	223,494	221,658	—	(1,836)
Expiring 12/21/22	Barclays Bank PLC	CLP	159,946	162,506	162,702	196	—
Chinese Renminbi,
Expiring 10/17/22	BNP Paribas S.A.	CNH	8,328	1,156,671	1,166,782	10,111	—
Expiring 10/17/22	BNP Paribas S.A.	CNH	2,681	377,301	375,618	—	(1,683)
Expiring 10/17/22	Citibank, N.A.	CNH	79	11,316	11,068	—	(248)
Expiring 11/23/22	Bank of America, N.A.	CNH	7,194	1,042,000	1,008,583	—	(33,417)
Expiring 11/23/22	Bank of America, N.A.	CNH	6,895	1,000,000	966,731	—	(33,269)
Expiring 11/23/22	HSBC Bank PLC	CNH	10,934	1,534,000	1,532,971	—	(1,029)
Expiring 11/23/22	HSBC Bank PLC	CNH	5,540	803,000	776,680	—	(26,320)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	7,194	1,033,000	1,008,551	—	(24,449)
Expiring 11/23/22	JPMorgan Chase Bank, N.A.	CNH	6,964	1,000,000	976,311	—	(23,689)
Expiring 12/14/22	BNP Paribas S.A.	CNH	1,000	144,734	140,266	—	(4,468)
Expiring 12/14/22	Citibank, N.A.	CNH	391	56,543	54,821	—	(1,722)
Expiring 12/14/22	HSBC Bank USA, N.A.	CNH	504	72,404	70,667	—	(1,737)
Expiring 12/14/22	Morgan Stanley & Co. International PLC	CNH	227	32,604	31,819	—	(785)
Expiring 12/14/22	Standard Chartered Bank, London	CNH	253	36,332	35,463	—	(869)
Czech Koruna,
Expiring 10/19/22	Morgan Stanley & Co. International PLC	CZK	14,360	581,193	571,016	—	(10,177)
Danish Krone,
Expiring 10/03/22	BNP Paribas S.A.	DKK	3,720	495,875	490,446	—	(5,429)
Expiring 10/03/22	Citibank, N.A.	DKK	3,110	417,544	410,024	—	(7,520)
Expiring 10/03/22	Citibank, N.A.	DKK	3,085	409,385	406,728	—	(2,657)
Expiring 10/03/22	JPMorgan Chase Bank, N.A.	DKK	16,190	2,185,113	2,134,498	—	(50,615)
Expiring 10/03/22	Morgan Stanley & Co. International PLC	DKK	206,702	26,774,903	27,251,726	476,823	—
Expiring 10/03/22	Morgan Stanley & Co. International PLC	DKK	120,730	15,638,571	15,917,072	278,501	—
Expiring 10/03/22	Morgan Stanley & Co. International PLC	DKK	2,610	335,663	344,104	8,441	—
Expiring 11/01/22	HSBC Bank USA, N.A.	DKK	7,570	996,971	1,000,073	3,102	—
Expiring 11/01/22	HSBC Bank USA, N.A.	DKK	2,555	336,494	337,541	1,047	—
A49

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Euro,
Expiring 10/04/22	BNP Paribas S.A.	EUR	8,362	$8,378,957	$8,197,404	$—	$(181,553)
Expiring 10/04/22	BNP Paribas S.A.	EUR	433	439,329	424,477	—	(14,852)
Expiring 10/04/22	BNP Paribas S.A.	EUR	297	286,136	291,154	5,018	—
Expiring 10/04/22	HSBC Bank USA, N.A.	EUR	968	926,782	948,946	22,164	—
Expiring 10/04/22	HSBC Bank USA, N.A.	EUR	806	800,139	790,135	—	(10,004)
Expiring 10/04/22	HSBC Bank USA, N.A.	EUR	606	580,196	594,072	13,876	—
Expiring 10/04/22	HSBC Bank USA, N.A.	EUR	413	397,952	404,870	6,918	—
Expiring 10/04/22	JPMorgan Chase Bank, N.A.	EUR	446	446,302	437,221	—	(9,081)
Expiring 10/04/22	Morgan Stanley & Co. International PLC	EUR	64,034	61,779,627	62,773,187	993,560	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	EUR	38,887	37,518,178	38,121,558	603,380	—
Expiring 10/04/22	UBS AG	EUR	19,250	18,584,664	18,871,187	286,523	—
Expiring 10/19/22	HSBC Bank PLC	EUR	434	446,000	425,418	—	(20,582)
Expiring 10/19/22	UBS AG	EUR	341	330,608	334,220	3,612	—
Expiring 11/02/22	HSBC Bank USA, N.A.	EUR	1,032	1,009,468	1,013,715	4,247	—
Expiring 11/02/22	Morgan Stanley & Co. International PLC	EUR	447	435,046	439,081	4,035	—
Expiring 12/09/22	BNP Paribas S.A.	EUR	138	145,398	135,962	—	(9,436)
Expiring 12/09/22	BNP Paribas S.A.	EUR	90	96,552	88,671	—	(7,881)
Expiring 12/09/22	HSBC Bank USA, N.A.	EUR	205	233,155	202,127	—	(31,028)
Expiring 12/09/22	HSBC Bank USA, N.A.	EUR	136	156,114	134,326	—	(21,788)
Expiring 12/09/22	HSBC Bank USA, N.A.	EUR	30	31,829	29,408	—	(2,421)
Hungarian Forint,
Expiring 10/19/22	Bank of America, N.A.	HUF	179,617	452,000	413,806	—	(38,194)
Expiring 10/19/22	Barclays Bank PLC	HUF	241,618	612,000	556,644	—	(55,356)
Expiring 10/19/22	Barclays Bank PLC	HUF	167,832	425,000	386,654	—	(38,346)
Expiring 10/19/22	Barclays Bank PLC	HUF	140,777	350,000	324,325	—	(25,675)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	191,210	461,000	440,514	—	(20,486)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	186,852	473,000	430,474	—	(42,526)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	167,862	424,000	386,723	—	(37,277)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	HUF	152,858	369,000	352,157	—	(16,843)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	HUF	216,172	529,495	498,021	—	(31,474)
Expiring 10/19/22	Morgan Stanley & Co. International PLC	HUF	146,669	354,000	337,900	—	(16,100)
Expiring 10/19/22	UBS AG	HUF	186,544	458,000	429,764	—	(28,236)
Expiring 10/19/22	UBS AG	HUF	179,397	453,000	413,299	—	(39,701)
Expiring 10/19/22	UBS AG	HUF	149,888	369,000	345,315	—	(23,685)
Indian Rupee,
Expiring 12/21/22	Morgan Stanley & Co. International PLC	INR	63,536	772,000	772,754	754	—
Expiring 12/21/22	The Toronto-Dominion Bank	INR	147,426	1,846,402	1,793,073	—	(53,329)
Indonesian Rupiah,
Expiring 12/21/22	HSBC Bank PLC	IDR	16,289,422	1,069,000	1,059,880	—	(9,120)
Japanese Yen,
Expiring 10/04/22	BNP Paribas S.A.	JPY	357,300	2,476,546	2,469,633	—	(6,913)
Expiring 11/02/22	Morgan Stanley & Co. International PLC	JPY	61,661	428,757	427,368	—	(1,389)
Expiring 11/02/22	UBS AG Stamford	JPY	83,341	579,826	577,625	—	(2,201)
Malaysian Ringgit,
Expiring 10/19/22	Goldman Sachs Bank USA	MYR	8,613	1,916,031	1,845,852	—	(70,179)
Expiring 10/19/22	Goldman Sachs Bank USA	MYR	4,066	904,133	871,404	—	(32,729)
Expiring 10/19/22	Goldman Sachs Bank USA	MYR	4,060	903,435	870,054	—	(33,381)
Mexican Peso,
Expiring 10/07/22	BNP Paribas S.A.	MXN	2,057	101,631	102,007	376	—
Expiring 12/09/22	Citibank, N.A.	MXN	69,877	3,427,358	3,425,430	—	(1,928)
New Taiwanese Dollar,
Expiring 12/21/22	Bank of America, N.A.	TWD	31,588	1,000,000	994,768	—	(5,232)
Expiring 12/21/22	Barclays Bank PLC	TWD	8,558	274,000	269,517	—	(4,483)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	TWD	38,153	1,204,000	1,201,537	—	(2,463)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	TWD	28,601	914,000	900,718	—	(13,282)
A50

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Purchase Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
New Zealand Dollar,
Expiring 10/04/22	BNP Paribas S.A.	NZD	7,063	$4,034,697	$3,952,905	$—	$(81,792)
Expiring 10/04/22	Morgan Stanley & Co. International PLC	NZD	1,810	1,107,582	1,012,991	—	(94,591)
Norwegian Krone,
Expiring 10/04/22	Citibank, N.A.	NOK	67,064	6,900,348	6,159,023	—	(741,325)
Expiring 10/04/22	Morgan Stanley & Co. International PLC	NOK	4,765	444,263	437,609	—	(6,654)
Expiring 11/02/22	Morgan Stanley & Co. International PLC	NOK	71,786	6,710,337	6,594,689	—	(115,648)
Peruvian Nuevo Sol,
Expiring 10/03/22	Citibank, N.A.	PEN	548	141,248	137,389	—	(3,859)
Expiring 10/05/22	Citibank, N.A.	PEN	2,711	693,913	680,071	—	(13,842)
Expiring 11/08/22	BNP Paribas S.A.	PEN	364	93,877	90,964	—	(2,913)
Expiring 12/06/22	BNP Paribas S.A.	PEN	265	66,797	65,977	—	(820)
Expiring 12/06/22	Citibank, N.A.	PEN	11,621	2,770,788	2,893,395	122,607	—
Expiring 12/06/22	Citibank, N.A.	PEN	352	90,146	87,720	—	(2,426)
Expiring 12/12/22	Standard Chartered Bank, London	PEN	533	136,481	132,698	—	(3,783)
Expiring 12/15/22	Citibank, N.A.	PEN	548	140,088	136,241	—	(3,847)
Expiring 12/21/22	BNP Paribas S.A.	PEN	2,649	673,244	658,939	—	(14,305)
Expiring 01/25/23	BNP Paribas S.A.	PEN	1,069	269,000	265,309	—	(3,691)
Expiring 01/25/23	Citibank, N.A.	PEN	813	206,000	201,646	—	(4,354)
Expiring 01/25/23	HSBC Bank USA, N.A.	PEN	1,113	284,000	276,027	—	(7,973)
Expiring 01/25/23	HSBC Bank USA, N.A.	PEN	822	204,000	204,005	5	—
Expiring 01/25/23	Morgan Stanley & Co. International PLC	PEN	1,405	349,000	348,446	—	(554)
Polish Zloty,
Expiring 10/19/22	Citibank, N.A.	PLN	3,687	791,000	741,625	—	(49,375)
Expiring 10/19/22	Goldman Sachs International	PLN	638	127,000	128,289	1,289	—
Expiring 10/19/22	HSBC Bank PLC	PLN	9,171	1,920,459	1,844,500	—	(75,959)
Expiring 10/19/22	HSBC Bank PLC	PLN	2,996	621,234	602,585	—	(18,649)
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	PLN	3,735	803,000	751,261	—	(51,739)
South African Rand,
Expiring 10/14/22	UBS AG Stamford	ZAR	7,628	443,300	420,887	—	(22,413)
Expiring 12/12/22	Deutsche Bank AG	ZAR	9,903	630,310	543,624	—	(86,686)
Expiring 12/21/22	Bank of America, N.A.	ZAR	6,698	377,000	367,364	—	(9,636)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	ZAR	8,001	454,000	438,825	—	(15,175)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	ZAR	4,371	240,000	239,767	—	(233)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	ZAR	7,481	411,000	410,334	—	(666)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	ZAR	6,534	366,000	358,374	—	(7,626)
Expiring 03/13/23	HSBC Bank USA, N.A.	ZAR	9,275	527,999	505,216	—	(22,783)
Expiring 03/27/23	UBS AG Stamford	ZAR	2,068	115,691	112,504	—	(3,187)
South Korean Won,
Expiring 12/14/22	Barclays Bank PLC	KRW	485,797	339,000	337,764	—	(1,236)
Expiring 12/14/22	Citibank, N.A.	KRW	374,654	280,000	260,488	—	(19,512)
Expiring 12/21/22	Bank of America, N.A.	KRW	1,271,027	915,000	884,190	—	(30,810)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	1,257,469	912,000	874,759	—	(37,241)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	990,582	723,000	689,099	—	(33,901)
Swiss Franc,
Expiring 10/04/22	BNP Paribas S.A.	CHF	1,422	1,456,541	1,441,670	—	(14,871)
Expiring 11/02/22	HSBC Bank USA, N.A.	CHF	529	541,636	537,706	—	(3,930)
Thai Baht,
Expiring 12/21/22	HSBC Bank PLC	THB	40,600	1,111,000	1,083,008	—	(27,992)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	THB	33,168	900,000	884,754	—	(15,246)
Expiring 12/21/22	Standard Chartered Bank	THB	19,924	528,000	531,465	3,465	—
				$340,142,638	$341,687,802	5,009,978	(3,464,814)

A51

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts:
Australian Dollar,
Expiring 10/04/22	Morgan Stanley & Co. International PLC	AUD	10,943	$7,609,148	$7,000,032	$609,116	$—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	AUD	3,984	2,770,530	2,548,748	221,782	—
Expiring 10/04/22	Standard Chartered Bank, London	AUD	1,188	825,413	760,070	65,343	—
Expiring 10/04/22	Standard Chartered Bank, London	AUD	433	300,537	276,745	23,792	—
Expiring 10/04/22	UBS AG Stamford	AUD	483	331,313	309,058	22,255	—
Expiring 10/04/22	UBS AG Stamford	AUD	176	120,633	112,530	8,103	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	AUD	310	217,205	198,336	18,869	—
Expiring 10/19/22	The Toronto-Dominion Bank	AUD	596	405,316	381,422	23,894	—
Expiring 11/02/22	Morgan Stanley & Co. International PLC	AUD	8,710	5,656,764	5,573,726	83,038	—
Brazilian Real,
Expiring 10/04/22	Citibank, N.A.	BRL	8,412	1,599,067	1,557,662	41,405	—
Expiring 10/04/22	Citibank, N.A.	BRL	1,924	371,000	356,224	14,776	—
Expiring 10/04/22	Citibank, N.A.	BRL	724	137,000	134,025	2,975	—
Expiring 10/04/22	JPMorgan Chase Bank, N.A.	BRL	3,997	750,240	740,073	10,167	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	BRL	2,100	399,000	388,878	10,122	—
Expiring 10/04/22	The Toronto-Dominion Bank	BRL	1,954	370,000	361,786	8,214	—
Expiring 10/04/22	The Toronto-Dominion Bank	BRL	1,228	237,000	227,464	9,536	—
Expiring 01/04/23	Citibank, N.A.	BRL	4,065	774,561	737,457	37,104	—
British Pound,
Expiring 10/04/22	BNP Paribas S.A.	GBP	3,297	3,562,639	3,681,580	—	(118,941)
Expiring 10/04/22	BNP Paribas S.A.	GBP	1,970	2,109,582	2,199,792	—	(90,210)
Expiring 10/04/22	HSBC Bank PLC	GBP	4,839	5,723,081	5,403,338	319,743	—
Expiring 10/04/22	HSBC Bank USA, N.A.	GBP	1,822	1,927,065	2,034,528	—	(107,463)
Expiring 10/04/22	HSBC Bank USA, N.A.	GBP	355	414,804	396,409	18,395	—
Expiring 10/04/22	UBS AG Stamford	GBP	33,208	38,637,826	37,081,133	1,556,693	—
Expiring 10/04/22	UBS AG Stamford	GBP	21,828	25,397,380	24,374,136	1,023,244	—
Expiring 11/02/22	Citibank, N.A.	GBP	453	492,828	506,141	—	(13,313)
Expiring 11/02/22	Citibank, N.A.	GBP	145	160,335	162,010	—	(1,675)
Expiring 11/02/22	HSBC Bank USA, N.A.	GBP	297	321,684	331,840	—	(10,156)
Expiring 11/02/22	Morgan Stanley & Co. International PLC	GBP	36,504	39,538,163	40,785,784	—	(1,247,621)
Expiring 11/02/22	Morgan Stanley & Co. International PLC	GBP	20,444	22,143,510	22,842,245	—	(698,735)
Expiring 11/02/22	Morgan Stanley & Co. International PLC	GBP	4,839	5,237,919	5,406,545	—	(168,626)
Canadian Dollar,
Expiring 10/04/22	BNP Paribas S.A.	CAD	2,364	1,792,442	1,711,358	81,084	—
Expiring 10/04/22	BNP Paribas S.A.	CAD	1,660	1,258,652	1,201,715	56,937	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	279	212,000	201,658	10,342	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	279	211,000	201,729	9,271	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CAD	274	210,000	198,045	11,955	—
Expiring 10/31/22	Morgan Stanley & Co. International PLC	CAD	4,700	3,650,727	3,402,166	248,561	—
Expiring 11/01/22	Citibank, N.A.	CAD	4,067	3,166,721	2,944,086	222,635	—
Expiring 11/07/22	BNP Paribas S.A.	CAD	3,174	2,466,915	2,297,509	169,406	—
Expiring 11/09/22	BNP Paribas S.A.	CAD	2,182	1,707,063	1,579,694	127,369	—
Expiring 11/09/22	HSBC Bank USA, N.A.	CAD	3,571	2,770,475	2,584,747	185,728	—
Chilean Peso,
Expiring 10/18/22	Citibank, N.A.	CLP	386,458	398,000	398,231	—	(231)
Expiring 10/25/22	BNP Paribas S.A.	CLP	321,648	341,000	331,048	9,952	—
Expiring 10/25/22	Citibank, N.A.	CLP	359,500	382,000	370,006	11,994	—
Expiring 10/27/22	JPMorgan Chase Bank, N.A.	CLP	27,860	28,000	28,664	—	(664)
Expiring 10/27/22	UBS AG Stamford	CLP	249,754	256,000	256,963	—	(963)
Expiring 11/08/22	BNP Paribas S.A.	CLP	238,522	239,000	244,833	—	(5,833)
Expiring 12/21/22	Morgan Stanley & Co. International PLC	CLP	319,210	348,000	324,709	23,291	—
Expiring 12/21/22	The Toronto-Dominion Bank	CLP	358,071	395,000	364,241	30,759	—
Expiring 12/21/22	UBS AG	CLP	369,923	407,885	376,296	31,589	—
Chinese Renminbi,
Expiring 10/17/22	BNP Paribas S.A.	CNH	32,663	4,727,126	4,576,138	150,988	—
A52

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Chinese Renminbi (cont’d.),
Expiring 10/17/22	JPMorgan Chase Bank, N.A.	CNH	59,948	$8,636,011	$8,398,889	$237,122	$—
Expiring 10/17/22	UBS AG Stamford	CNH	51,237	7,358,853	7,178,449	180,404	—
Expiring 11/23/22	Citibank, N.A.	CNH	5,987	876,000	839,444	36,556	—
Expiring 11/23/22	Goldman Sachs International	CNH	65,711	9,679,055	9,212,724	466,331	—
Expiring 12/14/22	Barclays Bank PLC	CNH	4,065	566,000	570,227	—	(4,227)
Expiring 12/14/22	BNP Paribas S.A.	CNH	1,344	194,924	188,516	6,408	—
Expiring 12/14/22	BNP Paribas S.A.	CNH	1,001	144,734	140,367	4,367	—
Expiring 12/14/22	Citibank, N.A.	CNH	391	56,543	54,845	1,698	—
Expiring 12/14/22	HSBC Bank USA, N.A.	CNH	505	72,403	70,889	1,514	—
Expiring 12/14/22	Morgan Stanley & Co. International PLC	CNH	1,017	148,501	142,671	5,830	—
Expiring 12/14/22	Morgan Stanley & Co. International PLC	CNH	228	32,604	31,920	684	—
Expiring 12/14/22	Standard Chartered Bank, London	CNH	253	36,332	35,560	772	—
Expiring 03/15/23	BNP Paribas S.A.	CNH	10,781	1,670,000	1,517,251	152,749	—
Expiring 03/15/23	Goldman Sachs Bank USA	CNH	5,579	864,000	785,208	78,792	—
Expiring 05/10/23	HSBC Bank USA, N.A.	CNH	39,083	5,823,757	5,512,234	311,523	—
Expiring 05/19/23	Citibank, N.A.	CNH	31,937	4,938,000	4,505,880	432,120	—
Czech Koruna,
Expiring 10/14/22	Deutsche Bank AG	CZK	672	26,966	26,743	223	—
Expiring 10/14/22	Goldman Sachs Bank USA	CZK	611	24,513	24,313	200	—
Expiring 10/19/22	HSBC Bank PLC	CZK	22,568	930,000	897,436	32,564	—
Expiring 10/19/22	HSBC Bank PLC	CZK	18,754	771,000	745,766	25,234	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CZK	23,078	946,000	917,706	28,294	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	CZK	11,361	463,000	451,770	11,230	—
Danish Krone,
Expiring 10/03/22	Goldman Sachs Bank USA	DKK	222,849	30,001,786	29,380,575	621,211	—
Expiring 10/03/22	Goldman Sachs Bank USA	DKK	130,620	17,585,084	17,220,971	364,113	—
Expiring 11/01/22	Morgan Stanley & Co. International PLC	DKK	206,279	26,774,903	27,251,574	—	(476,671)
Expiring 11/01/22	Morgan Stanley & Co. International PLC	DKK	120,483	15,638,571	15,916,983	—	(278,412)
Euro,
Expiring 10/04/22	Barclays Bank PLC	EUR	19,250	19,220,649	18,871,187	349,462	—
Expiring 10/04/22	BNP Paribas S.A.	EUR	1,523	1,545,262	1,493,022	52,240	—
Expiring 10/04/22	BNP Paribas S.A.	EUR	684	658,979	670,537	—	(11,558)
Expiring 10/04/22	Citibank, N.A.	EUR	739	721,804	724,454	—	(2,650)
Expiring 10/04/22	HSBC Bank USA, N.A.	EUR	64,193	64,180,221	62,929,058	1,251,163	—
Expiring 10/04/22	HSBC Bank USA, N.A.	EUR	3,634	3,501,596	3,562,469	—	(60,873)
Expiring 10/04/22	HSBC Bank USA, N.A.	EUR	709	703,844	695,044	8,800	—
Expiring 10/04/22	Societe Generale Paris	EUR	41,282	41,543,476	40,469,415	1,074,061	—
Expiring 10/04/22	UBS AG Stamford	EUR	914	915,761	896,009	19,752	—
Expiring 10/19/22	Barclays Bank PLC	EUR	917	945,000	899,458	45,542	—
Expiring 10/19/22	Barclays Bank PLC	EUR	253	256,808	248,613	8,195	—
Expiring 10/19/22	HSBC Bank PLC	EUR	635	646,310	623,143	23,167	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	1,152	1,181,000	1,130,342	50,658	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	730	750,000	716,026	33,974	—
Expiring 10/19/22	JPMorgan Chase Bank, N.A.	EUR	210	212,000	206,470	5,530	—
Expiring 10/19/22	Standard Chartered Bank	EUR	153	156,653	149,806	6,847	—
Expiring 10/19/22	UBS AG	EUR	873	886,000	856,421	29,579	—
Expiring 11/01/22	Goldman Sachs Bank USA	EUR	252	311,166	247,517	63,649	—
Expiring 11/02/22	Morgan Stanley & Co. International PLC	EUR	64,034	61,906,157	62,899,087	—	(992,930)
Expiring 11/02/22	Morgan Stanley & Co. International PLC	EUR	38,887	37,595,018	38,198,015	—	(602,997)
Expiring 11/02/22	UBS AG	EUR	19,250	18,623,453	18,909,036	—	(285,583)
Expiring 12/01/22	Goldman Sachs Bank USA	EUR	132	164,360	129,937	34,423	—
Expiring 12/09/22	Deutsche Bank AG	EUR	133	136,328	131,036	5,292	—
Expiring 12/09/22	Deutsche Bank AG	EUR	72	73,823	70,936	2,887	—
Expiring 12/09/22	JPMorgan Chase Bank, N.A.	EUR	40	41,336	39,409	1,927	—
A53

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Indian Rupee,
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	INR	67,392	$840,000	$819,662	$20,338	$—
Indonesian Rupiah,
Expiring 11/07/22	JPMorgan Chase Bank, N.A.	IDR	192,071	12,793	12,523	270	—
Expiring 11/07/22	Standard Chartered Bank, London	IDR	143,810	9,579	9,376	203	—
Expiring 11/07/22	Standard Chartered Bank, London	IDR	143,280	9,559	9,341	218	—
Expiring 12/21/22	Standard Chartered Bank	IDR	5,365,732	358,097	349,124	8,973	—
Israeli Shekel,
Expiring 11/02/22	Goldman Sachs Bank USA	ILS	1,500	484,222	421,824	62,398	—
Expiring 11/02/22	Goldman Sachs Bank USA	ILS	1,400	452,306	393,703	58,603	—
Expiring 12/13/22	Morgan Stanley & Co. International PLC	ILS	5,304	1,571,414	1,497,149	74,265	—
Expiring 12/21/22	Barclays Bank PLC	ILS	2,755	802,000	778,227	23,773	—
Expiring 12/21/22	Citibank, N.A.	ILS	2,300	653,000	649,657	3,343	—
Expiring 12/21/22	Citibank, N.A.	ILS	1,968	555,000	555,984	—	(984)
Expiring 12/21/22	Citibank, N.A.	ILS	1,337	392,609	377,756	14,853	—
Expiring 12/21/22	Citibank, N.A.	ILS	1,291	378,757	364,749	14,008	—
Expiring 12/21/22	Citibank, N.A.	ILS	1,201	351,391	339,318	12,073	—
Expiring 02/08/23	Citibank, N.A.	ILS	18,610	5,628,551	5,275,241	353,310	—
Expiring 03/02/23	BNP Paribas S.A.	ILS	2,182	644,727	619,469	25,258	—
Expiring 03/02/23	Deutsche Bank AG	ILS	2,876	848,060	816,450	31,610	—
Expiring 04/05/23	Citibank, N.A.	ILS	6,351	1,946,002	1,806,643	139,359	—
Expiring 04/05/23	JPMorgan Chase Bank, N.A.	ILS	4,073	1,223,412	1,158,663	64,749	—
Expiring 04/05/23	JPMorgan Chase Bank, N.A.	ILS	1,885	577,014	536,185	40,829	—
Expiring 05/03/23	Citibank, N.A.	ILS	4,165	1,267,657	1,186,832	80,825	—
Expiring 05/03/23	Citibank, N.A.	ILS	3,966	1,173,199	1,130,088	43,111	—
Japanese Yen,
Expiring 10/04/22	BNP Paribas S.A.	JPY	126,900	912,815	877,124	35,691	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	JPY	61,827	428,757	427,342	1,415	—
Expiring 10/04/22	UBS AG Stamford	JPY	83,565	579,826	577,592	2,234	—
Malaysian Ringgit,
Expiring 10/19/22	Barclays Bank PLC	MYR	1,260	280,000	269,984	10,016	—
Expiring 10/19/22	Barclays Bank PLC	MYR	1,252	270,000	268,299	1,701	—
Expiring 03/15/23	Standard Chartered Bank, London	MYR	17,059	3,779,551	3,656,713	122,838	—
Mexican Peso,
Expiring 10/07/22	Goldman Sachs Bank USA	MXN	1,289	62,973	63,922	—	(949)
Expiring 10/07/22	UBS AG Stamford	MXN	768	37,553	38,085	—	(532)
Expiring 10/24/22	Morgan Stanley & Co. International PLC	MXN	19,041	932,194	941,281	—	(9,087)
Expiring 10/27/22	Deutsche Bank AG	MXN	50,032	2,400,829	2,471,933	—	(71,104)
Expiring 12/09/22	Citibank, N.A.	MXN	7,863	385,668	385,451	217	—
Expiring 12/21/22	Bank of America, N.A.	MXN	16,471	807,000	805,813	1,187	—
Expiring 12/21/22	HSBC Bank PLC	MXN	4,421	215,736	216,283	—	(547)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	MXN	14,700	715,000	719,194	—	(4,194)
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	MXN	10,034	491,000	490,928	72	—
Expiring 12/30/22	BNP Paribas S.A.	MXN	2,057	100,058	100,492	—	(434)
New Taiwanese Dollar,
Expiring 12/14/22	Citibank, N.A.	TWD	9,525	310,000	299,887	10,113	—
Expiring 12/14/22	HSBC Bank USA, N.A.	TWD	6,415	202,000	201,964	36	—
Expiring 12/15/22	Citibank, N.A.	TWD	31,515	1,025,060	992,300	32,760	—
Expiring 12/15/22	JPMorgan Chase Bank, N.A.	TWD	54,261	1,765,151	1,708,460	56,691	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	TWD	118,971	3,881,589	3,746,679	134,910	—
New Zealand Dollar,
Expiring 10/04/22	HSBC Bank USA, N.A.	NZD	11,274	6,434,984	6,309,649	125,335	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	NZD	8,873	5,492,183	4,965,895	526,288	—
Expiring 10/04/22	Morgan Stanley & Co. International PLC	NZD	1,848	1,143,870	1,034,259	109,611	—
Expiring 11/02/22	BNP Paribas S.A.	NZD	7,063	4,034,450	3,953,174	81,276	—
Expiring 11/02/22	UBS AG Stamford	NZD	13,122	7,513,132	7,344,408	168,724	—
A54

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Norwegian Krone,
Expiring 11/02/22	Standard Chartered Bank, London	NOK	1,870	$173,548	$171,790	$1,758	$—
Peruvian Nuevo Sol,
Expiring 10/03/22	Citibank, N.A.	PEN	548	141,121	137,389	3,732	—
Expiring 10/05/22	BNP Paribas S.A.	PEN	2,711	664,148	680,071	—	(15,923)
Expiring 11/29/22	Standard Chartered Bank, London	PEN	1,206	290,866	300,336	—	(9,470)
Expiring 12/06/22	Citibank, N.A.	PEN	6,375	1,519,923	1,587,179	—	(67,256)
Expiring 12/06/22	Goldman Sachs Bank USA	PEN	49,170	12,349,988	12,242,731	107,257	—
Expiring 12/06/22	Goldman Sachs Bank USA	PEN	1,107	277,975	275,560	2,415	—
Expiring 12/12/22	Citibank, N.A.	PEN	11,280	2,929,614	2,807,443	122,171	—
Expiring 12/21/22	Barclays Bank PLC	PEN	1,883	480,017	468,218	11,799	—
Expiring 12/21/22	Barclays Bank PLC	PEN	1,039	263,165	258,363	4,802	—
Expiring 01/25/23	Citibank, N.A.	PEN	2,711	686,568	672,585	13,983	—
Expiring 01/25/23	Goldman Sachs Bank USA	PEN	1,131	285,000	280,695	4,305	—
Expiring 01/25/23	Morgan Stanley & Co. International PLC	PEN	1,128	283,000	279,879	3,121	—
Philippine Peso,
Expiring 12/21/22	HSBC Bank PLC	PHP	43,097	749,963	728,076	21,887	—
Expiring 12/21/22	Morgan Stanley & Co. International PLC	PHP	11,927	200,000	201,488	—	(1,488)
Expiring 12/21/22	Standard Chartered Bank	PHP	52,754	909,000	891,224	17,776	—
Polish Zloty,
Expiring 10/19/22	HSBC Bank PLC	PLN	1,158	244,530	232,866	11,664	—
Expiring 10/19/22	HSBC Bank PLC	PLN	1,018	218,000	204,655	13,345	—
Singapore Dollar,
Expiring 10/14/22	HSBC Bank USA, N.A.	SGD	2,728	1,943,205	1,899,468	43,737	—
Expiring 12/21/22	Citibank, N.A.	SGD	1,295	920,000	902,681	17,319	—
Expiring 12/21/22	Goldman Sachs International	SGD	1,429	998,000	995,930	2,070	—
Expiring 12/21/22	Standard Chartered Bank	SGD	1,350	956,000	941,355	14,645	—
South African Rand,
Expiring 10/14/22	UBS AG Stamford	ZAR	7,628	420,772	420,887	—	(115)
Expiring 12/12/22	Barclays Bank PLC	ZAR	7,274	399,343	399,307	36	—
Expiring 12/12/22	JPMorgan Chase Bank, N.A.	ZAR	2,629	145,815	144,316	1,499	—
Expiring 12/21/22	Morgan Stanley & Co. International PLC	ZAR	10,537	603,253	577,945	25,308	—
Expiring 03/13/23	HSBC Bank USA, N.A.	ZAR	9,275	510,238	505,215	5,023	—
Expiring 03/27/23	JPMorgan Chase Bank, N.A.	ZAR	844	46,397	45,921	476	—
South Korean Won,
Expiring 12/14/22	Citibank, N.A.	KRW	479,413	337,000	333,325	3,675	—
Expiring 12/14/22	JPMorgan Chase Bank, N.A.	KRW	324,227	241,337	225,427	15,910	—
Expiring 12/14/22	Standard Chartered Bank, London	KRW	55,482	41,737	38,575	3,162	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	2,929,995	2,123,169	2,038,252	84,917	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	KRW	292,751	212,000	203,652	8,348	—
Swiss Franc,
Expiring 10/04/22	Citibank, N.A.	CHF	426	443,817	431,893	11,924	—
Expiring 10/19/22	HSBC Bank PLC	CHF	202	206,919	205,019	1,900	—
Expiring 11/02/22	HSBC Bank USA, N.A.	CHF	330	337,231	335,429	1,802	—
Thai Baht,
Expiring 11/07/22	BNP Paribas S.A.	THB	7,661	202,000	203,504	—	(1,504)
Expiring 11/07/22	Morgan Stanley & Co. International PLC	THB	1,714	47,829	45,533	2,296	—
Expiring 11/07/22	Morgan Stanley & Co. International PLC	THB	491	13,590	13,034	556	—
Expiring 12/21/22	Goldman Sachs International	THB	36,543	1,009,000	974,790	34,210	—
Expiring 12/21/22	Goldman Sachs International	THB	24,996	690,000	666,762	23,238	—
Expiring 12/21/22	HSBC Bank PLC	THB	32,570	892,000	868,788	23,212	—
Expiring 12/21/22	JPMorgan Chase Bank, N.A.	THB	218,995	6,010,737	5,841,656	169,081	—
A55

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Forward foreign currency exchange contracts outstanding at September 30, 2022 (continued):
Sale Contracts	Counterparty	Notional Amount (000)		Value at Settlement Date	Current Value	Unrealized Appreciation	Unrealized Depreciation
OTC Forward Foreign Currency Exchange Contracts (cont’d.):
Turkish Lira,
Expiring 12/21/22	Goldman Sachs International	TRY	2,496	$127,022	$121,559	$5,463	$—
				$691,571,658	$682,024,757	14,910,820	(5,363,919)
						$19,920,798	$(8,828,733)
Cross currency exchange contracts outstanding at September 30, 2022:
Settlement	Type	Notional Amount (000)		In Exchange For (000)		Unrealized Appreciation	Unrealized Depreciation	Counterparty
OTC Cross Currency Exchange Contracts:
10/19/22	Buy	EUR	335	PLN	1,594	$7,989	$—	Morgan Stanley & Co. International PLC
10/19/22	Buy	EUR	388	CZK	9,602	—	(1,346)	Morgan Stanley & Co. International PLC
10/19/22	Buy	EUR	416	PLN	1,977	10,988	—	UBS AG
10/19/22	Buy	EUR	449	CZK	11,138	—	(2,502)	Barclays Bank PLC
10/19/22	Buy	EUR	471	PLN	2,229	13,326	—	HSBC Bank PLC
10/19/22	Buy	EUR	515	PLN	2,459	10,593	—	HSBC Bank PLC
10/19/22	Buy	EUR	743	PLN	3,528	19,657	—	JPMorgan Chase Bank, N.A.
10/19/22	Buy	EUR	791	PLN	3,767	18,212	—	Citibank, N.A.
10/19/22	Buy	EUR	828	PLN	3,925	22,671	—	JPMorgan Chase Bank, N.A.
10/19/22	Buy	EUR	841	CZK	20,960	—	(8,107)	Barclays Bank PLC
10/19/22	Buy	HUF	231,661	EUR	574	—	(29,379)	Barclays Bank PLC
10/19/22	Buy	PLN	695	EUR	144	—	(1,616)	HSBC Bank PLC
10/19/22	Buy	PLN	1,584	EUR	331	—	(5,859)	Goldman Sachs International
10/19/22	Buy	PLN	1,735	EUR	361	—	(5,257)	Bank of America, N.A.
10/19/22	Buy	PLN	2,308	EUR	481	—	(7,750)	Bank of America, N.A.
						$103,436	$(61,816)
Credit default swap agreements outstanding at September 30, 2022:
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**:
Arab Republic of Egypt	12/20/27	1.000%(Q)	500	$194,947	$14	$194,933	Barclays Bank PLC
Emirate of Abu Dhabi	12/20/27	1.000%(Q)	500	(9,765)	14	(9,779)	Barclays Bank PLC
Federation of Malaysia	12/20/27	1.000%(Q)	750	6,186	21	6,165	Barclays Bank PLC
Federative Republic of Brazil	12/20/27	1.000%(Q)	3,000	269,509	83	269,426	Barclays Bank PLC
Kingdom of Saudi Arabia	12/20/27	1.000%(Q)	500	(9,281)	14	(9,295)	Barclays Bank PLC
People’s Republic of China	12/20/27	1.000%(Q)	3,000	10,762	83	10,679	Barclays Bank PLC
Republic of Argentina	12/20/27	1.000%(Q)	500	400,431	14	400,417	Barclays Bank PLC
Republic of Chile	12/20/27	1.000%(Q)	750	22,668	21	22,647	Barclays Bank PLC
Republic of Colombia	12/20/27	1.000%(Q)	1,500	149,128	41	149,087	Barclays Bank PLC
Republic of Indonesia	12/20/27	1.000%(Q)	2,500	64,419	69	64,350	Barclays Bank PLC
Republic of Panama	12/20/27	1.000%(Q)	500	18,431	14	18,417	Barclays Bank PLC
Republic of Peru	12/20/27	1.000%(Q)	750	22,710	21	22,689	Barclays Bank PLC
Republic of Philippines	12/20/27	1.000%(Q)	500	10,403	14	10,389	Barclays Bank PLC
Republic of South Africa	12/20/27	1.000%(Q)	2,750	285,916	76	285,840	Barclays Bank PLC
Republic of Turkey	12/20/27	1.000%(Q)	3,000	753,387	83	753,304	Barclays Bank PLC
State of Qatar	12/20/27	1.000%(Q)	500	(9,447)	14	(9,461)	Barclays Bank PLC
Sultanate of Oman	12/20/27	1.000%(Q)	500	37,715	14	37,701	Barclays Bank PLC
A56

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Credit default swap agreements outstanding at September 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)**(cont’d.):
United Mexican States	12/20/27	1.000%(Q)	3,000	$127,533	$83	$127,450	Barclays Bank PLC
				$2,345,652	$693	$2,344,959

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Packaged Credit Default Swap Agreement on credit indices— Sell Protection(2)**:
CDX.EM.38.V1	12/20/27	1.000%(Q)	25,000	3.335%	$(2,480,545)	$(25,560)	$(2,454,985)	Barclays Bank PLC
**	The Portfolio entered into multiple credit default swap agreements in a packaged trade consisting of two parts. The Portfolio bought/sold protection on an Emerging Market CDX Index and bought/sold protection on the countries which comprise the index. The upfront premium is attached to the index of the trade for the Emerging Markets CDX package(s). Each swap is priced individually. If any of the component swaps are closed out early, the Index exposure will be reduced by an amount proportionate to the terminated swap(s).

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on asset-backed and/or mortgage-backed securities - Sell Protection(2)^:
GS_21-PJ2-A	10/14/22	0.500%(M)	2,429	0.500%	$1,584	$(31)	$1,615	Goldman Sachs International
GS_21-PJ-A	10/14/22	0.250%(M)	4,679	*	1,526	(30)	1,556	Goldman Sachs International
					$3,110	$(61)	$3,171

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Implied Credit Spread at September 30, 2022(4)	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Barclays Bank PLC	12/20/22	1.000%(Q)	EUR	1,100	0.717%	$1,874	$1,013	$(861)
Barclays Bank PLC	12/20/22	1.000%(Q)	EUR	300	0.717%	511	276	(235)
British Telecommunications PLC	12/20/27	1.000%(Q)	EUR	2,000	1.662%	(6,226)	(60,337)	(54,111)
Enbridge, Inc.	12/20/22	1.000%(Q)		2,600	0.346%	399	4,584	4,185
General Electric Co.	12/20/23	1.000%(Q)		1,800	0.652%	(22,968)	8,039	31,007
General Electric Co.	12/20/23	1.000%(Q)		300	0.652%	(4,763)	1,340	6,103
Jaguar Land Rover Automotive	06/20/26	5.000%(Q)	EUR	800	12.247%	39,452	(143,688)	(183,140)
Rolls-Royce PLC	12/20/24	1.000%(Q)	EUR	1,000	2.996%	(1,715)	(40,580)	(38,865)
Stellantis NV	12/20/26	5.000%(Q)	EUR	700	2.343%	132,923	70,481	(62,442)
Tesco PLC	06/20/25	1.000%(Q)	EUR	1,700	1.182%	(28,222)	(7,388)	20,834
						$111,265	$(166,260)	$(277,525)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1):
Gazprom PAO	03/20/23	1.000%(Q)	545	$114,336	$143,929	$(29,593)	Barclays Bank PLC
People’s Republic of China	06/20/23	(1.000)%(Q)	4,900	(24,180)	(17,819)	(6,361)	Goldman Sachs International
A57

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Credit default swap agreements outstanding at September 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Buy Protection(1)(cont’d.):
South Korea Govt.	06/20/23	(1.000)%(Q)	6,800	$(33,224)	$(31,020)	$(2,204)	BNP Paribas S.A.
South Korea Govt.	06/20/23	(1.000)%(Q)	1,700	(8,306)	(7,987)	(319)	HSBC Bank USA, N.A.
United Mexican States	06/20/23	1.000%(Q)	575	(1,487)	680	(2,167)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	565	(1,461)	1,690	(3,151)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	190	(491)	632	(1,123)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	190	(492)	584	(1,076)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	190	(492)	211	(703)	Citibank, N.A.
United Mexican States	06/20/23	1.000%(Q)	100	(259)	118	(377)	Citibank, N.A.
United Mexican States	12/20/24	1.000%(Q)	140	536	438	98	Citibank, N.A.
				$44,480	$91,456	$(46,976)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on corporate and/or sovereign issues - Sell Protection(2):
Federative Republic of Brazil	12/20/22	1.000%(Q)	3,100	0.586%	$3,806	$(4,123)	$7,929	Morgan Stanley Capital Services LLC
Federative Republic of Brazil	12/20/23	1.000%(Q)	200	1.178%	(364)	(1,951)	1,587	HSBC Bank USA, N.A.
International Bank for Reconstruction and Development	06/20/23	0.250%(Q)	4,770	0.179%	2,795	3,416	(621)	Bank of America, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	480	4.362%	(11,194)	(5,003)	(6,191)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	470	4.362%	(10,961)	(5,885)	(5,076)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	4.362%	(3,732)	(1,676)	(2,056)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	4.362%	(3,731)	(2,053)	(1,678)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	160	4.362%	(3,732)	(2,016)	(1,716)	Citibank, N.A.
Petroleos Mexicanos	06/20/23	1.000%(Q)	80	4.362%	(1,865)	(833)	(1,032)	Citibank, N.A.
Petroleos Mexicanos	12/20/24	1.000%(Q)	140	6.097%	(14,096)	(5,869)	(8,227)	Citibank, N.A.
Republic of Colombia	06/20/27	1.000%(Q)	1,800	3.068%	(150,012)	(58,693)	(91,319)	Morgan Stanley Capital Services LLC
Republic of Colombia	06/20/27	1.000%(Q)	1,300	3.068%	(108,342)	(56,084)	(52,258)	BNP Paribas S.A.
Republic of Colombia	06/20/27	1.000%(Q)	1,200	3.068%	(100,008)	(39,129)	(60,879)	Goldman Sachs International
Republic of Columbia	12/20/26	1.000%(Q)	3,400	2.808%	(225,855)	(78,655)	(147,200)	BNP Paribas S.A.
Republic of South Africa	12/20/25	1.000%(Q)	1,100	2.710%	(54,261)	(40,539)	(13,722)	Goldman Sachs International
Republic of Turkey	12/20/23	1.000%(Q)	1,600	6.774%	(105,274)	(77,350)	(27,924)	Bank of America, N.A.
Republic of Turkey	12/20/23	1.000%(Q)	400	6.774%	(26,319)	(17,047)	(9,272)	Barclays Bank PLC
Republic of Turkey	12/20/23	1.000%(Q)	200	6.774%	(13,159)	(8,232)	(4,927)	Barclays Bank PLC
Republic of Turkey	06/20/27	1.000%(Q)	1,500	7.675%	(350,045)	(323,591)	(26,454)	BNP Paribas S.A.
					$(1,176,349)	$(725,313)	$(451,036)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1):
CDX.NA.HY.38.V2	06/20/27	5.000%(Q)	676	$15,403	$14,277	$(1,126)
CDX.NA.IG.35	12/20/30	1.000%(Q)	9,600	(41,578)	111,544	153,122
CDX.NA.IG.37	12/20/31	1.000%(Q)	10,800	(61,506)	201,152	262,658
A58

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Credit default swap agreements outstanding at September 30, 2022: (continued)
Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)		Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreements on credit indices - Buy Protection(1)(cont’d.):
CDX.NA.IG.38	06/20/27	1.000%(Q)		1,000	$1,199	$(558)	$(1,757)
CDX.NA.IG.38	06/20/32	1.000%(Q)		1,300	18,758	30,466	11,708
CDX.NA.IG.39	12/20/32	1.000%(Q)		38,200	988,218	1,103,932	115,714
CDX.NA.IG.39.V1	12/20/27	1.000%(Q)		107,495	(94,430)	336,119	430,549
iTraxx Europe Series 31.V2	06/20/29	1.000%(Q)	EUR	19,700	(100,462)	460,079	560,541
iTraxx Europe Series 32.V1	12/20/29	1.000%(Q)	EUR	3,100	(38,463)	88,785	127,248
					$687,139	$2,345,796	$1,658,657

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Credit Default Swap Agreement on credit indices - Sell Protection(2):
CDX.NA.IG.39	12/20/27	1.000%(Q)	4,700	1.075%	$(8,217)	$(14,696)	$(6,479)

Reference Entity/ Obligation	Termination Date	Fixed Rate	Notional Amount (000)#(3)	Implied Credit Spread at September 30, 2022(4)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Credit Default Swap Agreements on credit indices - Sell Protection(2):
CMBX.NA.8.AAA	10/17/57	0.500%(M)	3,300	*	$(2,605)	$(158,108)	$155,503	Deutsche Bank AG
CMBX.NA.8.AAA	10/17/57	0.500%(M)	1,000	*	(789)	(47,561)	46,772	Goldman Sachs International
CMBX.NA.8.AAA	10/17/57	0.500%(M)	600	*	(473)	(38,487)	38,014	Merrill Lynch International
					$(3,867)	$(244,156)	$240,289
The Portfolio entered into credit default swaps (“CDS”) to provide a measure of protection against defaults or to take an active long or short position with respect to the likelihood of a particular issuer’s default or the reference entity’s credit soundness. CDS contracts generally trade based on a spread which represents the cost a protection buyer has to pay the protection seller. The protection buyer is said to be short the credit as the value of the contract rises the more the credit deteriorates. The value of the CDS contract increases for the protection buyer if the spread increases.
(1)	If the Portfolio is a buyer of protection, it pays the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and make delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	If the Portfolio is a seller of protection, it receives the fixed rate. When a credit event occurs, as defined under the terms of that particular swap agreement, the Portfolio will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(3)	Notional amount represents the maximum potential amount the Portfolio could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	Implied credit spreads, represented in absolute terms, utilized in determining the fair value of credit default swap agreements where the Portfolio is the seller of protection as of the reporting date serve as an indicator of the current status of the payment/ performance risk and represent the likelihood of risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include up-front payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.
*	When an implied credit spread is not available, reference the fair value of credit default swap agreements on credit indices and asset-backed
A59

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
securities. Where the Portfolio is the seller of protection, it serves as an indicator of the current status of the payment/performance risk and represents the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the reporting date. Increasing fair value in absolute terms, when compared to the notional amount of the swap, represents a deterioration of the referenced entity’s credit soundness and a greater likelihood of risk of default or other credit event occurring as defined under the terms of the agreement.

Currency swap agreements outstanding at September 30, 2022:
Notional Amount (000)#		Fund Receives	Notional Amount (000)#	Fund Pays	Counterparty	Termination Date	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
OTC Currency Swap Agreements:
AUD	8,100	3 Month BBSW plus 42.00 bps(Q)	5,589	3 Month LIBOR(Q)	Citibank, N.A.	07/31/29	$8,510	$—	$8,510
AUD	8,000	3 Month BBSW plus 42.25 bps(Q)	5,520	3 Month LIBOR(Q)	Goldman Sachs Bank USA	08/01/29	8,947	—	8,947
							$17,457	$—	$17,457

Inflation swap agreements outstanding at September 30, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements:
EUR	2,940	03/15/24	1.030%(T)	France CPI ex Tobacco Household(1)(T)	$(343)	$211,682	$212,025
EUR	4,400	09/15/24	3.520%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(2,515)	529	3,044
EUR	2,100	09/15/24	3.720%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(4,474)	8,382	12,856
EUR	5,900	09/15/24	3.850%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	38,420	38,420
EUR	1,600	05/15/27	3.000%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	739	13,704	12,965
EUR	700	05/15/27	3.130%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	1,543	1,543
EUR	440	03/15/28	1.535%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	41	(51,514)	(51,555)
EUR	1,710	05/15/28	1.620%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	71	(190,399)	(190,470)
EUR	2,500	08/15/30	2.359%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	13,101	24,930	11,829
EUR	9,500	03/15/31	1.380%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(57,968)	(1,544,843)	(1,486,875)
EUR	2,600	05/15/32	2.600%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	12,925	9,444	(3,481)
EUR	900	06/15/32	2.570%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	(7,034)	(7,034)
EUR	2,200	06/15/32	2.720%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(14,958)	(48,356)	(33,398)
EUR	1,400	07/15/32	2.470%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	—	2,132	2,132
EUR	500	03/15/33	1.710%(T)	Eurostat Eurozone HICP ex Tobacco(1)(T)	(423)	58,129	58,552
EUR	1,790	05/15/37	2.488%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	2,047	(14,256)	(16,303)
EUR	40	01/15/38	1.910%(T)	France CPI ex Tobacco Household(2)(T)	74	(5,274)	(5,348)
EUR	315	03/15/48	1.946%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	919	(49,295)	(50,214)
EUR	300	03/15/52	2.580%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	235	1,106	871
EUR	600	03/15/52	2.590%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	(15,405)	4,113	19,518
EUR	200	04/15/52	2.550%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	252	1,287	1,035
EUR	260	05/15/52	2.421%(T)	Eurostat Eurozone HICP ex Tobacco(2)(T)	—	(7,412)	(7,412)
GBP	1,100	09/15/23	4.480%(T)	U.K. Retail Price Index(1)(T)	—	130,796	130,796
GBP	4,100	03/15/24	6.290%(T)	U.K. Retail Price Index(1)(T)	(1,526)	198,652	200,178
GBP	900	05/15/24	6.440%(T)	U.K. Retail Price Index(1)(T)	—	31,460	31,460
GBP	4,000	05/15/24	6.600%(T)	U.K. Retail Price Index(1)(T)	4,116	125,840	121,724
GBP	1,000	06/15/24	5.200%(T)	U.K. Retail Price Index(1)(T)	—	30,682	30,682
GBP	2,900	06/15/24	5.330%(T)	U.K. Retail Price Index(1)(T)	—	80,846	80,846
GBP	24,500	01/15/25	3.330%(T)	U.K. Retail Price Index(2)(T)	337,857	(3,962,667)	(4,300,524)
GBP	5,800	12/15/26	4.735%(T)	U.K. Retail Price Index(1)(T)	(56,076)	530,733	586,809
GBP	1,900	02/15/27	4.615%(T)	U.K. Retail Price Index(1)(T)	—	163,513	163,513
GBP	2,200	02/15/27	4.626%(T)	U.K. Retail Price Index(1)(T)	1,827	188,031	186,204
GBP	1,430	01/15/30	3.400%(T)	U.K. Retail Price Index(2)(T)	(444)	(294,904)	(294,460)
GBP	3,100	05/15/30	3.346%(T)	U.K. Retail Price Index(2)(T)	5,928	(682,556)	(688,484)
GBP	2,500	06/15/30	3.400%(T)	U.K. Retail Price Index(2)(T)	96,639	(498,440)	(595,079)
GBP	1,700	03/15/31	3.740%(T)	U.K. Retail Price Index(2)(T)	788	(336,464)	(337,252)
GBP	3,000	04/15/31	3.700%(T)	U.K. Retail Price Index(2)(T)	23,858	(616,085)	(639,943)
GBP	2,080	04/15/31	3.750%(T)	U.K. Retail Price Index(2)(T)	329	(416,054)	(416,383)
GBP	1,400	09/15/31	4.066%(T)	U.K. Retail Price Index(2)(T)	—	(200,885)	(200,885)
GBP	1,900	01/15/32	4.300%(T)	U.K. Retail Price Index(1)(T)	4,042	177,041	172,999
A60

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Inflation swap agreements outstanding at September 30, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Inflation Swap Agreements (cont’d):
GBP	400	09/15/32	4.125%(T)	U.K. Retail Price Index(1)(T)	$—	$14,413	$14,413
GBP	930	09/15/32	4.125%(T)	U.K. Retail Price Index(1)(T)	—	33,509	33,509
GBP	1,400	09/15/32	4.130%(T)	U.K. Retail Price Index(1)(T)	123	49,710	49,587
GBP	4,170	09/15/32	4.130%(T)	U.K. Retail Price Index(1)(T)	367	148,064	147,697
GBP	2,400	09/15/32	4.270%(T)	U.K. Retail Price Index(1)(T)	—	49,730	49,730
GBP	1,000	03/15/36	3.566%(T)	U.K. Retail Price Index(2)(T)	—	(215,473)	(215,473)
GBP	2,400	03/15/36	3.580%(T)	U.K. Retail Price Index(2)(T)	(11,814)	(511,789)	(499,975)
	7,200	02/05/23	2.210%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	608,468	608,468
	500	03/03/23	5.000%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(6,227)	(6,227)
	2,400	03/07/23	4.950%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(29,411)	(29,411)
	10,000	03/08/23	5.033%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(112,713)	(112,713)
	4,700	03/21/23	5.470%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(22,328)	(22,328)
	4,070	04/27/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	(124)	320,000	320,124
	1,140	05/09/23	2.263%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	90,173	90,173
	1,760	05/10/23	2.281%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	134,499	134,499
	5,200	02/26/26	2.314%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	483,671	483,671
	5,000	03/05/26	2.419%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	439,768	439,768
	4,000	05/13/26	2.768%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	269,876	269,876
	1,600	05/14/26	2.813%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	104,275	104,275
	2,880	05/25/26	2.703%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	387	200,143	199,756
	300	06/01/26	2.690%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	20,795	20,795
	3,660	02/05/28	2.335%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	5,032	(292,984)	(298,016)
	1,140	05/09/28	2.353%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(87,076)	(87,076)
	1,720	05/09/28	2.360%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(130,086)	(130,086)
	1,760	05/10/28	2.364%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(132,524)	(132,524)
	500	06/06/28	2.370%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	(61)	(37,969)	(37,908)
	200	08/26/28	2.573%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	10,291	10,291
	900	09/10/28	2.645%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	—	39,631	39,631
	2,700	07/25/29	1.998%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	1,520	(300,799)	(302,319)
	3,300	11/20/29	1.883%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	2,385	(410,027)	(412,412)
	6,000	05/19/30	1.280%(T)	U.S. CPI Urban Consumers NSA Index(2)(T)	—	(1,072,629)	(1,072,629)
	7,300	02/24/31	2.311%(T)	U.S. CPI Urban Consumers NSA Index(1)(T)	2,844	651,410	648,566
					$352,315	$(6,587,052)	$(6,939,367)
(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
Interest rate swap agreements outstanding at September 30, 2022:
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements:
AUD	9,000	06/17/30	1.250%(S)	6 Month BBSW(1)(S)	$(139,811)	$1,202,313	$1,342,124
AUD	1,800	09/15/32	4.250%(S)	6 Month BBSW(2)(S)	(2,305)	(16,409)	(14,104)
AUD	20,000	09/15/32	4.500%(S)	6 Month BBSW(2)(S)	62,505	(64,278)	(126,783)
BRL	15,000	01/04/27	6.280%(T)	1 Day BROIS(1)(T)	—	371,337	371,337
CAD	3,500	03/03/25	1.220%(S)	3 Month CDOR(2)(S)	—	(174,361)	(174,361)
CAD	5,600	06/17/25	1.500%(S)	3 Month CDOR(2)(S)	(30,636)	(278,631)	(247,995)
CAD	6,600	12/18/29	1.900%(S)	3 Month CDOR(2)(S)	56,949	(546,305)	(603,254)
CAD	15,900	06/17/30	1.500%(S)	3 Month CDOR(2)(S)	27,223	(1,720,359)	(1,747,582)
CAD	3,600	06/16/31	1.250%(S)	3 Month CDOR(2)(S)	(405,634)	(483,746)	(78,112)
CAD	4,000	12/18/48	2.750%(S)	3 Month CDOR(2)(S)	(28,976)	(439,158)	(410,182)
CHF	21,100	09/15/26	(0.500)%(A)	3 Month SARON(2)(A)	(42,925)	(1,727,648)	(1,684,723)
CHF	1,800	02/10/27	0.294%(A)	3 Month SARON(2)(A)	(3,359)	(93,870)	(90,511)
CHF	3,200	02/14/27	0.283%(A)	3 Month SARON(2)(A)	—	(169,796)	(169,796)
CHF	2,600	02/15/27	0.300%(A)	3 Month SARON(2)(A)	—	(135,775)	(135,775)
A61

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest rate swap agreements outstanding at September 30, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
CHF	1,500	02/17/27	0.295%(A)	3 Month SARON(2)(A)	$—	$(78,924)	$(78,924)
CHF	2,000	05/16/27	0.343%(A)	3 Month SARON(2)(A)	—	(113,661)	(113,661)
CHF	10,200	06/15/27	0.368%(A)	3 Month SARON(2)(A)	(21,568)	(589,573)	(568,005)
CNH	38,900	03/16/27	2.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)	15,050	3,108	(11,942)
CNH	32,600	12/21/27	2.500%(Q)	7 Day China Fixing Repo Rates(2)(Q)	(20,492)	(15,552)	4,940
CZK	17,500	01/30/29	1.913%(A)	6 Month PRIBOR(2)(S)	—	(131,369)	(131,369)
EUR	26,900	11/21/23	(0.526)%(A)	3 Month EURIBOR(2)(Q)	—	(872,937)	(872,937)
EUR	4,700	03/30/24	1.000%(A)	6 Month EURIBOR(2)(S)	(13,311)	(95,657)	(82,346)
EUR	700	08/10/24	0.550%(A)	6 Month EURIBOR(2)(S)	—	(25,272)	(25,272)
EUR	200	08/10/24	0.550%(A)	6 Month EURIBOR(2)(S)	—	(7,220)	(7,220)
EUR	23,300	03/15/25	1.500%(A)	6 Month EURIBOR(2)(S)	(365,344)	(695,640)	(330,296)
EUR	1,200	04/11/27	0.700%(A)	6 Month EURIBOR(2)(S)	—	(104,961)	(104,961)
EUR	1,100	04/11/27	0.700%(A)	6 Month EURIBOR(2)(S)	—	(96,214)	(96,214)
EUR	2,600	04/12/27	0.650%(A)	6 Month EURIBOR(2)(S)	—	(233,383)	(233,383)
EUR	2,100	04/12/27	0.650%(A)	6 Month EURIBOR(2)(S)	—	(188,502)	(188,502)
EUR	1,400	05/11/27	0.650%(A)	6 Month EURIBOR(2)(S)	—	(127,805)	(127,805)
EUR	1,400	05/11/27	0.650%(A)	6 Month EURIBOR(2)(S)	—	(127,805)	(127,805)
EUR	2,600	05/13/27	1.000%(A)	6 Month EURIBOR(2)(S)	—	(195,260)	(195,260)
EUR	2,400	05/13/27	1.000%(A)	6 Month EURIBOR(2)(S)	—	(180,240)	(180,240)
EUR	1,200	05/18/27	1.000%(A)	6 Month EURIBOR(2)(S)	—	(90,438)	(90,438)
EUR	1,100	05/18/27	1.000%(A)	6 Month EURIBOR(2)(S)	—	(82,902)	(82,902)
EUR	64,800	03/15/28	1.500%(A)	6 Month EURIBOR(2)(S)	(2,640,842)	(4,610,004)	(1,969,162)
EUR	66,800	03/15/33	1.750%(A)	6 Month EURIBOR(2)(S)	(6,959,134)	(7,794,748)	(835,614)
EUR	3,500	03/15/33	1.750%(A)	6 Month EURIBOR(1)(S)	363,436	408,408	44,972
EUR	5,790	09/21/37	2.250%(A)	6 Month EURIBOR(2)(S)	(551)	(556,464)	(555,913)
EUR	3,540	09/21/42	2.250%(A)	6 Month EURIBOR(2)(S)	268,844	(311,736)	(580,580)
EUR	450	05/27/50	0.054%(A)	6 Month EURIBOR(1)(S)	—	175,898	175,898
EUR	900	11/17/52	0.064%(A)	6 Month EURIBOR(1)(S)	—	421,602	421,602
EUR	400	03/15/53	1.500%(A)	6 Month EURIBOR(2)(S)	(46,621)	(71,271)	(24,650)
EUR	6,800	03/15/53	1.500%(A)	6 Month EURIBOR(1)(S)	1,088,339	1,181,863	93,524
GBP	33,050	02/07/23	0.010%(A)	1 Day SONIA(2)(A)	217	(733,048)	(733,265)
GBP	508	05/08/23	0.950%(A)	1 Day SONIA(1)(A)	(11,574)	14,667	26,241
GBP	565	05/08/24	0.950%(A)	1 Day SONIA(1)(A)	(17,910)	42,634	60,544
GBP	400	03/15/25	2.500%(A)	1 Day SONIA(2)(A)	(12,892)	(25,884)	(12,992)
GBP	2,737	05/08/26	1.000%(A)	1 Day SONIA(1)(A)	(144,600)	422,672	567,272
GBP	6,600	03/15/28	2.250%(A)	1 Day SONIA(2)(A)	(404,318)	(872,370)	(468,052)
GBP	977	10/22/28	0.680%(A)	1 Day SONIA(1)(A)	—	234,389	234,389
GBP	1,205	05/08/29	1.100%(A)	1 Day SONIA(1)(A)	(94,015)	274,170	368,185
GBP	247	05/08/31	1.150%(A)	1 Day SONIA(1)(A)	(10,753)	65,860	76,613
GBP	1,900	09/27/32	3.155%(A)	1 Day SONIA(1)(A)	1,026	41,668	40,642
GBP	21,800	03/15/33	2.000%(A)	1 Day SONIA(2)(A)	(3,404,322)	(4,542,958)	(1,138,636)
GBP	1,700	03/15/53	2.000%(A)	1 Day SONIA(2)(A)	(525,639)	(534,306)	(8,667)
GBP	1,800	03/15/53	2.000%(A)	1 Day SONIA(1)(A)	556,840	565,729	8,889
INR	2,624,210	09/21/24	6.250%(S)	1 Month MIBOR(2)(S)	(587)	(360,031)	(359,444)
INR	1,192,400	09/21/24	6.500%(S)	1 Month MIBOR(2)(S)	(40,089)	(95,869)	(55,780)
INR	1,062,800	03/16/27	5.750%(S)	1 Month MIBOR(1)(S)	624,663	587,638	(37,025)
INR	524,500	09/21/27	6.500%(S)	1 Month MIBOR(1)(S)	37,399	116,769	79,370
INR	102,400	03/16/32	6.250%(S)	1 Month MIBOR(1)(S)	77,424	68,569	(8,855)
JPY	2,520,000	03/16/24	0.000%(A)	1 Day TONAR(2)(A)	(14,575)	(16,093)	(1,518)
JPY	490,000	06/19/24	0.000%(S)	1 Day TONAR(1)(S)	(5,399)	8,690	14,089
JPY	6,590,000	06/17/25	0.000%(S)	1 Day TONAR(1)(S)	(74,972)	269,937	344,909
JPY	210,000	12/15/26	0.000%(A)	1 Day TONAR(2)(A)	(11,823)	(13,748)	(1,925)
JPY	90,000	12/16/30	0.000%(S)	1 Day TONAR(1)(S)	4,053	25,615	21,562
JPY	320,000	08/17/31	0.000%(A)	1 Day TONAR(1)(A)	21,327	92,857	71,530
JPY	430,000	12/15/31	0.050%(A)	1 Day TONAR(2)(A)	(107,127)	(118,441)	(11,314)
JPY	510,000	03/15/32	0.250%(A)	1 Day TONAR(1)(A)	103,505	79,331	(24,174)
JPY	1,930,000	06/19/39	0.400%(S)	1 Day TONAR(2)(S)	423,162	(1,049,324)	(1,472,486)
A62

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest rate swap agreements outstanding at September 30, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
JPY	711,000	12/15/41	0.200%(A)	1 Day TONAR(1)(A)	$531,456	$640,104	$108,648
JPY	239,000	03/15/42	0.500%(A)	1 Day TONAR(1)(A)	71,557	128,675	57,118
JPY	40,000	12/15/51	0.450%(A)	1 Day TONAR(1)(A)	54,398	46,833	(7,565)
JPY	1,320,000	06/15/52	0.800%(A)	1 Day TONAR(2)(A)	(118,153)	(759,335)	(641,182)
KRW	22,606,900	09/21/27	3.000%(Q)	3 Month KWCDC(2)(Q)	(38,263)	(785,315)	(747,052)
KRW	11,865,710	09/21/27	3.250%(Q)	3 Month KWCDC(2)(Q)	27,891	(316,518)	(344,409)
KRW	2,682,200	06/15/32	3.000%(Q)	3 Month KWCDC(2)(Q)	1,117	(129,066)	(130,183)
KRW	938,400	06/15/32	3.250%(Q)	3 Month KWCDC(2)(Q)	2,540	(31,415)	(33,955)
MXN	20,200	02/26/25	6.080%(M)	28 Day Mexican Interbank Rate(2)(M)	—	(83,524)	(83,524)
MXN	25,300	07/07/25	4.870%(M)	28 Day Mexican Interbank Rate(2)(M)	2,149	(151,902)	(154,051)
NOK	9,200	11/12/24	1.993%(A)	6 Month NIBOR(1)(S)	(4,815)	17,121	21,936
NOK	13,200	03/18/25	1.635%(A)	6 Month NIBOR(1)(S)	—	46,673	46,673
NZD	20,500	11/01/23	3.000%(S)	3 Month BBR(2)(Q)	4,135	(193,711)	(197,846)
NZD	19,300	12/15/23	3.000%(S)	3 Month BBR(2)(Q)	(3,072)	(193,782)	(190,710)
NZD	750	03/17/24	0.528%(S)	3 Month BBR(2)(Q)	(20)	(25,119)	(25,099)
NZD	43,500	06/14/24	4.000%(S)	3 Month BBR(2)(Q)	(94,262)	(216,943)	(122,681)
NZD	5,100	06/15/27	3.750%(S)	3 Month BBR(2)(Q)	(41,106)	(69,845)	(28,739)
NZD	3,300	03/21/28	3.250%(S)	3 Month BBR(1)(Q)	6,678	114,279	107,601
SEK	23,000	06/19/24	0.500%(A)	3 Month STIBOR(2)(Q)	18,090	(90,408)	(108,498)
SGD	9,000	06/15/27	2.750%(S)	1 Day SORA(2)(S)	(21,420)	(181,167)	(159,747)
SGD	2,800	06/15/27	3.000%(S)	1 Day SORA(2)(S)	(390)	(34,067)	(33,677)
SGD	5,200	09/21/27	2.500%(S)	1 Day SORA(2)(S)	(20,780)	(158,539)	(137,759)
SGD	10,360	09/21/27	2.750%(S)	1 Day SORA(2)(S)	(99,545)	(233,725)	(134,180)
	2,400	12/16/22	0.750%(S)	3 Month LIBOR(2)(Q)	2,851	(12,214)	(15,065)
	4,400	12/16/22	0.750%(S)	3 Month LIBOR(2)(Q)	4,715	(22,393)	(27,108)
	5,300	03/30/23	0.250%(S)	3 Month LIBOR(2)(Q)	493	(104,924)	(105,417)
	34,100	04/27/23	—(3)	—(3)	—	421	421
	13,850	08/21/23	1.305%(S)	3 Month LIBOR(1)(Q)	—	395,629	395,629
	77,800	11/04/23	1.270%(S)	3 Month LIBOR(1)(Q)	564,423	2,534,655	1,970,232
	6,300	12/15/23	0.250%(A)	1 Day SOFR(1)(A)	31,874	329,163	297,289
	1,200	12/15/23	0.500%(S)	3 Month LIBOR(2)(Q)	(2,393)	(55,696)	(53,303)
	135,900	12/21/23	1.320%(A)	1 Day SOFR(1)(A)	2,344,420	4,052,842	1,708,422
	7,400	03/07/24	—(4)	—(4)	—	7,331	7,331
	200	03/31/24	1.430%(A)	1 Day SOFR(1)(A)	1,325	8,481	7,156
	15,000	03/31/24	2.117%(A)	1 Day SOFR(1)(A)	—	462,802	462,802
	7,900	03/31/24	2.209%(A)	1 Day SOFR(1)(A)	—	231,499	231,499
	54,900	04/21/24	1.850%(A)	1 Day SOFR(1)(A)	477,716	1,318,542	840,826
	6,300	06/15/24	1.750%(A)	1 Day SOFR(1)(A)	216,152	262,641	46,489
	14,900	06/30/24	2.965%(A)	1 Day SOFR(2)(A)	—	(312,720)	(312,720)
	12,100	06/30/24	2.968%(A)	1 Day SOFR(2)(A)	—	(253,252)	(253,252)
	11,250	08/25/24	1.298%(S)	3 Month LIBOR(1)(Q)	—	660,462	660,462
	13,700	08/31/24	1.249%(S)	3 Month LIBOR(1)(Q)	—	818,570	818,570
	27,600	09/06/24	—(7)	—(7)	1,125	883	(242)
	17,700	09/27/24	—(5)	—(5)	—	4,521	4,521
	19,500	10/04/24	—(6)	—(6)	—	(70,492)	(70,492)
	2,300	04/30/25	2.710%(A)	1 Day USOIS(1)(A)	—	63,287	63,287
	54,600	11/30/26	2.965%(A)	1 Day SOFR(1)(A)	22,498	1,870,184	1,847,686
	56,700	12/15/26	1.250%(S)	3 Month LIBOR(1)(Q)	(504,585)	6,119,579	6,624,164
	11,200	12/15/26	1.250%(S)	3 Month LIBOR(1)(Q)	(83,143)	1,208,806	1,291,949
	12,100	06/15/27	1.000%(A)	1 Day SOFR(1)(A)	407,810	1,500,385	1,092,575
	56,300	06/15/27	1.750%(A)	1 Day SOFR(1)(A)	3,305,025	5,050,946	1,745,921
	300	09/07/27	3.050%(A)	1 Day SOFR(2)(A)	—	(10,057)	(10,057)
	37,200	01/15/28	0.400%(S)	3 Month LIBOR(2)(Q)	(269,197)	(6,617,459)	(6,348,262)
	4,000	06/16/28	0.500%(S)	3 Month LIBOR(2)(Q)	(168,979)	(715,564)	(546,585)
	10,200	11/21/28	1.840%(S)	3 Month LIBOR(1)(Q)	—	892,971	892,971
	10,700	12/15/28	1.250%(A)	1 Day SOFR(2)(A)	7,751	(1,437,096)	(1,444,847)
	17,700	12/15/28	1.500%(S)	3 Month LIBOR(2)(Q)	241,864	(2,357,088)	(2,598,952)
A63

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest rate swap agreements outstanding at September 30, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Value at Trade Date	Value at September 30, 2022	Unrealized Appreciation (Depreciation)
Centrally Cleared Interest Rate Swap Agreements (cont’d.):
	2,400	01/20/29	1.630%(S)	3 Month LIBOR(2)(Q)	$—	$(319,929)	$(319,929)
	2,500	02/09/29	1.618%(A)	1 Day SOFR(2)(A)	—	(286,183)	(286,183)
	3,900	03/22/29	1.888%(A)	1 Day SOFR(2)(A)	—	(393,403)	(393,403)
	5,100	04/21/29	2.175%(A)	1 Day SOFR(2)(A)	—	(434,907)	(434,907)
	4,600	04/30/29	2.730%(A)	1 Day SOFR(1)(A)	—	256,958	256,958
	2,100	04/30/29	2.750%(A)	1 Day SOFR(1)(A)	—	114,896	114,896
	9,400	04/30/29	2.817%(A)	1 Day SOFR(1)(A)	—	477,534	477,534
	5,700	04/30/29	2.818%(A)	1 Day SOFR(1)(A)	—	289,238	289,238
	3,800	04/30/29	2.819%(A)	1 Day SOFR(1)(A)	—	192,726	192,726
	13,800	06/15/29	1.000%(A)	1 Day SOFR(2)(A)	(834,513)	(2,228,817)	(1,394,304)
	6,500	06/15/29	1.750%(A)	1 Day SOFR(1)(A)	436,721	748,294	311,573
	500	09/08/29	3.050%(A)	1 Day SOFR(2)(A)	—	(18,882)	(18,882)
	2,000	09/09/29	3.100%(A)	1 Day SOFR(2)(A)	—	(69,457)	(69,457)
	17,900	11/15/31	1.695%(A)	1 Day SOFR(2)(A)	(28,274)	(2,623,527)	(2,595,253)
	52,700	05/15/32	2.886%(A)	1 Day SOFR(2)(A)	289,324	(2,894,668)	(3,183,992)
	41,900	06/15/32	1.750%(A)	1 Day SOFR(1)(A)	5,324,409	6,222,532	898,123
	1,300	09/28/32	3.100%(A)	1 Day SOFR(2)(A)	—	(49,860)	(49,860)
	2,200	06/15/52	1.500%(A)	1 Day SOFR(2)(A)	(59,864)	(656,190)	(596,326)
	3,090	06/15/52	1.750%(A)	1 Day SOFR(1)(A)	765,056	773,590	8,534
	1,500	09/16/52	2.906%(A)	1 Day SOFR(2)(A)	—	(45,393)	(45,393)
	2,100	11/21/53	1.888%(S)	3 Month LIBOR(2)(Q)	—	(520,504)	(520,504)
ZAR	28,300	06/20/23	7.250%(Q)	3 Month JIBAR(2)(Q)	(1,907)	1,046	2,953
					$900,740	$(13,234,179)	$(14,134,919)

Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements:
MYR	28,300	09/21/27	3.500%(Q)	3 Month KLIBOR(1)(Q)	$144,959	$13,276	$131,683	Bank of America, N.A.
MYR	7,300	09/21/27	3.500%(Q)	3 Month KLIBOR(1)(Q)	37,392	2,101	35,291	Goldman Sachs Bank USA
MYR	7,100	09/21/27	3.500%(Q)	3 Month KLIBOR(1)(Q)	36,368	5,160	31,208	Standard Chartered Bank, London
MYR	3,700	09/21/27	3.500%(Q)	3 Month KLIBOR(1)(Q)	18,952	2,732	16,220	JPMorgan Chase Bank, N.A.
MYR	12,400	03/16/32	3.500%(Q)	3 Month KLIBOR(1)(Q)	174,071	12,948	161,123	Citibank, N.A.
MYR	600	09/21/32	3.750%(Q)	3 Month KLIBOR(1)(Q)	6,373	(488)	6,861	Goldman Sachs Bank USA
THB	534,154	09/21/24	2.000%(Q)	1 Day THOR(1)(Q)	84,926	33,847	51,079	Standard Chartered Bank, London
THB	431,700	09/21/24	2.000%(Q)	1 Day THOR(1)(Q)	68,637	(42,595)	111,232	Goldman Sachs International
THB	144,300	09/21/24	2.000%(Q)	1 Day THOR(1)(Q)	22,943	(5,691)	28,634	Bank of America, N.A.
THB	4,636	09/21/27	2.000%(Q)	1 Day THOR(1)(Q)	4,754	184	4,570	Standard Chartered Bank, London
THB	141,100	09/21/27	2.250%(Q)	1 Day THOR(1)(Q)	99,490	(22,273)	121,763	Standard Chartered Bank, London
THB	32,200	09/21/27	2.250%(Q)	1 Day THOR(1)(Q)	22,704	(7,779)	30,483	Standard Chartered Bank, London
THB	137,100	06/15/32	2.750%(S)	6 Month THBFIX(2)(S)	(106,634)	(45,802)	(60,832)	Bank of America, N.A.
A64

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Interest rate swap agreements outstanding at September 30, 2022 (continued):
Notional Amount (000)#		Termination Date	Fixed Rate	Floating Rate	Fair Value	Upfront Premiums Paid(Received)	Unrealized Appreciation (Depreciation)	Counterparty
OTC Interest Rate Swap Agreements (cont’d.):
THB	68,300	09/21/32	2.500%(S)	6 Month THBFIX(2)(S)	$(106,728)	$(11,215)	$(95,513)	Goldman Sachs International
					$508,207	$(65,595)	$573,802

(1)	The Portfolio pays the fixed rate and receives the floating rate.
(2)	The Portfolio pays the floating rate and receives the fixed rate.
(3)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.25 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(4)	The Portfolio pays the floating rate of 1 Month LIBOR plus 7.00 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(5)	The Portfolio pays the floating rate of 1 Month LIBOR plus 10.50 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(6)	The Portfolio pays the floating rate of 1 Month LIBOR plus 10.20 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.
(7)	The Portfolio pays the floating rate of 1 Month LIBOR plus 8.80 bps quarterly and receives the floating rate of 3 Month LIBOR quarterly.

Total return swap agreements outstanding at September 30, 2022:
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements:
Bloomberg Commodity Index 1-Month Forward Total Return(M)	+12bps(M)	BNP Paribas S.A.	02/15/23	3,861	$10,474	$—	$10,474
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +346bps(M)	BNP Paribas S.A.	02/15/23	(11,142)	594,543	—	594,543
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +346bps(M)	Citibank, N.A.	02/15/23	1,875	(100,061)	—	(100,061)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +346bps(M)	Societe Generale Paris	02/15/23	4,497	(239,989)	—	(239,989)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +346bps(M)	Merrill Lynch International	02/15/23	6,949	(370,807)	—	(370,807)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +347bps(M)	JPMorgan Chase Bank, N.A.	02/15/23	(32,629)	1,741,292	—	1,741,292
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +347bps(M)	Goldman Sachs International	02/15/23	(16,113)	859,868	—	859,868
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +348bps(M)	BNP Paribas S.A.	02/15/23	6,216	(314,544)	—	(314,544)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +348bps(M)	Goldman Sachs International	02/15/23	45,309	(2,292,648)	—	(2,292,648)
Bloomberg Commodity Index Total Return(M)	3 Month U.S. Treasury Bill +348bps(M)	BNP Paribas S.A.	02/15/23	116,368	(6,210,624)	—	(6,210,624)
Bloomberg Commodity Index Total Return(Q)	3 Month U.S. Treasury Bill(Q)	Bank of America, N.A.	03/31/23	16,791	(1,563)	—	(1,563)
Bloomberg Commodity Index(T)	–	Morgan Stanley Capital Services LLC	12/16/22	115	2,092	—	2,092
Bloomberg Commodity Index(T)	–	UBS AG Stamford	01/20/23	1,784	40,739	—	40,739
A65

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Total return swap agreements outstanding at September 30, 2022 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
Bloomberg Commodity Index(T)	–	Morgan Stanley Capital Services LLC	02/08/23	1,376	$34,001	$—	$34,001
Bloomberg Commodity Index(T)	–	UBS AG Stamford	03/16/23	(723)	70,256	—	70,256
CBOE SKEW Index(M)	+25bps(M)	Goldman Sachs International	02/15/23	3,761	(103,009)	—	(103,009)
Citigroup Civics 3 Total Return Index(M)	3 Month U.S. Treasury Bill +349bps(M)	Citibank, N.A.	02/15/23	11,990	(637,433)	—	(637,433)
Crude Oil, fixed price $83.76(T)(3)	–	Merrill Lynch International	12/31/23	(11)	73,137	—	73,137
Crude Oil, fixed price $85.36(T)(3)	–	Merrill Lynch International	12/31/23	(11)	89,866	—	89,866
Dow Jones Wishire REIT Total Return Index(M)	1 Month LIBOR +36bps(M)	JPMorgan Chase Bank, N.A.	10/05/22	1,631	(199,877)	—	(199,877)
Dow Jones Wishire REIT Total Return Index(M)	1 Day USOIS +45bps(M)	Bank of America, N.A.	10/12/22	6,450	2,162	—	2,162
Dow Jones Wishire REIT Total Return Index(M)	1 Day USOIS +41bps(M)	Morgan Stanley & Co. International PLC	01/04/23	684	—	—	—
Dow Jones Wishire REIT Total Return Index(M)	1 Day USOIS +24bps(M)	Morgan Stanley & Co. International PLC	02/22/23	1,189	(110)	—	(110)
Dow Jones Wishire REIT Total Return Index(M)	1 Day USOIS +37bps(M)	Citibank, N.A.	05/10/23	9,922	(951)	—	(951)
Dow Jones Wishire REIT Total Return Index(M)	1 Day USOIS +33bps(M)	Barclays Bank PLC	06/21/23	715	(68)	—	(68)
European Refined Margin, fixed price $7.94(T)(3)	–	Goldman Sachs International	12/31/23	4	25,897	—	25,897
European Refined Margin, fixed price $8.00(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/23	2	17,125	—	17,125
European Refined Margin, fixed price $8.03(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/23	4	25,583	167	25,416
Gas-Crude Oil Spread, fixed price $21.90(T)(3)	–	Goldman Sachs International	12/31/22	2	26,293	—	26,293
Gas-Crude Oil Spread, fixed price $30.00(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(1)	(5,685)	—	(5,685)
iBoxx USD Investment Grade Index(T)	1 Day SOFR Index(Q)	Goldman Sachs International	12/20/22	(15,800)	970,226	—	970,226
iBoxx USD Investment Grade Index(T)	1 Day SOFR Index(Q)	BNP Paribas S.A.	06/20/23	(14,000)	757,476	—	757,476
iBoxx USD Investment Grade Index(T)	1 Day SOFR Index(Q)	BNP Paribas S.A.	06/20/23	(2,100)	101,338	—	101,338
JPMorgan Custom Commodity Index(M)	–	JPMorgan Chase Bank, N.A.	12/30/22	5,909	—	—	—
JPMorgan Custom Commodity Index(M)	–	JPMorgan Chase Bank, N.A.	02/15/23	17,336	(699,313)	—	(699,313)
A66

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Total return swap agreements outstanding at September 30, 2022 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
LLSCO, fixed price $(2.10)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(1)	$(393)	$—	$(393)
LLSCO, fixed price $(2.10)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(1)	(393)	—	(393)
LLSCO, fixed price $(2.50)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(1)	(23)	—	(23)
LLSCO, fixed price $0.07(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/22	1	2,533	—	2,533
LLSMEH, fixed price $1.00(T)(3)	–	Goldman Sachs International	12/31/22	(1)	600	—	600
LLSMEH, fixed price $1.00(T)(3)	–	Goldman Sachs International	12/31/22	—(r)	200	—	200
London Gold Market Fixing Ltd. PM, pay fixed price $1803.90(T)(3)	–	Deutsche Bank AG	11/28/22	—(r)	26,078	—	26,078
London Gold Market Fixing Ltd. PM, pay fixed price $1850.90(T)(3)	–	Deutsche Bank AG	11/28/22	—(r)	(17,714)	—	(17,714)
London Gold Market Fixing Ltd. PM, pay fixed price $1892.00(T)(3)	–	Merrill Lynch International	11/28/22	—(r)	(21,802)	—	(21,802)
London Gold Market Fixing Ltd. PM, pay strike 5.153%(T)(4)	–	UBS AG Stamford	12/05/22	441	12,684	—	12,684
London Gold Market Fixing Ltd. PM, pay strike 6.325%(T)(4)	–	JPMorgan Chase Bank, N.A.	04/10/26	6,083	51,025	—	51,025
London Gold Market Fixing Ltd. PM, pay strike 6.970%(T)(4)	–	JPMorgan Chase Bank, N.A.	08/02/24	138	2,721	—	2,721
MEHCO, fixed price $(0.75)(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/22	1	1,899	—	1,899
MEHCO, fixed price $(1.52)(T)(3)	–	Morgan Stanley Capital Services LLC	12/31/22	(3)	(3,634)	—	(3,634)
MEHCO, fixed price $(2.30)(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/22	(1)	(510)	—	(510)
MEHCO, fixed price $(2.82)(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/22	(2)	(89)	(2)	(87)
Mont Belvieu LDH Propane, fixed price $0.95(T)(3)	–	Merrill Lynch International	12/31/23	567	(77,674)	—	(77,674)
Mont Belvieu LDH Propane, fixed price $0.96(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/23	2,076	(295,951)	1,059	(297,010)
Natural Gas, fixed price $6.16(T)(3)	–	JPMorgan Chase Bank, N.A.	12/31/23	(137)	95,930	(28,505)	124,435
PIMCO Custom Commodity Basket Index(M)	–	Canadian Imperial Bank of Commerce	02/15/23	28,051	(1,024,266)	—	(1,024,266)
A67

AST ADVANCED STRATEGIES PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2022 (unaudited)
Total return swap agreements outstanding at September 30, 2022 (continued):
Reference Entity	Financing Rate	Counterparty	Termination Date	Long (Short) Notional Amount (000)#(1)	Fair Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)(2)
OTC Total Return Swap Agreements (cont’d.):
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	1 Day SOFR +6bps(T)	Morgan Stanley Capital Services LLC	10/06/22	25,000	$(462,574)	$—	$(462,574)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	1 Day SOFR +8bps(T)	Morgan Stanley Capital Services LLC	10/20/22	5,000	(170,780)	—	(170,780)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	1 Day SOFR +8bps(T)	Morgan Stanley Capital Services LLC	10/20/22	5,000	(225,083)	—	(225,083)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	1 Day SOFR +8bps(T)	Morgan Stanley Capital Services LLC	10/20/22	15,000	(1,017,516)	—	(1,017,516)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	1 Day SOFR +8bps(T)	Morgan Stanley Capital Services LLC	10/20/22	20,000	(1,540,907)	—	(1,540,907)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	1 Day SOFR +8bps(T)	Morgan Stanley Capital Services LLC	10/20/22	25,000	(2,017,691)	—	(2,017,691)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	1 Day SOFR +8bps(T)	Morgan Stanley Capital Services LLC	10/20/22	25,000	(423,036)	—	(423,036)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	1 Day SOFR +7bps(T)	Morgan Stanley Capital Services LLC	01/20/23	8,000	(286,990)	—	(286,990)
U.S. Treasury Inflation Indexed Bonds, TIPS(T)	1 Day SOFR +7bps(T)	Morgan Stanley Capital Services LLC	01/20/23	25,000	(1,742,155)	—	(1,742,155)
					$(14,869,825)	$(27,281)	$(14,842,544)
(1)	On a long total return swap, the Portfolio receives payments for any positive return on the reference entity (makes payments for any negative return) and pays the financing rate. On a short total return swap, the Portfolio makes payments for any positive return on the reference entity (receives payments for any negative return) and receives the financing rate.
(2)	Upfront/recurring fees or commissions, as applicable, are included in the net unrealized appreciation (depreciation).
(3)	Commodity Forward Swap. Notional amount represents the number of units of the underlying commodity. Fixed price represents the fixed amount per underlying contract used to determine net settlement amount.
(4)	Variance Swap. The Portfolio receives the strike and pays the volatility when long on the contract, and pays the strike and receives the volatility when short on the contract.

Reverse repurchase agreement outstanding at September 30, 2022:
Broker	Interest Rate	Trade Date	Cost	Maturity Date	Value at September 30, 2022
Barclays Bank PLC	2.000%	07/15/22	$1,092,335	07/15/24	$1,092,335
The value of the Reverse Repurchase Agreement is $1,092,335. A Sovereign Bond with a market value of $1,109,875 has been segregated as collateral to cover the requirement for the reverse repurchase agreement outstanding as of September 30, 2022.
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A68